THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                              October 1, 2003
                      (as amended March 1, 2004)

This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America, Inc. (the "fund or "IFA") dated October 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94120
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       29
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       36
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       40
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Shareholder Account Services and Privileges . . . . . . . . . . . .       44
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       47
General Information . . . . . . . . . . . . . . . . . . . . . . . .       48
Class A Share Investment Results and Related Statistics . . . . . .       50
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Financial Statements





                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the S&P 500 Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion


                      The Income Fund of America - Page 2
at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                      The Income Fund of America - Page 3

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks, and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline


                      The Income Fund of America - Page 4
in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


There is no current intent to engage in this investment practice over the next 12 months.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                      The Income Fund of America - Page 5

"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies,


                      The Income Fund of America - Page 6
transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH  AND  CASH  EQUIVALENTS  -  These  include:  (i)  commercial  paper  (e.g., short-term  notes  up  to  nine  months  in  maturity  issued  by  corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the


                      The Income Fund of America - Page 7
commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 28% and 36%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.


                      The Income Fund of America - Page 8

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend to engage in an ongoing or regular securities lending program.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the SEC.


                      The Income Fund of America - Page 9

                             MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                        NUMBER OF BOARDS
                     POSITION      ELECTED                                           WITHIN THE FUND
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox              7            Crompton Corporation
 Age: 66                                         Investments LP; Professor,
                                                 University of California;
                                                 retired President and Chief
                                                 Executive Officer, Foster Farms
                                                 (poultry producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-Founder, VentureThink LLC               6            None
 Age: 55                                         (develops and manages
                                                 e-commerce businesses) and
                                                 Versura Inc. (education loan
                                                 exchange); former Treasurer,
                                                 The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie       Director       2003        Business Consultant; former                2            None
 Age: 66                                         President, Sequoia Associates
                                                 LLC (investment firm
                                                 specializing in medium-size
                                                 buyouts); former Vice Chairman,
                                                 Gap Inc. (specialty apparel
                                                 retailing); and former
                                                 Chairman, The Epic Team
                                                 (premium bicycles and
                                                 accessories under brand name of
                                                 Specialized)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,              8            iStar Financial, Inc.;
 Age: 66                                         Graduate School of Business,                            Plum Creek Timber Co.;
                                                 Stanford University                                     Scholastic Corporation;
                                                                                                         Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Luis G. Nogales      Director       2002        President, Nogales Partners and            2            Arbitron, Inc.; Edison
 Age: 59                                         Managing Director, Nogales                              International; K-B Home;
                                                 Investors, LLC (private equity                          Kaufman & Broad, S.A.
                                                 fund)
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen                2            None
 Age: 62                                         Consultancy, LLC (consulting
                                                 services to charitable
                                                 organizations, pension funds
                                                 and other financial management
                                                 companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        Chairman of the Board and                  5            None
 Age: 68                                         President Emeritus, Keck
                                                 Graduate Institute of Applied
                                                 Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate                6            Crompton Corporation;
 Age: 69                                         director; lecturer, Department                          First Energy Corporation;
                                                 of Molecular Biology, Princeton                         National Life Holding Co.
                                                 University
-----------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho      President          1997        Director, Capital Research and            1            None
 Age: 49                                             Management Company; President
                                                     and Director, Capital Research
                                                     Company*; Director, Capital
                                                     International, Inc.*;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Janet A. McKinley    Chairman of        1994        Senior Vice President and                 1            None
 Age: 48              the Board                      Director, Capital Research and
                                                     Management Company; Senior
                                                     Vice President, Capital
                                                     Research Company*
-----------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 11

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler   Senior Vice President           1993          Senior Vice President, Capital Research Company*
 Age: 61
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.            Senior Vice President           1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 73
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,      Senior Vice President           1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 54                                                           Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry       Senior Vice President           1994          Senior Vice President, Capital Research and Management
 Age: 57                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum   Vice President                  1998          Senior Vice President, Capital Research Company*
 Age: 42
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay    Vice President                  1998          Senior Vice President and Director, Capital Research and
 Age: 46                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet        Vice President                  1994          Senior Vice President, Capital Research and Management
 Age: 47                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan     Secretary                       1986          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe     Treasurer                       2000          Vice President - Fund Business Management Group, Capital
 Age: 36                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould     Assistant Treasurer             1999          Vice President - Fund Business Management Group, Capital
 Age: 49                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Income Fund of America - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie/2/             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Luis G. Nogales             $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Darcy B. Kopcho             $50,001 - $100,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Janet A. McKinley             Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Elected effective August 15, 2003; value of fund shares owned are as of that date.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $20,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                      The Income Fund of America - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox/3/                $33,430                          $200,000
------------------------------------------------------------------------------------------
 Leonade D. Jones/3/             $34,150                          $173,540
------------------------------------------------------------------------------------------
 John M. Lillie/4/                  None                              None
------------------------------------------------------------------------------------------
 John G. McDonald/3/             $33,380                          $275,000
------------------------------------------------------------------------------------------
 Luis G. Nogales/3/              $24,500                          $ 50,250
------------------------------------------------------------------------------------------
 James K. Peterson               $33,750                          $ 62,500
------------------------------------------------------------------------------------------
 Henry E. Riggs/3/               $30,250                          $112,000
------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/            $33,000                          $165,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Robert A. Fox ($365,634), Leonade D. Jones ($75,014), John G. McDonald ($342,014), Luis G.
  Nogales ($22,337), Henry E. Riggs ($333,734) and Patricia K. Woolf ($52,455). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective August 15, 2003.

As of September 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                      The Income Fund of America - Page 15

Members of the Board who are not employed by the Investment Adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan statement of additional information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, Luis G. Nogales and James K. Peterson, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the


                      The Income Fund of America - Page 16
internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, Luis G. Nogales, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Five Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types


                      The Income Fund of America - Page 17
throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement, the Committee gave consideration to a wide variety of factors, including, among others, the investment results of the fund; the relatively low advisory fees and expense ratios when compared to comparable funds; the strength, reputation, quality and depth of experience of the Investment Adviser and its investment and support personnel; the various management and administrative services provided by the Investment Adviser to the fund; and the financial results of the Investment Adviser as a result of its management of the fund. The Committee's action reflects the members' belief that, overall the shareholders of the fund have received reasonable value for the various fees and expenses incurred by the fund.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


                      The Income Fund of America - Page 18

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $32 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.24%, 0.26%, 0.28%, 0.31% and 0.33%
of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2003, the investment adviser received $37,340,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $30,785,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $68,125,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $57,695,000 and $53,957,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not


                      The Income Fund of America - Page 19
limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the 2003 fiscal period, administrative services fees were:


                                                                           ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------------------------------------
                              CLASS C                                              $1,959,000
------------------------------------------------------------------------------------------------------------
                              CLASS F                                                 479,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-A                                                89,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-B                                                32,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-C                                                48,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-E                                                 4,000
------------------------------------------------------------------------------------------------------------
                            CLASS 529-F                                                   458
------------------------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                      The Income Fund of America - Page 20

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2003            $28,544,000        $132,618,000
                                                  2002             16,081,000          73,611,000
                                                  2001              6,320,000          28,449,000
                 CLASS B                          2003              6,668,000          40,825,000
                                                  2002              4,580,000          25,253,000
                                                  2001              1,449,000           8,563,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2003                376,000           1,805,000
                                                  2002                139,000             657,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2003                121,000             751,000
                                                  2002                 36,000             285,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of


                      The Income Fund of America - Page 21
the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of July 31, 2003, there were no unreimbursed expenses subject to reimbursement under the Plan for Class A or 529-A shares.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                      The Income Fund of America - Page 22

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $50,667,000                 $6,849,000
------------------------------------------------------------------------------
        CLASS B                  12,951,000                  1,790,000
------------------------------------------------------------------------------
        CLASS C                  10,981,000                  1,857,000
------------------------------------------------------------------------------
        CLASS F                     701,000                    174,000
------------------------------------------------------------------------------
      CLASS 529-A                    67,000                     15,000
------------------------------------------------------------------------------
      CLASS 529-B                   160,000                     24,000
------------------------------------------------------------------------------
      CLASS 529-C                   259,000                     44,000
------------------------------------------------------------------------------
      CLASS 529-E                    14,000                      4,000
------------------------------------------------------------------------------
      CLASS 529-F                     1,000                        287
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.




                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market


                      The Income Fund of America - Page 23
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign


                      The Income Fund of America - Page 24
     currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain


                      The Income Fund of America - Page 25
     the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the


                      The Income Fund of America - Page 26
     requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of 20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification


                      The Income Fund of America - Page 27
number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      The Income Fund of America - Page 28

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                      The Income Fund of America - Page 29

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in the American Funds, except the money market funds and the state tax-exempt funds, is $250.
 The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in the American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                      The Income Fund of America - Page 30

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                      The Income Fund of America - Page 31

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of the American Funds are set forth below. The money market funds of the American Funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                      The Income Fund of America - Page 32

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


                      The Income Fund of America - Page 33

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held


                      The Income Fund of America - Page 34
the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically


                      The Income Fund of America - Page 35
convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                      The Income Fund of America - Page 36
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).


                      The Income Fund of America - Page 37

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


                      The Income Fund of America - Page 38

(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.


                      The Income Fund of America - Page 39

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the


                      The Income Fund of America - Page 40

Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events


                      The Income Fund of America - Page 41
of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -Requests must be signed by the registered shareholder(s).

     -A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.


                      The Income Fund of America - Page 42

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -    Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


                      The Income Fund of America - Page 43

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will be automatically reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


                      The Income Fund of America - Page 44

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in the American Funds within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer or financial adviser, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the


                      The Income Fund of America - Page 45
day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
 However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per


                      The Income Fund of America - Page 46
share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.




Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $40,825,000, $28,054,000 and $24,905,000, respectively. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions and dealer concessions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of


                      The Income Fund of America - Page 47
the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp. in the amount of $163,365,000, J.P. Morgan Chase & Co. in the amount of $346,995,000 and Wachovia Corp. in the amount of $174,760,000 and debt securities of Bank of America Corp. in the amount of $9,664,000, Citigroup Inc. in the amount of $4,939,000, Credit Suisse First Boston, Inc. in the amount of $8,397,000 and J.P. Morgan Chase & Co. in the amount of $83,492,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $16,684,000 for Class A shares and $1,167,000 for Class B shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of


                      The Income Fund of America - Page 48
prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by


                      The Income Fund of America - Page 49
calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at www.americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.44
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.38


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS


                      The Income Fund of America - Page 50

The fund's yield was 3.61% based on a 30-day (or one month) period ended July 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended July 31, 2003 were 5.76%, 3.84% and 8.88%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended July 31, 2003 were 12.18%, 5.08% and 9.52%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective


                      The Income Fund of America - Page 51
shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).





                      The Income Fund of America - Page 52

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                      The Income Fund of America - Page 53

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


                      The Income Fund of America - Page 54

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Income Fund of America - Page 55




THE PORTFOLIO AT A GLANCE

7/31/2003

[begin pie chart]

                                                                      Percent
                                                                       of net
Investment portfolio                                                   assets

U.S. equity-type securities                                              46.4 %
Non-U.S. equity-type securities                                          17.0
U.S. Treasury & agency obligations                                        6.2
Other fixed-income securities                                            25.7
Cash & equivalents                                                        4.7

[end pie chart]


                                                                      Percent
                                                                       of net
Five largest industries in equity-type holdings                        assets

Commercial banks                                                          6.0 %
Oil & gas                                                                 4.6
Electric utilities                                                        4.1
Real estate                                                               3.8
Diversified Telecommunication services                                    3.7



                                                                      Percent
                                                                       of net
Ten largest equity-type holdings                                       assets

FleetBoston Financial                                                     1.7 %
Weyerhaeuser                                                              1.3
Bristol-Myers Squibb                                                      1.3
Dow Chemical                                                              1.3
SBC Communications                                                        1.3
J.P. Morgan Chase                                                         1.1
Royal Dutch Petroleum/"Shell" Transport and Trading                       1.1
Societe Generale                                                          0.9
General Electric                                                          0.9
General Motors                                                            0.9


July 31, 2002

[begin pie chart]
                                                Percent
                                                 of net
Investment portfolio                             assets
U.S. equity-type securities                       44.1%
Non-U.S. equity-type securities                     13.7
U.S. Treasury & agency obligations                   4.9
Other fixed-income securities                       22.7
Cash & equivalents                                  14.6
[end pie chart]




                                                             Percent
                                                              of net
FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS               assets

Banks                                                           4.3%
Electric utilities                                              4.3
Real estate                                                     4.2
Oil & gas                                                       4.1
Diversified telecommunication services                          3.5



                                                            Percent
                                                             of net
TEN LARGEST EQUITY-TYPE HOLDINGS                             assets

Ford Motor Co. Capital Trust                                   1.6%
Weyerhaeuser                                                   1.3
J.P. Morgan Chase                                              1.1
R.J. Reynolds Tobacco Holdings                                 1.1
PACCAR                                                         1.0
Royal Dutch Petroleum/
"Shell" Transport and Trading                                  1.0
Philip Morris                                                  1.0
May Department Stores                                           .9
Wachovia                                                        .9
General Motors                                                  .9



Investment portfolio

July 31, 2003



                                                                                            Shares          Market      Percent
                                                                                      or principal           value       of net
Equity securities                                                                           amount            (000)      assets

COMMERCIAL BANKS  -  5.97%
FleetBoston Financial Corp.                                                             16,973,000     $   527,691        1.73%
Societe Generale                                                                         4,116,600         288,420          .94
Wachovia Corp.                                                                           4,000,000         174,760          .57
Bank of America Corp.                                                                    1,978,500         163,365          .53
Comerica Inc.                                                                            2,240,000         108,595          .36
Bank of Nova Scotia                                                                      2,400,000         102,913          .34
Svenska Handelsbanken Group, Class A                                                     5,400,000          86,555          .28
Westpac Banking Corp.                                                                    7,718,661          83,027          .27
Commonwealth Bank of Australia                                                           4,190,090          80,998          .27
PNC Financial Services Group, Inc.                                                       1,650,000          80,767          .26
ABN AMRO Holding NV                                                                      3,535,701          67,820          .22
Lloyds TSB Group PLC                                                                     4,425,000          34,333          .11
NB Capital Corp. 8.35% exchangeable preferred depositary shares                            520,000          14,378          .05
HBOS PLC                                                                                   920,000          11,454          .04
                                                                                                         1,825,076         5.97

OIL & GAS  -  4.57%
Royal Dutch Petroleum Co. (New York registered)                                          4,195,000         182,818
"Shell" Transport and Trading Co., PLC                                                  17,475,000         109,340
"Shell" Transport and Trading Co., PLC (ADR)                                               763,900          28,944         1.05
ChevronTexaco Corp.                                                                      3,200,000         230,752          .76
Marathon Oil Corp.                                                                       8,735,000         224,839          .74
Sunoco, Inc.                                                                             3,800,000         140,600          .46
ConocoPhillips                                                                           2,300,000         120,382          .39
ENI SpA                                                                                  6,910,000         101,773          .33
Unocal Corp.                                                                             3,200,000          93,728          .31
Exxon Mobil Corp.                                                                        2,080,000          74,006          .24
Occidental Petroleum Corp.                                                               2,000,000          65,380          .21
Husky Energy Inc.                                                                        1,920,000          25,379          .08
                                                                                                         1,397,941         4.57

ELECTRIC UTILITIES  -  4.07%
Dominion Resources, Inc.                                                                 2,840,000         170,684
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                       451,000 units          25,324          .64
Ameren Corp.                                                                             4,660,300         194,614          .64
E.ON AG                                                                                  3,690,000         190,820          .63
Consolidated Edison, Inc.                                                                4,250,000         168,767          .55
American Electric Power Co., Inc.                                                        4,706,300         132,059
American Electric Power Co., Inc. 9.25% convertible preferred 2005                         460,000          21,344          .50
Scottish Power PLC                                                                      22,513,600         131,282          .43
DTE Energy Co.                                                                           3,565,000         127,306          .42
Progress Energy, Inc.                                                                      911,924          37,152          .12
FPL Group, Inc.                                                                            405,000          24,976          .08
TXU Corp., Series C, 8.75% convertible preferred 2004                                585,000 units          18,691          .06
                                                                                                         1,243,019         4.07

REAL ESTATE  -  3.75%
Equity Residential                                                                       5,135,000         143,266
Equity Residential, Series G, 7.25% convertible preferred depositary shares                600,000          15,516          .52
Health Care Property Investors, Inc.                                                     2,492,900         109,264          .36
Boston Properties, Inc.                                                                  2,195,000          95,022          .31
Kimco Realty Corp.                                                                       2,280,000          93,320          .31
Developers Diversified Realty Corp.                                                      3,100,000          92,070          .30
Weingarten Realty Investors                                                              2,107,500          91,360          .30
Hang Lung Properties Ltd.                                                               70,000,000          73,601          .24
Equity Office Properties Trust                                                           2,475,000          68,656          .22
Sun Hung Kai Properties Ltd.                                                             7,230,000          42,923          .14
Nationwide Health Properties, Inc.                                                       2,000,000          34,240
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
  step-up premium rate                                                                      50,000           3,658          .12
Plum Creek Timber Co., Inc.                                                              1,370,000          37,209          .12
Regency Realty Corp.                                                                       800,000          29,104          .10
iStar Financial, Inc.                                                                      800,000          29,000          .09
ProLogis, Series D, 7.92% preferred                                                      1,060,000          26,850          .09
AMB Property Corp.                                                                         895,000          25,149          .08
Unibail Holding                                                                            280,000          21,002          .07
Archstone-Smith Trust                                                                      777,000          20,085          .07
Hysan Development Co. Ltd.                                                              21,001,854          17,908          .06
Hang Lung Group Ltd.                                                                    17,400,000          16,064          .05
CenterPoint Properties Corp.                                                               240,000          15,264          .05
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate               300,000          15,197          .05
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares              400,000          10,600          .04
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium
  rate                                                                                     200,000          10,556          .03
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up premium rate           112,500           5,439          .02
FelCor Lodging Trust Inc.                                                                  450,000           4,027          .01
                                                                                                         1,146,350         3.75

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.69%
SBC Communications Inc.                                                                 16,300,000         380,768         1.25
AT&T Corp.                                                                               7,917,000         168,315          .55
BCE Inc.                                                                                 5,736,706         127,125          .41
Telefonos de Mexico, SA de CV, Class L (ADR)                                             3,600,000         111,096          .36
ALLTEL Corp. 7.75% 2005                                                            1,830,000 units          87,840          .29
Deutsche Telekom AG  (1)                                                                 5,000,000          76,131          .25
Verizon Communications Inc.                                                              2,000,000          69,720          .23
Swisscom AG                                                                                222,200          61,785          .20
CenturyTel, Inc. 6.875% ACES 2005                                                  1,550,000 units          42,904          .14
Netia Holdings SA  (1)                                                                   2,459,749           2,268          .01
NTL Inc.  (1)                                                                                  100               4          .00
Allegiance Telecom, Inc., warrants, expire 2008  (1) (2)  (3)                               20,000               2          .00
NTL Europe, Inc., Series A, 10.00% preferred 2023                                              100               0          .00
GT Group Telecom Inc., warrants, expire 2010   (1) (2) (3)                                  15,000               0          .00
XO Communications, Inc. 14.00% preferred 2009 (1)  (4)                                          12               0          .00
                                                                                                         1,127,958         3.69

FOOD PRODUCTS  -  3.21%
Sara Lee Corp.                                                                          15,000,000         280,350          .92
H.J. Heinz Co.                                                                           5,175,000         176,260          .58
Unilever NV (New York registered)                                                        2,780,000         157,014          .51
General Mills, Inc.                                                                      3,115,000         142,885          .47
Kellogg Co.                                                                              3,475,000         119,297          .39
ConAgra Foods, Inc.                                                                      4,550,000         102,511          .33
Unilever PLC                                                                               250,000           2,050          .01
                                                                                                           980,367         3.21

PHARMACEUTICALS  -  3.20%
Bristol-Myers Squibb Co.                                                                15,250,000         399,550         1.31
Schering-Plough Corp.                                                                   10,400,000         176,592          .58
Eli Lilly and Co.                                                                        1,600,000         105,344          .34
Merck & Co., Inc.                                                                        1,585,000          87,619          .29
Sepracor Inc. 5.00% convertible subordinated debentures 2007                         $  31,000,000          28,559
Sepracor Inc. 5.75% convertible notes 2006 (2)                                       $  23,570,000          22,185
Sepracor Inc. 5.75% convertible notes 2006                                            $  7,430,000           6,993          .19
AstraZeneca PLC                                                                          1,300,000          52,529          .17
UCB NV                                                                                   1,638,913          40,111          .13
Wyeth                                                                                      725,000          33,045          .11
Pfizer Inc                                                                                 560,000          18,682          .06
Elan Finance Corp. Ltd. 0% convertible notes 2018                                    $  12,000,000           6,660          .02
                                                                                                           977,869         3.20

PAPER & FOREST PRODUCTS  -  2.82%
Weyerhaeuser Co.                                                                         7,152,000         402,586         1.32
International Paper Co.                                                                  4,839,640         189,327
International Paper Co., Capital Trust 5.25% convertible preferred 2025                    400,000          20,000          .68
UPM-Kymmene Corp.                                                                        8,600,000         140,319          .46
Stora Enso Oyj, Class R                                                                  3,864,275          48,547          .16
MeadWestvaco Corp.                                                                       1,400,000          33,894          .11
Holmen AB, Class B                                                                         942,900          27,009          .09
                                                                                                           861,682         2.82

INSURANCE  -  2.63%
St. Paul Companies, Inc.                                                                 2,707,400          95,219
St. Paul Companies, Inc., Series E, 9.00% 2005                                       600,000 units          39,528          .44
Allstate Corp.                                                                           3,035,000         115,421          .38
SAFECO Corp.                                                                             2,300,000          85,629          .28
XL Capital Ltd., Class A                                                                 1,015,000          80,692          .26
Chubb Corp. 7.00% convertible preferred 2005                                       1,800,000 units          48,834
Chubb Corp.                                                                                400,000          25,920          .25
UnumProvident Corp. 8.25%, ACES convertible 2006                                   2,075,000 units          63,080          .21
Lincoln National Corp.                                                                   1,500,000          56,010          .18
Arthur J. Gallagher & Co.                                                                2,050,000          54,386          .18
American Financial Group, Inc.                                                           1,742,300          39,899          .13
American International Group, Inc.                                                         492,150          31,596          .10
Mercury General Corp.                                                                      500,000          23,300          .08
Irish Life & Permanent PLC                                                               1,791,800          19,732          .06
Royal & Sun Alliance Insurance Group PLC                                                 6,080,200          14,822          .05
ACE Ltd., Series C, preferred depositary shares                                            360,000           9,054          .03
                                                                                                           803,122         2.63

CHEMICALS  -  2.49%
Dow Chemical Co.                                                                        11,300,000         398,890         1.30
DSM NV                                                                                   3,072,005         137,735          .45
E.I. du Pont de Nemours and Co.                                                          2,700,000         118,638          .39
Lyondell Chemical Co.                                                                    7,050,000         105,538          .35
                                                                                                           760,801         2.49

MACHINERY  -  2.05%
Caterpillar Inc.                                                                         3,310,000         223,326          .73
Volvo AB, Class B                                                                        5,727,700         140,330          .46
Cummins Inc.                                                                             1,600,000          74,128
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                             244,000          14,731
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                        178,000          10,747          .33
Deere & Co.                                                                              1,590,000          80,740          .26
Pentair, Inc.                                                                            1,066,100          43,017          .14
Federal Signal Corp.                                                                     1,200,000          23,940          .08
Metso Oyj                                                                                1,779,998          16,962          .05
                                                                                                           627,921         2.05

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.48%
Solectron Corp. 0% LYON convertible notes 2020                                       $ 243,600,000         137,025
Solectron Corp. 7.25% ACES convertible preferred 2004                              2,180,000 units          32,940          .56
Sanmina Corp. 0% convertible subordinated debentures 2020                           $  161,000,000          78,085
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                     $  33,500,000          29,731          .35
Celestica Inc. 0% convertible debentures 2020                                       $  181,000,000          94,120          .31
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (5)                     $  50,092,600          49,091
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (2)  (5)                $  30,185,000          29,581          .26
DDi Corp. 5.25% convertible subordinated notes 2008 (6)                              $  10,000,000             500          .00
                                                                                                           451,073         1.48

TOBACCO  -  1.46%
Altria Group, Inc.                                                                       4,860,000         194,449          .64
R.J. Reynolds Tobacco Holdings, Inc.                                                     3,411,600         121,180          .40
Gallaher Group PLC                                                                       7,911,186          71,867          .23
Imperial Tobacco Group PLC                                                               2,765,839          43,453          .14
UST Inc.                                                                                   500,000          16,625          .05
                                                                                                           447,574         1.46

CAPITAL MARKETS  -  1.44%
J.P. Morgan Chase & Co.                                                                  9,900,000         346,995         1.13
Allied Capital Corp.                                                                     3,476,099          81,862          .27
Bank of New York Co., Inc.                                                                 400,000          12,048          .04
                                                                                                           440,905         1.44

AUTOMOBILES  -  1.42%
General Motors Corp.                                                                     7,150,000         267,624
General Motors Corp., Series B, 5.25% convertible debentures 2032                      $   788,000          17,060          .93
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
  2032                                                                                   3,427,300         149,602          .49
                                                                                                           434,286         1.42

MULTI-UTILITIES & UNREGULATED POWER  -  1.37%
National Grid Transco PLC                                                               32,400,000         200,903          .66
Duke Energy Corp.                                                                        3,484,000          61,144
Duke Energy Corp. 8.25% convertible preferred 2004                                 1,691,000 units          23,370          .28
MDU Resources Group, Inc.                                                                2,002,400          63,516          .21
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005              3,960,000 units          40,669
Williams Companies, Inc.                                                                 3,222,600          20,464          .20
AES Trust VII 6.00% convertible preferred 2008                                             200,000           7,600          .02
                                                                                                           417,666         1.37

INDUSTRIAL CONGLOMERATES  -  1.35%
General Electric Co.                                                                    10,023,000         285,054          .93
3M Co.                                                                                     400,000          56,080          .19
Tyco International Group SA, Series B, 3.125% convertible debentures 2023 (2)        $  50,000,000          52,813          .17
Smiths Group PLC                                                                         1,600,000          18,814          .06
                                                                                                           412,761         1.35

GAS UTILITIES  -  1.34%
Enbridge Inc.                                                                            6,153,211         219,477          .72
NiSource Inc.                                                                            7,777,565         150,107          .49
Kinder Morgan, Inc.                                                                        755,000          40,393          .13
                                                                                                           409,977         1.34

ELECTRICAL EQUIPMENT  -  1.08%
Emerson Electric Co.                                                                     2,660,000         142,842          .47
Hubbell Inc., Class B                                                                    2,893,100          99,233          .32
Cooper Industries, Inc., Class A                                                         2,000,000          88,660          .29
                                                                                                           330,735         1.08

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.00%
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                       $ 120,000,000         122,550          .40
ASM Lithography Holding NV 5.75% convertible notes 2006 (2)                          $  57,500,000          63,181
ASM Lithography Holding NV 4.25% convertible debentures 2004 (2)                     $  40,000,000          40,000
ASM Lithography Holding NV 4.25% convertible debentures 2004                         $  12,000,000          12,000          .38
Micron Technology, Inc. 2.50% convertible notes 2010  (2)                            $  32,000,000          44,760          .14
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                 $  8,296,000           8,244          .03
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                      $  8,330,000           8,205          .03
ZiLOG, Inc.  (1)                                                                           910,000           3,504
ZiLOG, Inc. - MOD III Inc.  (1) (3)                                                            910             487          .01
LSI Logic Corp. 4.00% convertible notes 2006                                          $  3,000,000           2,850          .01
                                                                                                           305,781         1.00

DIVERSIFIED FINANCIAL SERVICES  -  0.95%
ING Groep NV                                                                             6,026,206         121,822          .40
Brascan Corp., Class A                                                                   2,157,300          52,930          .17
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities  (2)                                                                        1,125,000          28,582
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
  preferred capital securities (2)                                                         195,000           5,119          .11
GATX Corp.                                                                               1,500,000          32,880          .11
Fortis                                                                                   1,700,000          30,966          .10
Wharf (Holdings) Ltd.                                                                    5,000,000           9,777          .03
Wilshire Financial Services Group Inc. (1) (7)                                           2,150,517           9,075          .03
                                                                                                           291,151          .95

AEROSPACE & DEFENSE  -  0.95%
Raytheon Co.                                                                             3,408,900         104,653
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                         1,580,000 units          89,776          .64
Honeywell International Inc.                                                             2,383,400          67,403          .22
Northrop Grumman Corp. 7.25% convertible preferred 2004                              266,670 units          27,667          .09
                                                                                                           289,499          .95

MULTILINE RETAIL  -  0.85%
May Department Stores Co.                                                               10,543,000         260,518          .85


FOOD & STAPLES RETAILING  -  0.80%
Albertson's, Inc.                                                                        9,040,000         170,494          .56
Woolworths Ltd.                                                                          9,610,903          73,443          .24
                                                                                                           243,937          .80

METALS & MINING  -  0.76%
Alcoa Inc.                                                                               3,200,000          88,864          .29
Phelps Dodge Corp.  (1)                                                                    875,000          36,916
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares
 (MEDS) 2005                                                                               200,000          21,150          .19
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                           658,000          22,918
Cia. Vale do Rio Doce, Class A, preferred nominative                                       651,500          20,657          .14
Inco Ltd. 0% convertible notes LYON 2021                                             $  26,000,000          17,973          .06
CONSOL Energy Inc.                                                                         553,800          10,328          .03
Freeport-McMoRan Copper & Gold Inc., Class B                                               300,000           8,037          .03
Massey Energy Co. 4.75% convertible note 2023 (2)                                     $  7,000,000           6,904          .02
                                                                                                           233,747          .76

COMMUNICATIONS EQUIPMENT  -  0.62%
Motorola, Inc. 7.00% convertible preferred 2004                                    2,390,000 units          79,229          .26
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031 (2)                 $  55,000,000          37,400
Liberty Media Corp. 3.50% exchangeable debentures 2031                                $  5,000,000           3,400          .13
Nortel Networks Corp. 4.25% convertible notes 2008 (2)                               $  40,000,000          33,650          .11
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                     $  20,000,000          19,100          .06
Corning Inc. 0% convertible debentures 2015                                          $  22,256,000          16,942          .06
                                                                                                           189,721          .62

IT SERVICES  -  0.49%
Electronic Data Systems Corp.                                                            5,550,000         123,599
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                            1,150,900 units          25,734          .49
                                                                                                           149,333          .49

WIRELESS TELECOMMUNICATION SERVICES  -  0.41%
American Tower Corp. 5.00% convertible debentures 2010                               $  38,100,000          34,576
American Tower Corp. 6.25% convertible notes 2009                                    $  19,850,000          18,882
American Tower Corp., warrants, expire 2008   (1) (2)                                        3,000             338          .18
SpectraSite, Inc.  (1) (3)                                                                 522,576          25,985          .08
Nextel Communications, Inc., Class A   (1) (3)                                             945,920          17,272
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred,
 redeemable 2010  (4)                                                                        3,439           3,714          .07
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009  (4)                  11,603          11,719
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008  (4)                   4,558           4,604          .05
Sprint Corp. 7.125% convertible preferred 2004                                     1,000,000 units           7,900          .03
                                                                                                           124,990          .41

CONTAINERS & PACKAGING  -  0.39%
Temple-Inland Inc.                                                                         995,000          46,158
Temple-Inland Inc. 7.50% Upper DECS 2005                                             690,000 units          32,810          .26
Amcor Ltd.  (2)                                                                          4,000,000          21,708
Amcor Ltd.                                                                               3,370,000          18,289          .13
                                                                                                           118,965          .39

SPECIALTY RETAIL  -  0.39%
Kingfisher PLC  (1)                                                                     12,121,628          54,619          .18
Gap, Inc. 5.75% convertible notes 2009 (2)                                           $  28,000,000          36,540
Gap, Inc. 5.75% convertible notes 2009                                                $  6,000,000           7,830          .15
Toys "R" Us, Inc. 6.25% 2005                                                         500,000 units          18,700          .06
                                                                                                           117,689          .39

BEVERAGES  -  0.28%
Southcorp Ltd.                                                                          29,712,357          55,416          .18
Lion Nathan Ltd.                                                                         8,258,412          28,933          .10
                                                                                                            84,349          .28

INTERNET & CATALOG RETAIL  -  0.26%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                      $  85,375,000          79,826          .26


CONSUMER FINANCE  -  0.23%
Capital One Financial Corp. 6.25% Upper DECS 2005                                    940,000 units          37,638          .12
Providian Financial Corp. 3.25% convertible debentures 2005                          $  34,220,700          31,611          .11
                                                                                                            69,249          .23

OTHER INDUSTRIES -  0.64%
Pitney Bowes Inc.                                                                        1,200,000          45,720          .15
Interpublic Group of Companies, Inc.                                                     1,400,000          19,320
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
  2006 (2)                                                                           $  17,000,000          15,109          .11
Baxter International Inc. 7.00% convertible preferred 2006                                 675,000          34,351          .11
ImClone Systems Inc. 5.50% convertible notes 2005                                    $  20,000,000          20,525          .07
Hewlett-Packard Co.                                                                        750,000          15,878          .05
Kimberly-Clark Corp.                                                                       309,000          14,956          .05
Fluor Corp.                                                                                350,300          12,481          .04
Kansas City Southern, 4.25% covertible preferred  (2)                                       15,000           7,607          .03
Foster Wheeler Ltd. 6.50% convertible subordinated notes 2007 (2)                    $  15,000,000           4,500          .02
Union Pacific Capital Trust 6.25% TIDES convertible preferred 2028  (2)                     61,105           3,093          .01
UnitedGlobalCom, Inc., Class A (formerly United Pan-Europe Communications NV)
  (1) (2) (3)                                                                              237,090           1,353          .00
Clarent Hospital Corp.  (1) (7)                                                            453,247             793          .00
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2) (3) (6)               $  26,391,000               3          .00
TI Automotive Ltd., Class A  (1) (3)                                                     7,000,000               0          .00
Protection One, Inc., warrants, expire 2005   (1) (2) (3)                                   57,600               0          .00
                                                                                                           195,689          .64

Miscellaneous  -  4.96%
Other equity securities in initial period of acquisition                                                 1,515,856         4.96


Total equity securities (cost: $18,250,771,000)                                                         19,367,383        63.37



                                                                                         Principal          Market      Percent
                                                                                            amount           value       of net
Bonds & notes                                                                                 (000)           (000)      assets

WIRELESS TELECOMMUNICATION SERVICES  -  3.11%
Nextel Communications, Inc.:
 9.75% 2007                                                                            $    39,675     $    41,064
 9.95% 2008                                                                                107,375         112,207
 12.00% 2008                                                                                 4,000           4,300
 7.375% 2015                                                                                 5,000           4,900          .53
ACC Escrow Corp. 10.00% 2011 (2)                                                            76,000          76,760
American Cellular Corp. 9.50% 2009 (6)                                                      54,075          33,797
Dobson Communications Corp. 10.875% 2010                                                    20,500          21,627
Dobson/Sygnet Communications Co. 12.25% 2008                                                15,250          16,241          .49
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                 34,250          38,611
 7.875% 2011                                                                                 8,305           9,366
 8.125% 2012                                                                                31,630          36,196
 8.75% 2031                                                                                  5,000           5,782
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (8)                                                                        24,449          25,549
 10.625% 2010                                                                                5,300           6,406
Tritel PCS, Inc.:
 0%/12.75% 2009 (8)                                                                          2,975           3,153
 10.375% 2011                                                                               13,776          16,927          .46
Nextel Partners, Inc.:
 12.50% 2009                                                                                31,750          35,242
 11.00% 2010                                                                                34,100          36,317
 8.125% 2011 (2)                                                                            23,525          21,996          .31
Triton PCS, Inc.:
 8.75% 2011                                                                                 11,000          10,725
 9.375% 2011                                                                                15,000          15,150
 8.50% 2013 (2)                                                                             58,750          61,394          .29
Crown Castle International Corp.: (8)
 0%/10.375% 2011                                                                            37,700          37,134
 0%/11.25% 2011                                                                             45,000          43,875          .26
American Tower Corp. 9.375% 2009                                                            51,225          52,506
American Towers, Inc. 0%/12.25% 2008 (8)                                                     3,000           1,995          .18
Western Wireless Corp.:
 10.50% 2006                                                                                 2,000           2,050
 9.25% 2013 (2)                                                                             48,475          46,294          .16
Cricket Communications, Inc.: (5)  (6)
 6.1875% 2007                                                                               21,070           8,217
 6.1875% 2007                                                                               10,750           4,192
 6.375% 2007                                                                                 5,875           2,291
 6.625% 2007                                                                                 4,335           1,691
 9.50% 2007                                                                                 78,250          30,517          .15
Centennial Cellular Corp. 10.75% 2008                                                       26,235          23,743
Centennial Communications Corp. and Centennial Cellular Operating Co.
  LLC 10.125% 2013 (2)                                                                      16,000          15,720          .13
Vodafone Group PLC:
 7.75% 2010                                                                                 16,750          19,646
 5.375% 2015                                                                                 5,000           4,927          .08
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                                        20,350          11,294
iPCS, Inc. 0%/14.00% 2010  (6) (8)                                                          12,590             692          .04
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                              9,000           9,631          .03
PageMart Wireless, Inc.: (3) (6)
 15.00% 2005                                                                                19,410               2
 11.25% 2008                                                                                33,500               3          .00
                                                                                                           950,130         3.11

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.60%
Sprint Capital Corp.:
 7.90% 2005                                                                                 14,110          15,218
 7.125% 2006                                                                                14,390          15,550
 6.00% 2007                                                                                 42,735          44,882
 7.625% 2011                                                                                38,827          41,864
 8.375% 2012                                                                                65,000          72,851
 6.90% 2019                                                                                 14,350          13,777
 8.75% 2032                                                                                  3,200           3,475          .68
AT&T Corp.: (5)
 7.00% 2006                                                                                 50,000          55,311
 7.80% 2011                                                                                 50,500          55,462          .36
Qwest Services Corp.: (2)
 13.00% 2007                                                                                17,895          19,058
 13.50% 2010                                                                                25,356          27,384
 14.00% 2014                                                                                 2,700           3,031
U S WEST, Inc. 7.20% 2004                                                                   25,000          25,062
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                                  7,000           6,125
 7.90% 2010                                                                                 12,000           9,180
Qwest Corp. 8.875% 2012 (2)                                                                 12,400          12,772          .34
Deutsche Telekom International Finance BV:
 8.25% 2005 (5)                                                                             10,000          11,003
 3.875% 2008                                                                                 3,000           2,932
 8.50% 2010 (5)                                                                             41,170          48,589
 5.25% 2013                                                                                 17,630          16,919
 9.25% 2032 (5)                                                                             10,000          12,606
VoiceStream Wireless Corp. 10.375% 2009                                                          0               0          .30
France Telecom 9.25% 2011 (5)                                                               37,100          44,166
Orange PLC 8.75% 2006                                                                       18,345          21,196          .21
TELUS Corp. 8.00% 2011                                                                      42,550          47,632          .16
Koninklijke KPN NV:
 7.50% 2005                                                                                  2,000           2,214
 8.00% 2010                                                                                 33,950          40,239          .14
British Telecommunications PLC: (5)
 7.875% 2005                                                                                 7,000           7,839
 8.375% 2010                                                                                12,500          14,961          .07
Verizon Global Funding Corp. 6.125% 2007                                                    12,000          13,123
Verizon New York Inc., Series A, 6.875% 2012                                                 6,500           7,156          .07
PCCW-HKT Capital Ltd.:
 7.75% 2011 (2)                                                                             17,000          18,833
 7.75% 2011                                                                                    750             831          .06
Telewest Communications PLC: (6)
 9.875% 2010                                                                                 9,325           3,497
 0%/11.375% 2010 (8)                                                                        35,250          10,222
TeleWest PLC: (6)
 9.625% 2006                                                                                   450             171
 11.00% 2007                                                                                 5,325           2,030          .05
Comcast UK Cable Partners Ltd. 11.20% 2007                                                  13,375          13,208          .04
Singapore Telecommunications Ltd.:
 6.375% 2011 (2)                                                                               175             191
 6.375% 2011                                                                                 3,825           4,176
 7.375% 2031 (2)                                                                             6,000           6,881          .04
Cincinnati Bell Inc. 7.25% 2013 (2)                                                          8,375           7,977          .03
Telefonos de Mexico, SA 8.25% 2006                                                           5,000           5,562          .02
COLT Telecom Group PLC 12.00% 2006                                                           5,000           5,075          .02
CFW Communications Co. 13.00% 2010 (3) (6)                                                  10,200           4,590          .01
GT Group Telecom Inc. 0%/13.25% 2010 (6) (8)                                                15,000              75          .00
                                                                                                           794,896         2.60

MEDIA  -  1.94%
Time Warner Inc.:
 7.75% 2005                                                                                  9,500          10,302
 8.18% 2007                                                                                 30,000          34,249
AOL Time Warner Inc.:
 5.625% 2005                                                                                 5,000           5,255
 6.875% 2012                                                                                 7,750           8,326
 7.625% 2031                                                                                 6,500           6,764
Time Warner Companies, Inc.:
 9.125% 2013                                                                                 5,000           6,026
 7.25% 2017                                                                                  8,000           8,513          .26
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                 6,750           7,773
 6.20% 2008                                                                                 14,000          15,119
 6.875% 2009                                                                                 7,000           7,733
TCI Communications, Inc. 8.00% 2005                                                         15,000          16,459
Comcast Corp. 7.05% 2033                                                                     7,000           7,017
Lenfest Communications, Inc. 7.625% 2008                                                     2,000           2,235          .19
Clear Channel Communications, Inc.:
 7.25% 2003                                                                                 12,400          12,477
 6.00% 2006                                                                                  5,000           5,389
 4.625% 2008                                                                                17,125          17,494
 5.75% 2013                                                                                  3,500           3,546
Chancellor Media Corp. of Los Angeles 8.00% 2008                                            15,000          16,950          .18
CBS Corp. 7.15% 2005                                                                        26,500          28,803
Viacom Inc.:
 6.40% 2006                                                                                  3,000           3,275
 5.625% 2007                                                                                 5,000           5,385
 7.70% 2010                                                                                 10,000          11,760
 6.625% 2011                                                                                 5,000           5,543          .18
Liberty Media Corp.:
 7.75% 2009                                                                                 10,950          11,966
 7.875% 2009                                                                                24,600          27,035
 8.25% 2030                                                                                 13,700          14,105          .17
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                                10,000          10,950
 8.20% 2009                                                                                 16,250          18,606          .10
News America Inc. 6.75% 2038                                                                15,000          15,863
News America Holdings Inc. 7.75% 2045                                                       10,347          11,147          .09
Adelphia Communications Corp.: (6)
 10.25% 2006                                                                                13,975           9,416
 10.25% 2011                                                                                14,650          10,255
Century Communications Corp. 0% 2003 (6) (9)                                                 9,000           5,490          .08
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                                        7,209           7,281
 10.00% 2011                                                                                15,640          17,008          .08
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                 11,150           8,948
 10.75% 2009                                                                                 6,250           5,047
 0%/13.50% 2011 (8)                                                                          6,900           4,140          .06
PanAmSat Corp. 6.125% 2005                                                                  17,000          17,404          .06
Univision Communications Inc. 7.85% 2011                                                    14,700          16,592          .06
CSC Holdings, Inc.:
 7.25% 2008                                                                                  8,000           7,860
 8.125% 2009                                                                                 8,000           7,960          .05
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (2)                        12,000          13,320          .04
Cox Communications, Inc.:
 7.75% 2010                                                                                  3,000           3,467
 4.625% 2013                                                                                10,000           9,302          .04
RH Donnelley Inc.: (2)
 8.875% 2010                                                                                10,500          11,419
 10.875% 2012                                                                                1,000           1,130          .04
EchoStar DBS Corp. 9.125% 2009                                                              11,375          12,541          .04
Regal Cinemas Corp., Series B, 9.375% 2012                                                   7,250           8,047          .03
Cox Radio, Inc.:
 6.375% 2005                                                                                 2,000           2,126
 6.625% 2006                                                                                 4,550           4,889          .02
Hollinger Participation Trust 12.125% 2010 (2)  (4)  (5)                                     3,168           3,643
CanWest Media Inc., Series B, 10.625% 2011                                                   3,000           3,360          .02
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                       6,250           6,516          .02
LBI Media, Inc. 10.125% 2012                                                                 5,500           5,981          .02
Emmis Communications Corp. 0%/12.50% 2011 (8)                                                6,379           5,486          .02
Gannett Co., Inc. 4.95% 2005                                                                 5,000           5,246          .02
Antenna TV SA 9.00% 2007                                                                     5,250           5,066          .02
Cinemark USA, Inc. 9.00% 2013                                                                3,575           3,843          .01
Gray Communications Systems, Inc. 9.25% 2011                                                 3,500           3,780          .01
Hearst-Argyle Television, Inc. 7.00% 2018                                                    3,375           3,612          .01
Radio One, Inc., Series B, 8.875% 2011                                                       3,250           3,510          .01
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                1,550           1,627          .01
                                                                                                           591,377         1.94

COMMERCIAL BANKS  -  1.79%
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)
  (2)  (5)                                                                                 114,750         119,340
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                    10,000          11,547          .43
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(2)(5)            51,700          52,707
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
  (2)  (5)                                                                                  13,800          13,766          .22
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)  (5)                              53,000          59,752
Societe Generale 7.85% (undated) (2)  (5)                                                    2,400           2,717          .20
HSBC Capital Funding LP: (2)  (5)
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated)                       10,000          12,528
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated)                      11,500          16,301
Household Finance Corp.:
 4.625% 2008                                                                                 2,000           2,061
 6.375% 2011                                                                                14,000          14,983
 6.375% 2012                                                                                 5,000           5,321
Midland Bank 1.375% Eurodollar note (undated) (5)                                            5,000           3,820
HSBC Holdings PLC 5.25% 2012                                                                 3,000           2,994          .19
Royal Bank of Scotland Group PLC:
 5.00% 2014                                                                                  2,000           1,938
 7.648% (undated) (5)                                                                       12,000          13,717
 Series 3, 7.816% (undated)                                                                 12,000          13,463
National Westminster Bank PLC 7.75% (undated) (5)                                            3,024           3,471
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                           2,500           2,327          .11
J.P. Morgan Chase & Co.:
 4.00% 2008                                                                                 20,000          20,221
 5.75% 2013                                                                                  5,000           5,105
J.P. Morgan & Co. Inc.:
 6.70% 2007                                                                                  5,000           5,534
 Series A, 6.00% 2009                                                                        2,500           2,690          .11
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2)                10,000          12,235
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2)(5)              4,200           4,790
BNP Paribas 5.125% 2015 (2)                                                                  3,000           2,916          .07
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
  preferred (undated) (2)  (5)                                                              19,000          19,525          .06
Development Bank of Singapore Ltd.: (2)
 7.875% 2010                                                                                 5,000           5,902
 7.125% 2011                                                                                 5,000           5,660
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
  shares (undated) (2)  (5)                                                                  6,500           7,312          .06
Skandinaviska Enskilda Banken 7.50% (undated) (2)  (5)                                      10,405          11,703          .04
Bank of America Corp. 5.125% 2014                                                           10,000           9,664          .03
Bayerische Landesbank, Series F, 2.50% 2006                                                  9,000           9,047          .03
Standard Chartered Bank 1.25% Eurodollar note (undated) (5)                                 15,000           8,843          .03
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                 5,000           5,158
 6.50% 2012                                                                                  3,000           3,239          .03
Bank of Scotland 7.00% (undated) (2)  (5)                                                    7,500           8,353          .03
Abbey National PLC:
 6.69% 2005                                                                                  2,000           2,186
 7.35% (undated) (5)                                                                         5,000           5,599          .03
Canadian Imperial Bank of Commerce 1.50% Eurodollar note 2085 (5)                           10,000           7,700          .02
Bank of Nova Scotia 1.50% Eurodollar note (undated) (5)                                     10,000           7,206          .02
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2)  (5)                    5,000           5,626          .02
State Street Capital Trust II 1.79% 2008 (5)                                                 5,000           5,005          .01
Chevy Chase Bank, FSB 9.25% 2005                                                             4,000           4,030          .01
BANK ONE CORP. 4.90% 2015                                                                    3,000           2,856          .01
AB Spintab 7.50% (undated) (2)  (5)                                                          2,500           2,796          .01
Bayer Hypo-Vereinsbank 8.741% 2031 (2)                                                       1,750           1,779          .01
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (2)(5)              1,650           1,731          .01
                                                                                                           547,164         1.79

ELECTRIC UTILITIES  -  0.99%
Southern California Edison 8.00% 2007 (2)                                                   55,025          59,702
Edison Mission Energy:
 10.00% 2008                                                                                11,250           8,944
 7.73% 2009                                                                                 15,720          11,869
 9.875% 2011                                                                                15,280          11,995
Mission Energy Holding Co. 13.50% 2008                                                      21,355          10,784
Homer City Funding LLC 8.734% 2026 (10)                                                     10,000           9,825
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                           6,000           5,899          .39
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                 21,500          22,084
 Series 2002-C, 5.70% 2012 (5)                                                               3,300           3,359
 Series E, 6.30% 2033                                                                        6,250           5,891
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                  8,000           8,544          .13
Israel Electric Corp. Ltd.: (2)
 7.70% 2018                                                                                 22,500          21,266
 8.10% 2096                                                                                 14,405          11,807          .11
Progress Energy, Inc.:
 6.75% 2006                                                                                  5,000           5,461
 6.05% 2007                                                                                  7,500           8,044
 5.85% 2008                                                                                  7,500           7,949
 7.10% 2011                                                                                  2,500           2,737
 7.00% 2031                                                                                  2,500           2,497          .09
Alabama Power Co.:
 Series U, 2.65% 2006                                                                        5,000           4,998
 Series X, 3.125% 2008                                                                       3,750           3,655
 Series R, 4.70% 2010                                                                        1,250           1,224
 Series Q, 5.50% 2017                                                                        5,000           5,027
Southern Power Co., Series B, 6.25% 2012                                                     9,000           9,566          .08
Cilcorp Inc.:
 8.70% 2009                                                                                  9,000          10,713
 9.375% 2029                                                                                 3,000           3,836          .05
Oncor Electric Delivery Co.:
 6.375% 2012                                                                                 8,615           9,265
 6.375% 2015 (2)                                                                             5,000           5,257          .05
Exelon Generation Co., LLC 6.95% 2011                                                       11,300          12,448
Exelon Corp. 6.75% 2011                                                                      1,000           1,103          .04
Constellation Energy Group, Inc. 6.125% 2009                                                12,000          12,847          .04
Appalachian Power Co., Series G, 3.60% 2008                                                  3,000           2,931          .01
                                                                                                           301,527          .99

AUTOMOBILES  -  0.99%
General Motors Acceptance Corp.:
 6.125% 2006                                                                                31,000          32,426
 6.75% 2006                                                                                  2,000           2,119
 6.125% 2007                                                                                18,250          18,714
 7.75% 2010                                                                                  9,500           9,945
 6.875% 2011                                                                                38,500          37,671
 7.25% 2011                                                                                 20,000          20,059
 6.875% 2012                                                                                 1,250           1,215
 8.00% 2031                                                                                  6,250           5,782
General Motors Corp.:
 7.20% 2011                                                                                 20,000          19,997
 7.125% 2013                                                                                 2,000           1,954          .49
Ford Motor Credit Co.:
 7.50% 2005                                                                                  1,000           1,058
 6.875% 2006                                                                                10,000          10,507
 6.50% 2007                                                                                 43,000          44,193
 5.80% 2009                                                                                  4,000           3,832
 7.375% 2009                                                                                 5,000           5,111
 7.25% 2011                                                                                 13,000          12,888
 7.375% 2011                                                                                20,750          20,602
Ford Motor Co. 7.45% 2031                                                                    5,000           4,281          .34
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                  5,000           5,381
 4.05% 2008                                                                                  2,560           2,464
 4.75% 2008                                                                                  1,440           1,436
 7.20% 2009                                                                                 14,000          15,265
 7.75% 2011                                                                                 15,000          16,601
 7.30% 2012                                                                                  7,000           7,531          .16
                                                                                                           301,032          .99

OIL & GAS  -  0.84%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                 13,875          14,916
 9.50% 2013                                                                                 54,465          59,095
 7.50% 2015 (2)                                                                             19,500          18,915
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                                 3,460           3,495
 8.875% 2007                                                                                 2,890           2,919
 8.625% 2008                                                                                 1,725           1,759
Port Arthur Finance Corp. 12.50% 2009 (10)                                                     601             709          .33
Western Oil Sands Inc. 8.375% 2012                                                          27,150          30,001          .10
Valero Energy Corp.:
 6.125% 2007                                                                                 7,555           8,107
 6.875% 2012                                                                                12,945          13,767          .07
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                        6,000           6,450
 7.625% 2011                                                                                 1,500           1,642
 8.375% 2012                                                                                11,400          12,369          .07
Devon Financing Corp., ULC 6.875% 2011                                                      17,000          18,784          .06
XTO Energy Inc.:
 7.50% 2012                                                                                  8,850           9,602
 6.25% 2013                                                                                  4,500           4,545          .04
Pogo Producing Co. 10.375% 2009                                                             10,000          10,800          .03
Oryx Energy Co. 8.125% 2005                                                                  8,500           9,381          .03
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                 1,600           1,788
 7.375% 2014                                                                                 3,500           3,622
 8.625% 2022                                                                                   500             524          .02
OXYMAR 7.50% 2016 (2)                                                                        5,500           5,562          .02
ConocoPhillips 3.625% 2007                                                                   5,000           5,021          .02
Reliance Industries Ltd., Series B, 10.25% 2097                                              3,125           3,164          .01
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (10)                                     3,620           3,122          .01
Teekay Shipping Corp. 8.875% 2011                                                            2,625           2,901          .01
CNOOC Finance (2003) Ltd. 4.125% 2013 (2)                                                    2,500           2,300          .01
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                         2,000           2,199          .01
                                                                                                           257,459          .84

HOTELS, RESTAURANTS & LEISURE  -  0.83%
MGM Mirage, Inc. 8.50% 2010                                                                 22,830          25,570
Mirage Resorts, Inc.:
 6.625% 2005                                                                                 3,000           3,124
 7.25% 2006                                                                                  4,960           5,307
 6.75% 2008                                                                                 10,500          11,182
MGM Grand, Inc. 6.875% 2008                                                                  1,159           1,231          .15
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                12,350          12,844
 7.875% 2012                                                                                10,250          10,916
ITT Corp.:
 6.75% 2003                                                                                  2,500           2,534
 6.75% 2005                                                                                  8,675           9,022          .12
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                       21,500          22,897          .08
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                  3,000           3,052
 8.00% 2010                                                                                  2,250           2,334
 8.75% 2011                                                                                 15,400          16,459          .07
Premier Parks Inc. 9.75% 2007                                                               13,750          13,097
Six Flags, Inc.:
 9.50% 2009                                                                                  1,875           1,744
 8.875% 2010                                                                                 2,500           2,275          .06
International Game Technology 7.875% 2004                                                   16,000          16,707          .05
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                                 2,500           2,687
 6.375 2009 (2)                                                                             10,000           9,875
 8.375% 2011                                                                                 1,400           1,515
 8.00% 2012                                                                                  2,100           2,257          .05
Hyatt Equities, LLC 6.875% 2007 (2)                                                         13,000          13,201          .04
YUM  Brands, Inc. 7.70% 2012                                                                10,500          11,392          .04
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                                 5,850           6,311
 7.125% 2007                                                                                 4,150           4,579          .04
Florida Panthers Holdings, Inc. 9.875% 2009                                                 10,000          10,650          .04
Hilton Hotels Corp.:
 7.625% 2008                                                                                 2,950           3,097
 7.20% 2009                                                                                  1,850           1,933
 8.25% 2011                                                                                  2,450           2,683
 7.625% 2012                                                                                 2,350           2,479          .03
Boyd Gaming Corp. 9.25% 2009                                                                 8,500           9,392          .03
Extended Stay America, Inc. 9.875% 2011                                                      4,500           4,815          .02
Carnival Corp. 6.15% 2008                                                                    2,480           2,639
Carnival Cruise Lines, Inc. 7.20% 2023                                                       1,625           1,653          .01
Buffets, Inc. 11.25% 2010                                                                      900             902          .00
                                                                                                           252,355          .83

CONSUMER FINANCE  -  0.75%
Capital One Bank:
 6.875% 2006                                                                                26,600          28,796
 4.875% 2008                                                                                19,000          19,092
 6.50% 2013                                                                                  5,000           4,735
Capital One Financial Corp.:
 7.25% 2003                                                                                 11,250          11,405
 7.25% 2006                                                                                  3,000           3,180
 8.75% 2007                                                                                  5,750           6,295
 7.125% 2008                                                                                25,850          26,968
Capital One Capital I 2.86% 2027 (2)  (5)                                                   13,500          10,155          .36
MBNA Corp.:
 5.625% 2007                                                                                10,000          10,430
 6.75% 2008                                                                                 12,500          13,678
 Series F, 7.50% 2012                                                                          600             677
 Series F, 6.125% 2013                                                                      13,500          13,991
 5.00% 2015                                                                                    150             138
 Series B, 2.11% 2027 (5)                                                                   32,000          25,761
MBNA America Bank, National Association:
 5.375% 2008                                                                                14,600          15,187
 6.625% 2012                                                                                 4,250           4,510          .27
USA Education, Inc. 5.625% 2007                                                             12,895          13,823
SLM Corp.:
 3.95% 2008                                                                                  3,000           2,978
 Series A, 5.00% 2015                                                                       10,000           9,633          .09
Providian Financial Corp., Series A,  9.525% 2027 (2)                                       10,000           8,550          .03
                                                                                                           229,982          .75

MULTI-UTILITIES & UNREGULATED POWER  -  0.73%
Williams Companies, Inc.:
 9.25% 2004                                                                                 20,000          20,350
 7.125% 2011                                                                                38,000          35,150
 8.125% 2012                                                                                12,910          12,458
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                  19,765          19,567
Williams Holdings of Delaware, Inc. 6.25% 2006                                              12,500          11,906
Northwest Pipeline Corporation 8.125% 2010                                                   7,500           7,744          .35
AES Corp.:
 10.00% 2005 (2)                                                                             2,500           2,562
 9.50% 2009                                                                                 15,965          15,167
 9.375% 2010                                                                                 6,066           5,793
 8.75% 2013 (2)                                                                             63,350          62,558
 9.00% 2015 (2)                                                                              4,750           4,714          .30
Southern Natural Gas Co. 8.00% 2032                                                         14,135          14,135
El Paso Corp. 7.875% 2012 (2)                                                                5,250           4,252          .06
Duke Capital Corp. 7.50% 2009                                                                7,500           8,087          .02
                                                                                                           224,443          .73

COMMERCIAL SERVICES & SUPPLIES  -  0.73%
Allied Waste North America, Inc.:
 Series B, 7.375% 2004                                                                       5,000           5,075
 Series B, 7.625% 2006                                                                      22,840          23,525
 8.50% 2008                                                                                  1,500           1,590
 Series B, 8.875% 2008                                                                      11,000          11,770
 10.00% 2009                                                                                56,825          60,163
Browning-Ferris Industries, Inc. 7.875% 2005                                                 3,000           3,090          .35
Cendant Corp.:
 6.875% 2006                                                                                 4,000           4,378
 6.25% 2008                                                                                 32,000          34,484
 7.375% 2013                                                                                22,750          25,330
 7.125% 2015                                                                                 4,500           4,888
PHH Corp. 7.125% 2013                                                                        6,250           6,701          .25
Waste Management, Inc.:
 7.00% 2006                                                                                  7,000           7,768
 6.50% 2008                                                                                  5,000           5,487
WMX Technologies, Inc.:
 6.375% 2003                                                                                 1,005           1,019
 7.10% 2026                                                                                 10,125          10,524
USA Waste Services, Inc. 7.00% 2004                                                          9,060           9,557          .11
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                      6,500           6,679          .02
Safety-Kleen Services, Inc. 9.25% 2008 (3) (6)                                              20,000             400
Safety-Kleen Corp. 9.25% 2009 (3) (6)                                                       10,000             200          .00
                                                                                                           222,628          .73

INSURANCE  -  0.67%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (10)                                   22,250          26,005
Prudential Funding, LLC 6.60% 2008 (2)                                                       2,000           2,222          .09
Monumental Global Funding Trust II: (2)
 2001-B, Series B, 6.05% 2006                                                                6,500           7,058
 2002-A, Series A, 5.20% 2007                                                               16,750          17,854          .08
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                        16,750          18,006
Allstate Financing II 7.83% 2045                                                             5,000           5,324          .08
ReliaStar Financial Corp.:
 8.00% 2006                                                                                  8,000           9,130
 6.50% 2008                                                                                  3,000           3,267
ING Bank NV 5.125% 2015 (2)                                                                 10,000           9,657          .07
International Lease Finance Corp.:
 4.50% 2008                                                                                  4,000           4,042
 5.875% 2013                                                                                 5,000           5,062
ASIF Global Finance XVIII 3.85% 2007 (2)                                                     8,500           8,525          .06
MetLife, Inc. 3.911% 2005                                                                    9,760          10,083
Metropolitan Life Insurance 7.00% 2005 (2)                                                   5,000           5,461          .05
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                 8,500           8,993
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                              5,000           5,336          .05
CNA Financial Corp.:
 6.75% 2006                                                                                  4,370           4,513
 6.45% 2008                                                                                  2,500           2,541
 6.60% 2008                                                                                  4,630           4,714
 7.25% 2023                                                                                  2,750           2,547          .05
Mangrove Bay Pass Through Trust  6.102% 2033 (2)                                            13,000          12,287          .04
Lincoln National Corp.:
 6.20% 2011                                                                                  5,000           5,253
 7.00% 2018                                                                                  6,000           6,741          .04
ACE Capital Trust II 9.70% 2030                                                              8,250          10,261          .03
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                          4,000           4,205          .01
Travelers Property Casualty Corp. 3.75% 2008                                                 3,000           2,988          .01
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (2)                                2,500           2,627          .01
Hartford Financial Services Group, Inc. 2.375% 2006                                          1,500           1,477          .00
                                                                                                           206,179          .67

PAPER & FOREST PRODUCTS  -  0.62%
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                                 11,000          10,414
 6.00% 2013                                                                                 56,750          50,887
Abitibi-Consolidated Inc. 8.55% 2010                                                        18,000          19,237          .26
Georgia-Pacific Corp.:
 7.50% 2006                                                                                  6,500           6,533
 7.375% 2008 (2)                                                                            15,500          15,423
 8.125% 2011                                                                                 8,085           8,004
 8.25% 2023                                                                                  6,992           6,188
Fort James Corp.:
 6.625% 2004                                                                                 2,600           2,613
 6.875% 2007                                                                                 5,000           4,975          .14
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (10)                                                                 15,800          10,995
 Class A-3, 7.71% 2028                                                                      20,125          12,276          .08
Weyerhaeuser Co.:
 5.95% 2008                                                                                 16,000          17,103
 6.75% 2012                                                                                  3,000           3,201          .07
Packaging Corp. of America: (2)
 4.375% 2008                                                                                 9,250           9,115
 5.75% 2013                                                                                  7,500           7,308          .05
SCA Coordination Center NV 4.50% 2015 (2)                                                    5,000           4,565          .02
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (9)                                            4,000           1,050          .00
                                                                                                           189,887          .62

SPECIALTY RETAIL  -  0.60%
Gap, Inc.:
 9.90% 2005 (5)                                                                             38,100          42,101
 6.90% 2007                                                                                 26,360          27,876
 10.55% 2008 (5)                                                                            67,455          80,103          .49
Office Depot, Inc. 10.00% 2008                                                              10,325          11,925          .04
Staples, Inc. 7.375% 2012                                                                    9,000          10,025          .03
Toys "R" Us, Inc.:
 7.625% 2011                                                                                 5,000           5,012
 7.875% 2013                                                                                 4,000           4,005          .03
Payless ShoeSource, Inc. 8.25% 2013 (2)                                                      2,500           2,456          .01
                                                                                                           183,503          .60

HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                 10,575          10,624
 7.15% 2004                                                                                  5,000           5,112
 6.91% 2005                                                                                 33,085          34,663
 7.00% 2007                                                                                  6,250           6,571
 8.85% 2007                                                                                 12,500          13,892
 7.25% 2008                                                                                  1,000           1,059
 8.70% 2010                                                                                  9,500          10,276
HCA - The Healthcare Co.:
 8.75% 2010                                                                                  7,750           8,439
 7.875% 2011                                                                                10,000          10,477
HCA Inc.:
 7.125% 2006                                                                                 4,750           5,053
 6.95% 2012                                                                                  5,000           4,991
 6.25% 2013                                                                                  2,900           2,750          .37
Aetna Inc.:
 7.375% 2006                                                                                25,000          27,659
 7.875% 2011                                                                                15,625          18,059          .15
Humana Inc.:
 7.25% 2006                                                                                 13,375          14,644
 6.30% 2018                                                                                  2,500           2,498          .06
Integrated Health Services, Inc.: (3) (6)
 10.25% 2006 (5)                                                                            16,900             380
 Series A, 9.50% 2007                                                                       87,095           1,960
 Series A, 9.25% 2008                                                                       68,298           1,537          .01
Tenet Healthcare Corp. 5.00% 2007                                                            2,000           1,860          .01
                                                                                                           182,504          .60

FOOD & STAPLES RETAILING  -  0.55%
Delhaize America, Inc.:
 7.375% 2006                                                                                29,985          30,885
 8.125% 2011                                                                                26,510          27,637
 9.00% 2031                                                                                 15,650          16,393          .25
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                 35,840          32,704
 8.25% 2010                                                                                 24,845          24,597
Ahold Lease Pass Through Trust: (10)
 Series 2001-A-1, 7.82% 2020                                                                 2,955           2,750
 Series 2001-A-2, 8.62% 2025                                                                 9,155           8,566          .22
SUPERVALU INC. 7.50% 2012                                                                   13,185          14,370          .05
Kroger Co. 6.20% 2012                                                                        5,000           5,223          .02
Pathmark Stores, Inc. 8.75% 2012                                                             4,125           4,146          .01
                                                                                                           167,271          .55

REAL ESTATE  -  0.53%
Rouse Co.:
 8.00% 2009                                                                                  3,000           3,444
 7.20% 2012                                                                                 20,250          22,011          .08
EOP Operating LP:
 7.75% 2007                                                                                  5,000           5,721
 8.10% 2010                                                                                  6,500           7,691
 7.00% 2011                                                                                  5,000           5,548
 6.75% 2012                                                                                  4,750           5,177          .08
United Dominion Realty Trust, Series E, 4.50% 2008                                          20,000          19,708          .07
ProLogis Trust 7.05% 2006                                                                   12,000          13,454          .04
Simon Property Group, LP:
 4.875% 2010 (2)                                                                             6,375           6,345
 6.35% 2012                                                                                  5,000           5,236          .04
FelCor Suites LP 7.375% 2004                                                                10,750          10,965
FelCor Lodging LP 8.50% 2011                                                                   375             383          .04
Federal Realty Investment Trust 6.125% 2007                                                 10,000          10,372          .03
Hospitality Properties Trust 6.75% 2013                                                      9,950           9,892          .03
Duke Realty LP 4.625% 2013                                                                  10,000           9,288          .03
Host Marriott, LP:
 Series E, 8.375% 2006                                                                       4,321           4,418
 Series I, 9.50% 2007                                                                        1,500           1,598
HMH Properties, Inc., Series B, 7.875% 2008                                                  1,350           1,353          .03
Developers Divers Realty 4.625% 2010 (2)                                                     7,170           6,859          .02
Irvine Co., Class A, 7.46% 2006 (2) (3)                                                      5,000           5,380          .02
Boston Properties, Inc. 6.25% 2013                                                           4,000           4,114          .01
Kimco Realty Corp. 6.00% 2012                                                                3,250           3,355          .01
                                                                                                           162,312          .53

MULTILINE RETAIL  -  0.44%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                  8,250           8,415
 8.00% 2010                                                                                 23,750          24,225
 7.95% 2017                                                                                 40,275          39,268
 8.25% 2022 (10)                                                                             6,000           5,760
 8.125% 2027                                                                                 3,000           2,805
 7.40% 2037                                                                                  9,375           9,609
 7.625% 2097                                                                                 4,500           3,780          .31
Target Corp.:
 3.375% 2008                                                                                 2,500           2,474
 5.375% 2009                                                                                14,000          14,876          .05
Mercantile Stores Company, Inc. 8.20% 2022 (10)                                              7,900           7,308
Dillard Department Stores, Inc.:
 7.15% 2007                                                                                  1,000             978
 7.875% 2023                                                                                 2,875           2,548
Dillard's, Inc.:
 6.43% 2004                                                                                  1,000           1,010
 6.69% 2007                                                                                    625             603
 7.00% 2028                                                                                  1,000             805          .04
Federated Department Stores, Inc. 6.30% 2009                                                 5,000           5,407          .02
ShopKo Stores, Inc. 6.50% 2003                                                               2,850           2,850          .01
Saks Inc. 7.375% 2019                                                                        2,650           2,478          .01
                                                                                                           135,199          .44

COMMUNICATIONS EQUIPMENT  -  0.38%
Motorola, Inc.:
 6.75% 2006                                                                                 19,000          20,378
 8.00% 2011                                                                                 51,485          58,435
 7.50% 2025                                                                                  5,000           5,163
 6.50% 2028                                                                                    655             617
 5.22% 2097                                                                                 14,506          10,771          .31
Nortel Networks Ltd. 6.125% 2006                                                            21,000          20,160          .07
                                                                                                           115,524          .38


INDUSTRIAL CONGLOMERATES  -  0.37%
Tyco International Group SA:
 6.375% 2005                                                                                 5,750           5,951
 6.125% 2008                                                                                15,000          15,000
 6.125% 2009                                                                                 1,000           1,000
 6.375% 2011                                                                                36,430          36,248          .19
Hutchison Whampoa International Ltd.: (2)
 7.00% 2011                                                                                  5,000           5,315
 6.50% 2013                                                                                 21,000          20,970
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (2)                                     6,750           6,991          .11
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                 8,000           8,586
 6.00% 2012                                                                                  8,000           8,430
General Electric Co. 5.00% 2013                                                              5,000           4,902          .07
                                                                                                           113,393          .37

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.36%
Sanmina-SCI Corp. 10.375% 2010 (2)                                                          35,500          40,115          .13
Solectron Corp.:
 Series B, 7.375% 2006                                                                       5,450           5,477
 9.625% 2009                                                                                27,775          29,233          .12
Jabil Circuit, Inc. 5.875% 2010                                                             22,500          22,114          .07
Flextronics International Ltd. 9.875% 2010                                                  10,120          11,587          .04
                                                                                                           108,526          .36

HOUSEHOLD DURABLES  -  0.33%
MDC Holdings, Inc.:
 7.00% 2012                                                                                 10,975          11,592
 5.50% 2013                                                                                 19,375          18,410          .10
Pulte Homes, Inc.:
 7.875% 2011                                                                                 2,260           2,587
 7.625% 2017                                                                                11,490          12,838          .05
Centex Corp. 4.75% 2008                                                                     11,575          11,805          .04
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                                 8,000           9,240
 7.75% 2013 (2)                                                                              2,500           2,538          .04
Toll Brothers, Inc. 6.875% 2012 (2)                                                          8,000           8,624          .03
D.R. Horton, Inc.:
 7.50% 2007                                                                                  5,000           5,300
 8.00% 2009                                                                                  2,600           2,808          .02
Boyds Collection, Ltd., Series B, 9.00% 2008                                                 7,382           7,382          .02
Ryland Group, Inc. 8.00% 2006                                                                5,000           5,375          .02
Lennar Corp., Series B, 9.95% 2010                                                           2,331           2,714          .01
Salton/Maxim Housewares, Inc. 10.75% 2005                                                    1,125           1,119          .00
                                                                                                           102,332          .33

IT SERVICES  -  0.33%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                 2,905           3,069
 6.00% 2013 (2)                                                                            102,500          96,073          .32
Iron Mountain Inc. 7.75% 2015                                                                1,750           1,768          .01
                                                                                                           100,910          .33

METALS & MINING  -  0.28%
Oregon Steel Mills, Inc. 10.00% 2009                                                        28,650          21,488          .07
AK Steel Corp.:
 7.875% 2009                                                                                 2,000           1,500
 7.75% 2012                                                                                 14,310          10,375          .04
BHP Finance Ltd. 6.75% 2013                                                                 10,000          11,219          .04
Corporacion Nacional del Cobre de Chile 6.375% 2012 (2)                                     10,500          10,975          .04
Allegheny Technologies, Inc. 8.375% 2011                                                    10,500          10,133          .03
United States Steel Corp. 9.75% 2010                                                         5,000           4,825          .02
Inco Ltd. 7.75% 2012                                                                         4,000           4,456          .01
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                     3,500           3,378          .01
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                             3,000           3,338          .01
Earle M. Jorgensen Co. 9.75% 2012                                                            2,000           2,113          .01
Luscar Coal Ltd. 9.75% 2011                                                                  1,500           1,703          .00
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (9)                                             9,500             760          .00
                                                                                                            86,263          .28

CHEMICALS  -  0.23%
Lyondell Chemical Co.:
 9.50% 2008 (2)                                                                             44,675          42,665
 10.875% 2009                                                                                6,860           6,346
 11.125% 2012                                                                                8,935           9,002
 10.50% 2013 (2)                                                                             6,125           6,033          .21
Dow Chemical Co. 5.00% 2007                                                                  5,000           5,152          .02
                                                                                                            69,198          .23

CONTAINERS & PACKAGING  -  0.18%
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                14,975          15,724
 7.75% 2011 (2)                                                                              8,500           8,628
 8.75% 2012                                                                                  6,000           6,360
Owens-Illinois, Inc.:
 8.10% 2007                                                                                    750             754
 7.50% 2010                                                                                    750             720          .11
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                6,875           6,806
Stone Container Corp. 9.25% 2008                                                             3,350           3,534          .03
Temple-Inland Inc. 7.875% 2012                                                               5,000           5,599          .02
Smurfit Capital Funding PLC 6.75% 2005                                                       3,175           3,262          .01
Ball Corp. 6.875% 2012                                                                       2,500           2,513          .01
                                                                                                            53,900          .18

OFFICE ELECTRONICS  -  0.17%
Xerox Capital (Europe) PLC 5.875% 2004                                                      26,000          26,260
Xerox Corp.:
 7.15% 2004                                                                                 13,500          13,703
 7.125% 2010                                                                                12,000          11,490          .17
                                                                                                            51,453          .17

AUTO COMPONENTS  -  0.16%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                 8,750           8,553
 8.75% 2012                                                                                  4,225           4,373
Meritor Automotive, Inc. 6.80% 2009                                                         11,500          11,098          .08
TRW Automotive Acquisition Corp.: (2)
 9.375% 2013                                                                                11,750          12,866
 11.00% 2013                                                                                   625             697          .04
Lear Corp., Series B, 8.11% 2009                                                             7,480           8,509          .03
Stoneridge, Inc. 11.50% 2012                                                                 2,825           3,178          .01
                                                                                                            49,274          .16

THRIFTS & MORTGAGE FINANCE  -  0.13%
Washington Mutual, Inc.:
 5.625% 2007                                                                                 6,500           7,027
 4.375% 2008                                                                                20,500          20,966
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                               9,425          10,604          .13
                                                                                                            38,597          .13

DIVERSIFIED FINANCIAL SERVICES  -  0.11%
CIT Group Inc.:
 5.50% 2007                                                                                  2,885           3,048
 5.75% 2007                                                                                  3,500           3,726
 6.875% 2009                                                                                16,500          18,191
 7.75% 2012                                                                                  4,000           4,566          .10
Citigroup Inc. 3.50% 2008                                                                    5,000           4,939          .01
                                                                                                            34,470          .11

AEROSPACE & DEFENSE  -  0.11%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2)  (10)
 Class B, 7.156% 2011                                                                       26,632          28,704
 Class G, MBIA insured, 6.664% 2013                                                          4,627           5,179          .11
                                                                                                            33,883          .11


OTHER INDUSTRIES -  0.59%
Northwest Airlines, Inc.:
 8.875% 2006                                                                                 2,200           1,661
 9.875% 2007                                                                                27,150          20,498
 7.875% 2008                                                                                 2,000           1,450          .08
NiSource Finance Corp.:
 7.625% 2005                                                                                 9,000           9,947
 7.875% 2010                                                                                 5,000           5,768
 6.15% 2013                                                                                  2,500           2,581          .06
American Standard Inc.:
 7.375% 2008                                                                                 4,935           5,391
 8.25% 2009                                                                                  3,169           3,613
 7.625% 2010                                                                                 4,976           5,536          .05
John Deere Capital Corp. 3.90% 2008                                                         14,000          14,075          .05
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                        5,000           4,947
 2.70% 2008                                                                                  4,000           3,814          .03
Nabisco, Inc. 7.55% 2015                                                                     6,595           7,596
Kraft Foods Inc. 6.25% 2012                                                                    945             991          .03
TFM, SA de CV:
 10.25% 2007                                                                                 1,150           1,187
 11.75% 2009                                                                                 2,675           2,735
 12.50% 2012                                                                                 4,165           4,571          .03
Burns Philp Capital Pty Ltd.: (2)
 9.50% 2010                                                                                  3,000           3,120
 9.75% 2012                                                                                  5,250           5,224          .03
TGT Pipeline, LLC 5.20% 2018 (2)                                                             6,000           5,458
Texas Gas Transmission, LLC 4.60% 2015 (2)                                                   2,480           2,277          .02
Levi Strauss & Co. 12.25% 2012                                                               9,000           7,650          .02
Continental Airlines, Inc.:
 8.00% 2005                                                                                  5,010           4,509
 MBIA insured, 2.158% 2009 (2)  (5)                                                          2,000           2,007          .02
Fairchild Semiconductor Corp. 10.50% 2009                                                    5,600           6,188          .02
Kansas City Southern Railway Co. 7.50% 2009                                                  5,750           5,980          .02
RailAmerica Transportation Corp. 12.875% 2010                                                5,000           5,575          .02
Technical Olympic USA, Inc. 9.00% 2010                                                       5,000           5,325          .02
ON Semiconductor Corp. 13.00% 2008 (5)                                                       5,000           5,175          .02
Kellogg Co.:
 6.00% 2006                                                                                  3,000           3,256
 6.60% 2011                                                                                  1,250           1,386          .01
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
  Series 2002-E, 4.33% 2006                                                                  4,500           4,621          .01
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                          4,860           3,888          .01
AGCO Corp. 9.50% 2008                                                                        3,500           3,815          .01
Terex Corp.:
 9.25% 2011                                                                                  1,000           1,060
 Class B, 10.375% 2011                                                                       2,000           2,170          .01
Del Monte Corp. 8.625% 2012 (2)                                                              2,000           2,090          .01
Amkor Technology, Inc.:
 9.25% 2008                                                                                    235             250
 7.75% 2013 (2)                                                                              1,765           1,708          .01
Micron Technology, Inc. 6.50% 2005 (2)                                                       1,000             975          .00
United Air Lines, Inc. 9.00% 2003 (6)                                                        8,000             650          .00
Jet Equipment Trust, Series 1995-B, 10.91% 2014 (2)  (6)                                     4,750              48          .00
                                                                                                           180,766          .59


COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS (10)  -  2.15%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                                         14,000          12,358
 Series 1995-4, Class B-2, 7.70% 2025  (6)                                                   1,900             893
 Series 1995-3, Class B-2, 8.10% 2025  (6)                                                  16,121           7,577
 Series 1995-2, Class B-2, 8.80% 2026  (6)                                                  11,457           5,385
 Series 1996-2, Class B-2, 7.90% 2027  (6)                                                  12,950           1,554
 Series 1996-10, Class B-2, 7.74% 2028  (6)                                                  8,369           1,004
 Series 1997-8, Class B-2, 7.75% 2028  (6)                                                   6,393             767
 Series 1997-1, Class B-2, 7.76% 2028  (6)                                                   9,781           1,174
 Series 1997-2, Class B-2, 8.05% 2028  (6)                                                   3,280             394
 Series 1997-6, Class B-2, 7.75% 2029  (6)                                                  10,611           1,273
 Series 1998-3, Class B-2, 8.07% 2030  (6)                                                   4,723             685
 Series 1998-4, Class B-2, 8.11% 2030  (6)                                                   6,470             938
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029  (6)                 18,188           9,196
Conseco Finance Home Equity Loan Trust:
 Series 2000-F, Class AF-4, 7.67% 2026                                                       4,750           4,967
 Series 2000-A, Class BV-2, 3.907% 2031 (5)                                                  3,576           2,861          .17
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                     2,852           2,950
 Series 2003-AR20, Class 2A2, 4.45% 2033 (5)                                                10,000          10,012
 Series 2001-CF2, Class A-2, 5.935% 2034                                                     8,635           9,253
 Series 2001-CF2, Class A-3, 6.238% 2034                                                     6,000           6,512
 Series 1998-C1, Class A-1A, 6.26% 2040                                                      7,551           7,981          .12
Metris Master Trust: (5)
 Series 2001-1, Class A, 1.32% 2007                                                          4,250           4,194
 Series 2001-1, Class B, 1.90% 2007                                                          6,000           5,953
 Series 2001-4, Class B, 2.50% 2008                                                          3,000           2,640
 Series 2000-3, Class A, 1.36% 2009                                                         14,428          13,683
 Series 2001-2, Class A, 1.42% 2009                                                          3,500           3,293          .10
WaMu Mortgage Pass-Through Certificates Trust: (5)
 Series 2003-AR3, Class A-2, 2.828% 2033                                                     3,500           3,514
 Series 2003-AR8, Class A, 4.03% 2033                                                       10,000          10,050
 Series 2003-AR6, Class A-1, 4.39% 2033                                                      9,719           9,615
 Series 2003-AR1, Class A-6, 4.56% 2033                                                      4,049           4,086          .09
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                        3,828           3,846
 Series 2001-4, Class B, 4.84% 2008                                                          6,389           6,373
 Series 2002-4, Class A-4, 3.05% 2009                                                        5,000           4,902
 Series 2002-4, Class B, 3.82% 2009                                                          9,226           8,919          .08
Banc of America Mortgage Securities Trust, Inc., Class 2-A-1:
 Series 2003-G, 4.088% 2033 (5)                                                             10,000          10,013
 Series 2003-D, 4.183% 2033                                                                 13,150          13,167          .08
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                 21,198          21,530          .07
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.209% 2030 (5)                   20,000          21,262          .07
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.121% 2025 (5)                                                  5,393           5,583
 Series 1999-C1, Class A-2, 7.56% 2031                                                      11,750          13,292          .06
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class E, 7.624%
  2029 (5)                                                                                  20,750          17,841          .06
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.72% 2013 (2)  (5)                                              4,420           4,410
 Series 1999-C1, Class X, interest only, 1.037% 2031 (2)  (5)                               83,074           4,289
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                     7,665           8,392          .06
AESOP Funding II LLC, Class A-1: (2)
 Series 2002-A, AMBAC insured, 3.85% 2006                                                    7,925           8,126
 Series 2003-2, MBIA insured, 2.74% 2007                                                     8,000           7,946          .05
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.857% 2033 (5)                 15,360          15,360          .05
AmSouth Auto Trust, Series 2000-1, Class C, 7.44% 2007                                      14,260          14,822          .05
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
  1998-C2, Class A-1, 6.28% 2035                                                            13,173          13,933          .04
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
  2009 (2)                                                                                  12,373          12,485          .04
PRIME Capital Hurricane Ltd. 7.61% 2004 (2)  (5)                                            12,500          12,349          .04
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.86% 2009 (2)  (5)                                  3,217           3,238
 Series 2001-1, Class A-2, 7.111% 2013                                                       5,000           4,859
 Series 1992-A2, 9.20% 2014                                                                  5,000           3,650          .04
Chase Commercial Mortgage Securities Corp., Series 1998-1:
 Class A-1, 6.34% 2030                                                                       2,451           2,568
 Class A-2, 6.56% 2030                                                                       8,000           8,821          .04
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                    1,400           1,385
 Series 2003-KS6, Class A-2, 1.40% 2033 (5)                                                 10,000          10,000          .04
MBNA Master Credit Card Trust II:
 Series 1999-D, Class C, 6.95% 2008 (2)                                                      4,700           5,115
 Series 2000-H, Class B, 1.707% 2013 (5)                                                     5,000           5,023          .03
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A: (2)
 6.148% 2007  (5)                                                                            5,000           4,937
 Class FX, 10.421% 2007                                                                      5,000           5,137          .03
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.78% 2016 (2)  (5)                                              5,000           5,000
 Series 1998-WF2, Class A-1, 6.34% 2030                                                      4,280           4,553          .03
Mediterranean Re PLC 7.14% 2005 (2)  (5)                                                     9,000           9,090          .03
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                       9,000           9,004          .03
Banco Itau SA, Series 2002, XLCA insured, 1.94% 2007 (2)  (5)                                9,050           8,982          .03
First USA Credit Card Master Trust, Class C: (2)
 Series 1997-4, 2.101% 2010  (5)                                                             6,500           6,402
 Series 1998-6, 6.16% 2011                                                                   2,000           2,095          .03
Financial Pacific Funding, Class A, FSA insured, 2.29% 2009 (2)                              8,339           8,316          .03
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                              8,000           8,159          .03
Continental Airlines, Inc.:
 Series 2000-1, Class C-1, 8.499% 2012                                                       4,428           3,100
 Series 2001-1, Class B, 7.373% 2017                                                         6,000           4,590          .03
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                              6,500           6,972          .02
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                    6,577           6,750          .02
Residential Reinsurance: (2)  (5)
 2001 Ltd. 6.27% 2004                                                                        6,000           6,021
 2002 Ltd. 6.18% 2005                                                                          500             500          .02
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031             6,168           6,271          .02
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.238% 2033 (5)                         6,069           6,095          .02
Morgan Stanley Dean Witter Capital I Trust, Class A-1:
 Series 2002-HQ, 4.59% 2034                                                                  3,059           3,182
 Series 2003-TOP9, 3.98% 2036                                                                2,948           2,909          .02
Tobacco Settlement Financing Corp.,Tobacco Settlement Asset-Backed Bonds,
  Series 2001-A, 6.36% 2025                                                                  6,326           6,058          .02
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (2)
 Class A-2FX, 4.685% 2012                                                                    3,589           3,631
 Class A-3FX, 6.298% 2012                                                                    2,393           2,418          .02
PIONEER 2002 Ltd., Class D Series, 2.838% 2006 (2)  (5)                                      6,000           6,000          .02
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022              5,386           5,621          .02
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                        5,600           5,569          .02
SeaWest Securitization, LLC, Series 2002-A, XLCA insured: (2)
 Class A-2, 2.58% 2008                                                                       2,500           2,512
 Class A-3, 3.58% 2008                                                                       3,000           3,040          .02
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1,
  7.46% 2008                                                                                 4,891           5,449          .02
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                  4,876           5,214          .02
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
  2008 (2)                                                                                   5,000           5,034          .02
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA
  insured, 3.55% 2009                                                                        5,000           5,012          .02
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (5)             5,000           4,988          .02
Rental Car Finance Corp.: (2)
 Series 1997-1, Class C-2, 2.05% 2005  (5)                                                   2,000           2,001
 Series 1999-1A, Class D, 7.10% 2007                                                         2,500           2,541          .01
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                       4,332           4,477          .01
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
  6.72% 2025                                                                                 4,752           4,408          .01
Structured Asset Securities Corp.: (2)  (5)
 Series 1998-RF2, Class A, 8.498% 2027                                                         959           1,057
 Series 1998-RF1, Class A, 8.688% 2027                                                         759             837
 Series 1999-BC1, Class M2, 2.40% 2029                                                       2,296           2,302          .01
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014 (2)                  4,669           4,109          .01
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-1,
  2.55% 2032 (5)                                                                             4,000           4,000          .01
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1,
  6.75% 2028                                                                                 3,764           3,762          .01
Providian Master Trust, Series 2000-1, Class C, 2.257% 2009 (2)  (5)                         4,000           3,735          .01
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                               3,384           3,398          .01
Jet Equipment Trust: (2)   (6)
 Series 1995-B, Class A, 7.63% 2015                                                          3,222           1,128
 Series 1995-A, Class B, 8.64% 2015                                                          7,790           1,013
 Series 1995-B, Class C, 9.71% 2015                                                          5,500             495
 Series 1995-A, Class C, 10.69% 2015                                                         5,000             500          .01
Capital One Master Trust, Series 1999-1, Class C, 6.60% 2007 (2)                             2,500           2,576          .01
Santa Barbara Bank & Trust Automobile Loan Securitization Corp., Series 2001-A,
  Class A, 6.13% 2007 (2)                                                                    2,507           2,541          .01
Amercan Airlines, Series 2003-1, AMBAC insured, 3.857% 2010                                  2,500           2,400          .01
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
  MBIA insured, 6.68% 2016 (2)                                                               2,245           2,335          .01
United Air Lines, Inc., Series 1996-A2, 7.87% 2019  (6)                                      5,000           1,847          .01
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014 (2)             1,680           1,726          .01
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                1,626           1,626          .00
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                           1,250           1,372          .00
Nextcard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.407% 2007 (2)
  (5)                                                                                        1,029             967          .00
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                  898             956          .00
NPF XII, Inc.: (2) (3) (6)
 Series 1999-3, Class B, 2.39% 2003  (5)                                                     3,000              30
 Series 2001-1A, Class A,  1.99% 2004  (5)                                                   5,000             600
 Series 2001-3, Class A, 5.52% 2007                                                          1,000             120          .00
                                                                                                           655,731         2.15

FEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-THROUGHS (10) -  1.68%
Fannie Mae:
 3.82% 2033 (5)                                                                             10,000           9,994
 4.50% 2018                                                                                 20,000          19,472
 5.00% 2018                                                                                 72,691          72,691
 5.50% 2016 - 2033                                                                          53,935          54,744
 6.00% 2016 - 2032                                                                          34,309          34,982
 6.50% 2031 - 2032                                                                          25,711          26,516
 7.00% 2016 - 2031                                                                          11,876          12,490
 7.50% 2023 - 2031                                                                           2,894           3,080
 8.00% 2024                                                                                    704             765
 9.00% 2010                                                                                    880             958
 9.50% 2022                                                                                  1,098           1,233
 10.00% 2018 - 2025                                                                          2,119           2,452          .78

Government National Mortgage Assn.:
 5.00% 2033                                                                                 90,860          86,672
 5.50% 2017                                                                                 10,890          11,215
 7.00% 2022 - 2031                                                                          10,354          10,934
 7.50% 2017 - 2030                                                                          23,968          25,567
 8.00% 2017 - 2023                                                                           3,705           4,016
 8.50% 2017 - 2021                                                                           1,103           1,206
 9.00% 2016                                                                                    186             207
 9.50% 2009 - 2021                                                                           2,199           2,448
 10.00% 2020 - 2025                                                                         14,672          17,073          .52

Freddie Mac:
 5.00% 2018 - 2033                                                                          60,000          58,784
 5.50% 2018 - 2033                                                                          40,692          40,640
 6.00% 2032                                                                                 11,977          12,137
 8.50% 2008 - 2010                                                                             973           1,049
 9.00% 2007                                                                                    522             553
 11.00% 2018                                                                                   986           1,146          .38
                                                                                                           513,024         1.68

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED MORTGAGE OBLIGATIONS (10)  -  0.20%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                      13,000          13,126
 Series 2001-4, Class GA, 10.147% 2025 (5)                                                   3,442           3,877
 Series 2001-4, Class NA, 11.768% 2025 (5)                                                     310             359
 Series 2002-W3, Class A-5, 7.50% 2028                                                       3,578           3,940
 Series 2001-20, Class E, 9.60% 2031 (5)                                                     3,584           3,932
 Series 2001-50, Class BA, 7.00% 2041                                                        6,881           7,264
 Series 2001-T10, Class A-1, 7.00% 2041                                                      4,331           4,694
 Series 2002-W1, Class 2A, 7.50% 2042                                                        7,997           8,806          .15
Freddie Mac:
 Series SF2, Class GC, 2.64% 2009                                                            5,000           4,838
 Series 178, Class Z, 9.25% 2021                                                               439             440
 Series 2289, Class NB, 11.219% 2022 (5)                                                       815             908
 Series T-056, Class A-2A, 2.842% 2036                                                       8,740           8,633          .05
                                                                                                            60,817          .20

OTHER FEDERAL AGENCY OBLIGATIONS  -  0.36%
Freddie Mac 4.25% 2005                                                                      75,000          78,164          .26
Federal Home Loan Bank 4.125% 2004                                                          16,460          16,991          .05
Fannie Mae:
 4.75% 2007                                                                                 12,000          12,353
 7.25% 2030                                                                                  3,250           3,755          .05
                                                                                                           111,263          .36

GOVERNMENT & GOVERNMENTAL AUTHORITIES (EXCLUDING U.S.)  -  0.33%
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                                10,000           9,950
 8.625% 2008                                                                                 5,000           5,888
 8.375% 2011                                                                                 3,000           3,413
 7.50% 2012                                                                                  4,310           4,628
 6.375% 2013                                                                                 7,500           7,414
 11.375% 2016                                                                               29,684          39,999
 8.125% 2019                                                                                 4,580           4,798
 8.30% 2031                                                                                  1,965           2,053          .26
State of Qatar 9.75% 2030                                                                    7,000           9,153          .03
Russian Federation 5.00% 2030 (5)                                                            4,770           4,263          .01
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 2.188%
 2012 (5)                                                                                    5,000           3,825          .01
Dominican Republic 9.50% 2006 (2)                                                            2,135           2,140          .01
Banque Centrale de Tunisie 7.375% 2012                                                       1,500           1,646          .01
El Salvador (Republic of) 7.75% 2023 (2)                                                     1,250           1,247          .00
Panama (Republic of) Interest Reduction Bond 1.938% 2014 (5)                                    49              44          .00
                                                                                                           100,461          .33

DEVELOPMENT AUTHORITIES  -  0.01%
Corporacion Andina de Fomento 6.875% 2012                                                    4,000           4,294          .01
                                                                                                             4,294          .01


U.S. TREASURY NOTES & BONDS  -  3.99%
 7.25% May 2004                                                                            150,000         157,055
 6.75% May 2005                                                                            410,000         446,388
 5.75% November 2005                                                                       239,500         259,632
 3.375% January 2007  (11)                                                                  37,643          40,521
 4.375% May 2007                                                                            50,000          52,797
 3.25% August 2007                                                                          35,000          35,421
 3.625% January 2008  (11)                                                                 124,949         136,521
 6.00% August 2009                                                                          29,000          32,570
 10.00% May 2010                                                                            20,000          22,866
 3.50% January 2011  (11)                                                                   21,088          22,980
 8.875% August 2017                                                                         10,025          13,852         3.99
                                                                                                         1,220,603         3.99


MISCELLANEOUS  -  0.14%
Other bonds & notes in initial period of acquisition                                                        42,897          .14

Total bonds & notes (cost: $9,890,930,000)                                                               9,747,427        31.90



                                                                                         Principal          Market      Percent
                                                                                            amount           value       of net
Short-term securities                                                                         (000)           (000)      assets

CORPORATE SHORT-TERM NOTES  -  2.45%
Edison Asset Securitization LLC 1.00%-1.14% due 8/8-9/8/2003 (2)                      $    100,000     $    99,938          .33
Ciesco LP 1.11% due 8/4/2003 (12)                                                           45,000          44,995
Citicorp 1.01% due 9/17/2003                                                                50,000          49,931          .31
E.I. DuPont de Nemours & Co. 0.96%-1.00% due 8/11-9/16/2003 (12)                            75,000          74,926          .25
Triple-A One Funding Corp. 1.03%-1.23% due 8/1-8/27/2003 (2)                                72,728          72,703          .24
Receivables Capital Corp. 1.02%-1.03% due 8/4-8/15/2003 (2)                                 70,000          69,980          .23
Pfizer Inc 0.98%-1.00% due 8/20-9/8/2003 (2)                                                61,700          61,650          .20
J.P. Morgan Chase & Co. 1.02% due 9/9/2003                                                  50,000          49,942          .16
Verizon Network Funding Corp. 0.98% due 8/14/2003                                           49,000          48,981          .16
Preferred Receivables Funding Corp. 1.02%-1.03% due 8/11-8/14/2003 (2)                      48,000          47,983          .16
Procter & Gamble Co. 0.99% due 8/5/2003 (2)                                                 30,000          29,996          .10
Harvard University 1.19% due 8/6/2003                                                       25,000          24,995          .08
Netjets Inc. 1.12% due 8/12/2003 (2)                                                        25,000          24,991          .08
FCAR Owner Trust I 1.03% due 9/15/2003                                                      25,000          24,966          .08
Merck & Co. Inc. 0.95% due 8/21/2003                                                        22,000          21,988          .07
                                                                                                           747,965         2.45

Federal agency discount notes  -  1.57%
Federal Home Loan Bank 0.94%-1.14% due 8/5-10/3/2003 (12)                                  249,400         249,083          .81
Fannie Mae 0.94%-1.175% due 8/6-10/1/2003 (12)                                             201,172         200,962          .66
Freddie Mac 0.995% due 10/9/2003                                                            30,000          29,938          .10
                                                                                                           479,983         1.57

U.S. Treasuries  -  0.72%
U.S. Treasury Bills 0.80%-1.00% due 9/4-11/6/2003 (12)                                     220,600         220,275          .72
                                                                                                           220,275          .72

CERTIFICATES OF DEPOSIT  -  0.23%
Wells Fargo & Co. 1.02%-1.03% due 9/2-9/15/2003                                             70,000          70,000          .23
                                                                                                            70,000          .23


TOTAL SHORT-TERM SECURITIES (cost: $1,518,247,000)                                                       1,518,223         4.97


TOTAL INVESTMENT SECURITIES (cost: $29,659,948,000)                                                     30,633,033       100.24

New Taiwanese Dollar (cost: $3,006,000)                                                NT$ 105,104           3,062          .01

Other assets less liabilities                                                                              (77,526)        (.25)

NET ASSETS                                                                                             $30,558,569      100.00%

(1) Security did not produce income during last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(7) The fund owns 11.56% and 7.37% of the outstanding voting securities of Wilshire Financial Services Group Inc. and Clarent Hospital, respectively, and thus is considered an affiliate of these companies under the Investment
    Company Act of 1940.
(8) Step bond; coupon rate will increase at a later date.
(9) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(10) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements




EQUITY SECURITIES ADDED                             EQUITY SECURITIES ELIMINATED
   SINCE JANUARY 31, 2003                              SINCE JANUARY 31, 2003

ACE                                                 Amkor Technologies
Alcoa                                               Australian Stock Exchange
Arthur J. Gallagher                                 BANK ONE
AstraZeneca                                         British Airways
Baxter                                              Burr-Brown
Brascan                                             Gillette
Chubb                                               Kerr-McGee
Cooper Industries                                   Kinder Morgan Energy
Developers Diversified Realty                       Koninklijke Ahold
Elan                                                National City
Emerson Electric                                    NRG Energy
FleetBoston Financial                               OGE Energy
Fortis                                              PACCAR
Hewlett-Packard                                     Pharmacia
Irish Life & Permanent                              Qwest Trends
iStar                                               Semtech
Kansas City Southern                                Thermo Electron
Kinder Morgan                                       TriQuint Semiconductor
Lion Nathan                                         Volkswagen
Lyondell Chemical                                   Wells Fargo
Mercury General                                     Xerox
Pentair
PNC Financial Services
Regency Realty
Smiths Group
SpectraSite
St. Paul Companies
Sunoco
UCB
UnumProvident
Volvo


FINANCIAL STATEMENTS

Statement of assets and liabilities
at July 31, 2003

(dollars and shares in thousands, except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $29,632,436)                                             $30,623,165
  Affiliated issuers (cost: $27,512)                                                         9,868             $30,633,033
 Cash denominated in non-U.S. currencies
  (cost: $3,006)                                                                                                     3,062
 Cash                                                                                                               18,167
 Receivables for:
  Sales of investments                                                                      73,535
  Sales of fund's shares                                                                   140,339
  Dividends and interest                                                                   223,106                 436,980
                                                                                                                31,091,242
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 493,187
  Repurchases of fund's shares                                                              18,744
  Investment advisory services                                                               6,646
  Services provided by affiliates                                                           12,781
  Deferred Directors' compensation                                                           1,160
  Other fees and expenses                                                                      155                 532,673
NET ASSETS AT JULY 31, 2003                                                                                    $30,558,569

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                    $29,711,062
 Undistributed net investment income                                                                               202,562
 Accumulated net realized loss                                                                                    (328,439)
 Net unrealized appreciation                                                                                       973,384
NET ASSETS AT JULY 31, 2003                                                                                    $30,558,569


TOTAL AUTHORIZED CAPITAL STOCK - 3,000,000 SHARES, $.001 PAR VALUE

                                                                                                           Share          Net asset
                                                                                    Net assets       outstanding  value per share(1)

Class A                                                                            $25,891,156         1,677,091            $15.44
Class B                                                                              2,014,550           131,173             15.36
Class C                                                                              1,849,724           120,580             15.34
Class F                                                                                471,191            30,555             15.42
Class 529-A                                                                             92,713             6,014             15.42
Class 529-B                                                                             27,596             1,796             15.36
Class 529-C                                                                             43,651             2,836             15.39
Class 529-E                                                                              5,190               337             15.40
Class 529-F                                                                                776                50             15.42
Class R-1                                                                                2,237               145             15.39
Class R-2                                                                               51,567             3,358             15.36
Class R-3                                                                               56,496             3,666             15.41
Class R-4                                                                               12,249               794             15.43
Class R-5                                                                               39,473             2,557             15.44


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $16.38 and $16.36, respectively.


See Notes to Financial Statements


Statement of operations
for the year ended July 31, 2003                        (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                      $768,369
  Dividends (net of non-U.S. withholding
            tax of $17,620; also includes
            $680 from affiliates)                                                                599,837              $1,368,206

 Fees and expenses:
  Investment advisory services                                                                    68,125
  Distribution services                                                                           76,096
  Transfer agent services                                                                         17,851
  Administrative services                                                                          2,993
  Reports to shareholders                                                                            757
  Registration statement and prospectus                                                            1,192
  Postage, stationery and supplies                                                                 1,862
  Directors' compensation                                                                            280
  Auditing and legal                                                                                  87
  Custodian                                                                                        1,391
  State and local taxes                                                                                1
  Other                                                                                              119
  Total expenses before reimbursement                                                            170,754
   Reimbursement of expenses                                                                          85                 170,669
 Net investment income                                                                                                 1,197,537

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                                   (317,245)
  Non-U.S. currency transactions                                                                  (1,059)               (318,304)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                  2,135,793
  Non-U.S. currency translations                                                                    (185)              2,135,608
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               1,817,304
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                      $3,014,841



See Notes to Financial Statements





Statement of changes in net assets                       (dollars in thousands)


                                                                                         Year ended July 31

                                                                                        2003                    2002
OPERATIONS:
 Net investment income                                                            $1,197,537                $974,829
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                    (318,304)                 29,524
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                2,135,608              (2,479,293)
  Net increase (decrease) in net assets
   resulting from operations                                                       3,014,841              (1,474,940)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                             (1,188,421)             (1,050,096)
 Distributions from net realized gain
  on investments                                                                     (33,634)               (198,717)
   Total dividends and distributions paid
    to shareholders                                                               (1,222,055)             (1,248,813)

CAPITAL SHARE TRANSACTIONS                                                         7,542,328               4,062,994

TOTAL INCREASE IN NET ASSETS                                                       9,335,114               1,339,241

NET ASSETS:
 Beginning of year                                                                21,223,455              19,884,214
 End of year (including
  undistributed net investment
  income: $202,562 and $195,610,
  respectively)                                                                  $30,558,569             $21,223,455



See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Effective September 15, 2003, dividends to shareholders will be declared daily from net investment income and will continue to be paid quarterly. Distributions to shareholders from net realized capital gains will continue to be recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

         SECURITIES LENDING - The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When the fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income earned is included in interest income in the accompanying financial statements.


2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; net capital losses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of July 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $29,686,486,000.

During the year ended July 31, 2003, the fund reclassified $2,164,000 from undistributed net investment income and $43,000 from additional paid-in capital to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)


Undistributed net investment income and currency gains                                                        $210,538
Loss deferrals related to non-U.S. currency that were realized during the
  period November 1,                                                                                           (1,615)
2002 through July 31, 2003
Short-term and long-term capital loss deferrals                                                              (320,408)
Gross unrealized appreciation on investment securities                                                      2,710,183
Gross unrealized depreciation on investment securities                                                     (1,760,574)


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $119,093,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in short-term and long-term capital loss deferrals above are capital losses of $201,315,000, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid to shareholders was as follows
  (dollars in thousands):

                                                  Distributions from ordinary income           Distributions
                                                               Net        Short-term          from long-term                  Total
Share class(1)                                    investment income    capital gains           capital gains     distributions paid
Year ended July 31, 2003
Class A                                                 $ 1,068,009                -               $ 30,128             $ 1,098,137
Class B                                                      53,967                -                  1,620                  55,587
Class C                                                      44,868                -                  1,346                  46,214
Class F                                                      13,361                -                    340                  13,701
Class 529-A                                                   2,652                -                     63                   2,715
Class 529-B                                                     680                -                     18                     698
Class 529-C                                                   1,025                -                     30                   1,055
Class 529-E                                                     127                -                      3                     130
Class 529-F                                                      13                -                     -*                      13
Class R-1                                                        35                -                      1                      36
Class R-2                                                       809                -                     16                     825
Class R-3                                                       978                -                     18                     996
Class R-4                                                       336                -                     11                     347
Class R-5                                                     1,561                -                     40                   1,601
Total                                                   $ 1,188,421                -               $ 33,634             $ 1,222,055

Year ended July 31, 2002
Class A                                                 $ 1,007,745                -              $ 191,617             $ 1,199,362
Class B                                                      23,194                -                  4,250                  27,444
Class C                                                      14,345                -                  2,257                  16,602
Class F                                                       4,225                -                    593                   4,818
Class 529-A                                                     265                -                      -                     265
Class 529-B                                                      59                -                      -                      59
Class 529-C                                                     119                -                      -                     119
Class 529-E                                                       7                -                      -                       7
Class R-1                                                         -                -                      -                       -
Class R-2                                                         1                -                      -                       1
Class R-3                                                         1                -                      -                       1
Class R-4                                                         -                -                      -                       -
Class R-5                                                       135                -                      -                     135
Total                                                   $ 1,050,096                -              $ 198,717             $ 1,248,813

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's annual gross investment income. For the year ended July
31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.278% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described on the previous page for the year ended July 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $50,667          $16,684        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          12,951           1,167         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          10,981          Included           $1,647               $312            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           701            Included             421                 58             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          67            Included             83                   6                  $55
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B         160            Included             24                   8                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         259            Included             39                   9                   26
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          14            Included              4                  -*                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           9             Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          150            Included             30                  125            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3          117            Included             35                  42             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           19            Included             11                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             30                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $76,096          $17,851            $2,326               $567                 $100
----------------===============================================================================================
     *Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $211,000 in current fees (either paid in cash or deferred) and a net increase of $69,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                                                             Sales(2)        Reinvestments of dividends
                                                                                                and distributions
                                                                      Amount      Shares       Amount      Shares
Year ended July 31, 2003
Class A                                                          $ 6,571,144     450,244    $ 961,227      66,589
Class B                                                            1,181,221      81,388       48,083       3,329
Class C                                                            1,234,072      84,783       39,653       2,745
Class F                                                              348,617      23,837       11,323         780
Class 529-A                                                           62,226       4,285        2,714         187
Class 529-B                                                           19,159       1,322          698          48
Class 529-C                                                           29,443       2,027        1,055          73
Class 529-E                                                            3,845         265          130           9
Class 529-F                                                              726          50           13           1
Class R-1                                                              2,246         154           35           2
Class R-2                                                             54,856       3,765          825          56
Class R-3                                                             69,623       4,772          996          68
Class R-4                                                             13,466         957          347          24
Class R-5                                                             16,642       1,132          725          50
Total net increase
   (decrease)                                                    $ 9,607,286     658,981  $ 1,067,824      73,961

Year ended July 31, 2002
Class A                                                          $ 4,014,525     254,045  $ 1,046,600      66,915
Class B                                                              667,318      42,284       23,902       1,531
Class C                                                              623,811      39,565       14,509         930
Class F                                                              168,245      10,662        4,063         259
Class 529-A                                                           26,537       1,683          265          17
Class 529-B                                                            7,163         454           59           4
Class 529-C                                                           13,275         838          119           8
Class 529-E                                                            1,093          70            7          -*
Class R-1                                                                176          12            -           -
Class R-2                                                                995          68            1          -*
Class R-3                                                              1,090          73            1          -*
Class R-4                                                                  1          -*            -           -
Class R-5                                                             23,743       1,540          135           9
Total net increase
   (decrease)                                                    $ 5,547,972     351,294  $ 1,089,661      69,673



Share class(1)                                                       Repurchases(2)             Net increase
                                                                     Amount      Shares       Amount      Shares
Year ended July 31, 2003
Class A                                                         $ (2,760,616)  (191,744) $ 4,771,755     325,089
Class B                                                            (129,263)     (9,017)   1,100,041      75,700
Class C                                                            (137,562)     (9,593)   1,136,163      77,935
Class F                                                             (70,421)     (4,829)     289,519      19,788
Class 529-A                                                          (2,178)       (150)      62,762       4,322
Class 529-B                                                            (396)        (28)      19,461       1,342
Class 529-C                                                          (1,486)       (101)      29,012       1,999
Class 529-E                                                             (97)         (7)       3,878         267
Class 529-F                                                              (3)         (1)         736          50
Class R-1                                                              (341)        (23)       1,940         133
Class R-2                                                            (7,638)       (525)      48,043       3,296
Class R-3                                                           (17,958)     (1,245)      52,661       3,595
Class R-4                                                            (2,651)       (187)      11,162         794
Class R-5                                                            (2,172)       (148)      15,195       1,034
Total net increase
   (decrease)                                                   $ (3,132,782)  (217,598) $ 7,542,328     515,344

Year ended July 31, 2002
Class A                                                         $ (2,441,845)  (156,045) $ 2,619,280     164,915
Class B                                                             (58,671)     (3,834)     632,549      39,981
Class C                                                             (49,716)     (3,273)     588,604      37,222
Class F                                                             (23,525)     (1,521)     148,783       9,400
Class 529-A                                                            (136)         (8)      26,666       1,692
Class 529-B                                                             (64)         (4)       7,158         454
Class 529-C                                                            (130)         (9)      13,264         837
Class 529-E                                                             (10)         -*        1,090          70
Class R-1                                                                (1)         -*          175          12
Class R-2                                                               (87)         (6)         909          62
Class R-3                                                               (30)         (2)       1,061          71
Class R-4                                                                 -           -            1          -*
Class R-5                                                              (424)        (26)      23,454       1,523
Total net increase
   (decrease)                                                   $ (2,574,639)  (164,728) $ 4,062,994     256,239


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2003, the total value of restricted securities was $2,567,017,000, which represents 8.40% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $15,179,573,000 and $6,194,206,000, respectively, during the year ended July 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2003, the custodian fee of $1,391,000 includes $93,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)


                                                                                        Income (loss)
                                                                                from investment operations(2)

                                                                                            Net gains
                                                                                          (losses) on
                                                                  Net asset                securities
                                                                    value,          Net         (both   Total from
                                                                  beginning  investment  realized and   investment
                                                                  of period      income    unrealized)  operations
Class A:
 Year ended 7/31/2003                                               $14.49         $.72        $.98       $1.70
 Year ended 7/31/2002                                                16.44          .74       (1.73)       (.99)
 Year ended 7/31/2001                                                15.43          .83        1.46        2.29
 Year ended 7/31/2000                                                17.51          .88       (1.28)       (.40)
 Year ended 7/31/1999                                                18.25          .88         .45        1.33
Class B:
 Year ended 7/31/2003                                                14.42          .61         .97        1.58
 Year ended 7/31/2002                                                16.39          .61       (1.73)      (1.12)
 Year ended 7/31/2001                                                15.39          .72        1.46        2.18
 Period from 3/15/2000 to 7/31/2000                                  14.93          .24         .41         .65
Class C:
 Year ended 7/31/2003                                                14.41          .59         .97        1.56
 Year ended 7/31/2002                                                16.37          .59       (1.71)      (1.12)
 Period from 3/15/2001 to 7/31/2001                                  15.85          .21         .48         .69
Class F:
 Year ended 7/31/2003                                                14.47          .71         .97        1.68
 Year ended 7/31/2002                                                16.44          .71       (1.73)      (1.02)
 Period from 3/15/2001 to 7/31/2001                                  15.89          .27         .48         .75
Class 529-A:
 Year ended 7/31/2003                                                14.48          .71         .97        1.68
 Period from 2/15/2002 to 7/31/2002                                  15.76          .31       (1.20)       (.89)
Class 529-B:
 Year ended 7/31/2003                                                14.46          .58         .97        1.55
 Period from 2/19/2002 to 7/31/2002                                  15.63          .25       (1.06)       (.81)
Class 529-C:
 Year ended 7/31/2003                                                14.46          .58         .97        1.55
 Period from 2/19/2002 to 7/31/2002                                  15.63          .25       (1.06)       (.81)
Class 529-E:
 Year ended 7/31/2003                                                14.47          .66         .96        1.62
 Period from 2/25/2002 to 7/31/2002                                  15.81          .27       (1.23)       (.96)
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                                  14.11          .60        1.24        1.84
Class R-1:
 Year ended 7/31/2003                                                14.47          .60         .96        1.56
 Period from 6/17/2002 to 7/31/2002                                  15.65          .06       (1.24)      (1.18)
Class R-2:
 Year ended 7/31/2003                                                14.48          .59         .95        1.54
 Period from 5/31/2002 to 7/31/2002                                  16.26          .09       (1.69)      (1.60)
Class R-3:
 Year ended 7/31/2003                                                14.48          .65         .98        1.63
 Period from 6/4/2002 to 7/31/2002                                   16.09          .09       (1.51)      (1.42)
Class R-4:
 Year ended 7/31/2003                                                14.49          .70         .98        1.68
 Period from 6/27/2002 to 7/31/2002                                  15.25          .08        (.84)       (.76)
Class R-5:
 Year ended 7/31/2003                                                14.49          .75         .98        1.73
 Period from 5/15/2002 to 7/31/2002                                  16.31          .15       (1.77)      (1.62)




                                                                  Dividends(and distributions


                                                            Dividends
                                                            (from net Distributions         Total    Net asset
                                                           investment (from capital dividends and   value, end
                                                              income)        gains) distributions    of period
Class A:
 Year ended 7/31/2003                                          $(.73)      $(.02)         $(.75)        $15.44
 Year ended 7/31/2002                                           (.80)       (.16)          (.96)         14.49
 Year ended 7/31/2001                                           (.80)       (.48)         (1.28)         16.44
 Year ended 7/31/2000                                           (.87)       (.81)         (1.68)         15.43
 Year ended 7/31/1999                                           (.88)      (1.19)         (2.07)         17.51
Class B:
 Year ended 7/31/2003                                           (.62)       (.02)          (.64)         15.36
 Year ended 7/31/2002                                           (.69)       (.16)          (.85)         14.42
 Year ended 7/31/2001                                           (.70)       (.48)         (1.18)         16.39
 Period from 3/15/2000 to 7/31/2000                             (.19)          -           (.19)         15.39
Class C:
 Year ended 7/31/2003                                           (.61)       (.02)          (.63)         15.34
 Year ended 7/31/2002                                           (.68)       (.16)          (.84)         14.41
 Period from 3/15/2001 to 7/31/2001                             (.17)          -           (.17)         16.37
Class F:
 Year ended 7/31/2003                                           (.71)       (.02)          (.73)         15.42
 Year ended 7/31/2002                                           (.79)       (.16)          (.95)         14.47
 Period from 3/15/2001 to 7/31/2001                             (.20)          -           (.20)         16.44
Class 529-A:
 Year ended 7/31/2003                                           (.72)       (.02)          (.74)         15.42
 Period from 2/15/2002 to 7/31/2002                             (.39)          -           (.39)         14.48
Class 529-B:
 Year ended 7/31/2003                                           (.63)       (.02)          (.65)         15.36
 Period from 2/19/2002 to 7/31/2002                             (.36)          -           (.36)         14.46
Class 529-C:
 Year ended 7/31/2003                                           (.60)       (.02)          (.62)         15.39
 Period from 2/19/2002 to 7/31/2002                             (.36)          -           (.36)         14.46
Class 529-E:
 Year ended 7/31/2003                                           (.67)       (.02)          (.69)         15.40
 Period from 2/25/2002 to 7/31/2002                             (.38)          -           (.38)         14.47
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                             (.51)       (.02)          (.53)         15.42
Class R-1:
 Year ended 7/31/2003                                           (.62)       (.02)          (.64)         15.39
 Period from 6/17/2002 to 7/31/2002                                -           -              -          14.47
Class R-2:
 Year ended 7/31/2003                                           (.64)       (.02)          (.66)         15.36
 Period from 5/31/2002 to 7/31/2002                             (.18)          -           (.18)         14.48
Class R-3:
 Year ended 7/31/2003                                           (.68)       (.02)          (.70)         15.41
 Period from 6/4/2002 to 7/31/2002                              (.19)          -           (.19)         14.48
Class R-4:
 Year ended 7/31/2003                                           (.72)       (.02)          (.74)         15.43
 Period from 6/27/2002 to 7/31/2002                                -           -              -          14.49
Class R-5:
 Year ended 7/31/2003                                           (.76)       (.02)          (.78)         15.44
 Period from 5/15/2002 to 7/31/2002                             (.20)          -           (.20)         14.49






                                                                         Net    Ratio of        Ratio of
                                                                 assets, end    expenses      net income
                                                         Total     of period  to average      to average
                                                      return(3) (in millions) net assets      net assets
Class A:
 Year ended 7/31/2003                                   12.18%     $25,891         .61%           4.98%
 Year ended 7/31/2002                                    (6.35)     19,585          .61            4.66
 Year ended 7/31/2001                                    15.53      19,519          .62            5.18
 Year ended 7/31/2000                                    (2.08)     18,102          .63            5.52
 Year ended 7/31/1999                                     7.79      23,012          .59            4.99
Class B:
 Year ended 7/31/2003                                    11.37       2,015         1.39            4.17
 Year ended 7/31/2002                                    (7.14)        800         1.37            3.88
 Year ended 7/31/2001                                    14.77         254         1.38            4.15
 Period from 3/15/2000 to 7/31/2000                       4.33          29          .52            1.73
Class C:
 Year ended 7/31/2003                                    11.23       1,850         1.48            4.07
 Year ended 7/31/2002                                    (7.17)        614         1.48            3.77
 Period from 3/15/2001 to 7/31/2001                       4.35          89          .62            1.28
Class F:
 Year ended 7/31/2003                                    12.11         471          .72            4.83
 Year ended 7/31/2002                                    (6.56)        156          .73            4.52
 Period from 3/15/2001 to 7/31/2001                       4.71          22          .31            1.58
Class 529-A:
 Year ended 7/31/2003                                    12.10          93          .68            4.87
 Period from 2/15/2002 to 7/31/2002                      (5.83)         24          .37            2.02
Class 529-B:
 Year ended 7/31/2003                                    11.10          28         1.60            3.95
 Period from 2/19/2002 to 7/31/2002                      (5.40)          7          .71            1.62
Class 529-C:
 Year ended 7/31/2003                                    11.10          44         1.59            3.96
 Period from 2/19/2002 to 7/31/2002                      (5.40)         12          .70            1.63
Class 529-E:
 Year ended 7/31/2003                                    11.66           5         1.06            4.48
 Period from 2/25/2002 to 7/31/2002                      (6.24)          1          .45            1.79
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                      13.38           1          .81 (5)        4.68
Class R-1:
 Year ended 7/31/2003                                    11.19           2         1.50 (6)        4.02
 Period from 6/17/2002 to 7/31/2002                      (7.54)          - (4)      .18 (6)         .42
Class R-2:
 Year ended 7/31/2003                                    11.12          52         1.46 (6)        4.02
 Period from 5/31/2002 to 7/31/2002                      (9.95)          1          .24 (6)         .66
Class R-3:
 Year ended 7/31/2003                                    11.68          56         1.08 (6)        4.42
 Period from 6/4/2002 to 7/31/2002                       (8.90)          1          .17 (6)         .61
Class R-4:
 Year ended 7/31/2003                                    12.07          12          .72 (6)        4.81
 Period from 6/27/2002 to 7/31/2002                      (4.98)          - (4)      .03 (6)         .52
Class R-5:
 Year ended 7/31/2003                                    12.43          39          .40            5.17
 Period from 5/15/2002 to 7/31/2002                      (9.99)         22          .09             .97






                                                            Year ended July 31


Supplemental data - all classes            2003            2002      2001        2000     1999

Portfolio turnover rate                     28%             36%       44%         35%      44%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent 'deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been 1.92%, 1.81% and 1.12% for classes R-1, R-2 and R-3,respectively, during the year ended July 31, 2003, and .32%, .29%, .19% and 5.11% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended July 31, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the year ended July 31, 2003.



INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 5, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2003, the fund paid a long-term capital gain distribution of $33,634,000.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 33% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 26% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                              October 1, 2003
                      (as amended March 1, 2004)

This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated October 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94120
                                 (415) 421-9360

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       27
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       37
General Information . . . . . . . . . . . . . . . . . . . . . . . .       38
Class A Share Investment Results and Related Statistics . . . . . .       40
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43
Financial Statements




                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the S&P 500 Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion


                      The Income Fund of America - Page 2
at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                      The Income Fund of America - Page 3

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stocks, and other securities may sometimes be converted into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the United States may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline


                      The Income Fund of America - Page 4
in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


There is no current intent to engage in this investment practice over the next 12 months.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve some form of federal sponsorship: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae securities) or the issuer (in the case of Fannie Mae and Freddie Mac securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                      The Income Fund of America - Page 5

"Collateralized mortgage obligations" ("CMOs") are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts ("REITs"), which are pooled investment vehicles that primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies,


                      The Income Fund of America - Page 6
transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH  AND  CASH  EQUIVALENTS  -  These  include:  (i)  commercial  paper  (e.g., short-term  notes  up  to  nine  months  in  maturity  issued  by  corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the


                      The Income Fund of America - Page 7
commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2003 and 2002 were 28% and 36%, respectively. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.


                      The Income Fund of America - Page 8

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend to engage in an ongoing or regular securities lending program.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the SEC.


                      The Income Fund of America - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                        NUMBER OF BOARDS
                     POSITION      ELECTED                                           WITHIN THE FUND
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING    COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS               DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox              7            Crompton Corporation
 Age: 66                                         Investments LP; Professor,
                                                 University of California;
                                                 retired President and Chief
                                                 Executive Officer, Foster Farms
                                                 (poultry producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-Founder, VentureThink LLC               6            None
 Age: 55                                         (develops and manages
                                                 e-commerce businesses) and
                                                 Versura Inc. (education loan
                                                 exchange); former Treasurer,
                                                 The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie       Director       2003        Business Consultant; former                2            None
 Age: 66                                         President, Sequoia Associates
                                                 LLC (investment firm
                                                 specializing in medium-size
                                                 buyouts); former Vice Chairman,
                                                 Gap Inc. (specialty apparel
                                                 retailing); and former
                                                 Chairman, The Epic Team
                                                 (premium bicycles and
                                                 accessories under brand name of
                                                 Specialized)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,              8            iStar Financial, Inc.;
 Age: 66                                         Graduate School of Business,                            Plum Creek Timber Co.;
                                                 Stanford University                                     Scholastic Corporation;
                                                                                                         Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Luis G. Nogales      Director       2002        President, Nogales Partners and            2            Arbitron, Inc.; Edison
 Age: 59                                         Managing Director, Nogales                              International; K-B Home;
                                                 Investors, LLC (private equity                          Kaufman & Broad, S.A.
                                                 fund)
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen                2            None
 Age: 62                                         Consultancy, LLC (consulting
                                                 services to charitable
                                                 organizations, pension funds
                                                 and other financial management
                                                 companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        Chairman of the Board and                  5            None
 Age: 68                                         President Emeritus, Keck
                                                 Graduate Institute of Applied
                                                 Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate                6            Crompton Corporation;
 Age: 69                                         director; lecturer, Department                          First Energy Corporation;
                                                 of Molecular Biology, Princeton                         National Life Holding Co.
                                                 University
-----------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST            PAST 5 YEARS AND
                                       ELECTED               POSITIONS HELD            NUMBER OF BOARDS
                       POSITION       A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH            HELD
   NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND               DIRECTOR SERVES          BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho      President          1997        Director, Capital Research and            1            None
 Age: 49                                             Management Company; President
                                                     and Director, Capital Research
                                                     Company*; Director, Capital
                                                     International, Inc.*;
                                                     Director, The Capital Group
                                                     Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Janet A. McKinley    Chairman of        1994        Senior Vice President and                 1            None
 Age: 48              the Board                      Director, Capital Research and
                                                     Management Company; Senior
                                                     Vice President, Capital
                                                     Research Company*
-----------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 11

                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler   Senior Vice President           1993          Senior Vice President, Capital Research Company*
 Age: 61
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.            Senior Vice President           1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 73
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,      Senior Vice President           1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 54                                                           Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry       Senior Vice President           1994          Senior Vice President, Capital Research and Management
 Age: 57                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum   Vice President                  1998          Senior Vice President, Capital Research Company*
 Age: 42
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay    Vice President                  1998          Senior Vice President and Director, Capital Research and
 Age: 46                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet        Vice President                  1994          Senior Vice President, Capital Research and Management
 Age: 47                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan     Secretary                       1986          Vice President - Fund Business Management Group, Capital
 Age: 45                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe     Treasurer                       2000          Vice President - Fund Business Management Group, Capital
 Age: 36                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould     Assistant Treasurer             1999          Vice President - Fund Business Management Group, Capital
 Age: 49                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Income Fund of America - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2002


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie/2/             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Luis G. Nogales             $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Darcy B. Kopcho             $50,001 - $100,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Janet A. McKinley             Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Elected effective August 15, 2003; value of fund shares owned are as of that date.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2003

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays annual fees of $20,000 to Directors who are not affiliated with the investment adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


                      The Income Fund of America - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox/3/                $33,430                          $200,000
------------------------------------------------------------------------------------------
 Leonade D. Jones/3/             $34,150                          $173,540
------------------------------------------------------------------------------------------
 John M. Lillie/4/                  None                              None
------------------------------------------------------------------------------------------
 John G. McDonald/3/             $33,380                          $275,000
------------------------------------------------------------------------------------------
 Luis G. Nogales/3/              $24,500                          $ 50,250
------------------------------------------------------------------------------------------
 James K. Peterson               $33,750                          $ 62,500
------------------------------------------------------------------------------------------
 Henry E. Riggs/3/               $30,250                          $112,000
------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/            $33,000                          $165,000
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2003 fiscal year for participating Directors is as follows: Robert A. Fox ($365,634), Leonade D. Jones ($75,014), John G. McDonald ($342,014), Luis G.
  Nogales ($22,337), Henry E. Riggs ($333,734) and Patricia K. Woolf ($52,455). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective August 15, 2003.

As of September 1, 2003, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on December 16, 1983. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


                      The Income Fund of America - Page 15

Members of the Board who are not employed by the Investment Adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail statement of additional information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, Luis G. Nogales and James K. Peterson, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. Two Audit Committee meetings were held during the 2003 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, Luis G. Nogales, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment


                      The Income Fund of America - Page 16

Adviser or the Investment Adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2003 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Five Nominating Committee meetings were held during the 2003 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the


                      The Income Fund of America - Page 17
outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement, the Committee gave consideration to a wide variety of factors, including, among others, the investment results of the fund; the relatively low advisory fees and expense ratios when compared to comparable funds; the strength, reputation, quality and depth of experience of the Investment Adviser and its investment and support personnel; the various management and administrative services provided by the Investment Adviser to the fund; and the financial results of the Investment Adviser as a result of its management of the fund. The Committee's action reflects the members' belief that, overall the shareholders of the fund have received reasonable value for the various fees and expenses incurred by the fund.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion


                      The Income Fund of America - Page 18
but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $32 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.24%, 0.26%, 0.28%, 0.31% and 0.33%
of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2003, the investment adviser received $37,340,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $30,785,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $68,125,000. For the fiscal years ended 2002 and 2001, management fees paid by the fund amounted to $57,695,000 and $53,957,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser agreed to pay a portion of these fees. For the year ended July 31, 2003, the total fees paid by the Investment Adviser were $85,000.


                      The Income Fund of America - Page 19

As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the 2003 fiscal period, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $ 2,000
-----------------------------------------------------------------------------------------
                   CLASS R-2                                       83,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                       67,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                       13,000
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       31,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2003            $28,544,000        $132,618,000
                                                 2002             16,081,000          73,611,000
                                                 2001              6,320,000          28,449,000
----------------------------------------------------------------------------------------------------



                      The Income Fund of America - Page 20

The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of July 31, 2003, there were no unreimbursed expenses subject to reimbursement under the Plan for Class A or 529-A shares.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



                      The Income Fund of America - Page 21

For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $50,667,000                 $6,849,000
------------------------------------------------------------------------------
       CLASS R-1                      9,000                      3,000
------------------------------------------------------------------------------
       CLASS R-2                    150,000                     55,000
------------------------------------------------------------------------------
       CLASS R-3                    117,000                     39,000
------------------------------------------------------------------------------
       CLASS R-4                     19,000                      5,000
------------------------------------------------------------------------------




OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.

As of January 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

         1717 Capital Management Company
         A. G. Edwards & Sons, Inc.
         AIG/SunAmerica Group
         American General/Franklin Financial
         Ameritas/The Advisors Group
         AXA Advisors, LLC
         Baird/NMIS Group
         Cadaret, Grant & Co., Inc.
         Cambridge Investment Research, Inc.
         Capital Analysts, Inc.
         Commonwealth Financial Network
         Cuna Brokerage Services, Inc.
         Deutsche Bank Securities Inc.
         Edward Jones
         Ferris, Baker Watts, Inc.
         GE Independent Accountant Network
         Hefren-Tillotson, Inc.
         Hornor, Townsend & Kent, Inc.
         ING Advisors Network
         InterSecurities, Inc.
         Investacorp, Inc.
         Janney Montgomery Scott LLC
         Jefferson Pilot Securities Corporation
         JJB Hilliard/PNC Bank
         Legg Mason Wood Walker, Inc.
         Lincoln Financial Advisors Corporation
         Linsco/Private Ledger Corp.
         McDonald Investments/Society National Bank
         Merrill Lynch, Pierce, Fenner & Smith Inc.
         Metlife Enterprises
         MML Investors Services, Inc.
         Morgan Keegan & Company, Inc.
         NatCity Investment, Inc.
         National Planning Holdings
         NFP Securities, Inc.
         PacLife Group
         Park Avenue Securities LLC
         Princor/PPI
         ProEquities, Inc.
         Raymond James Group
         RBC Dain Rauscher Inc.
         Securian/C.R.I.
         Securities Service Network Inc.
         Signator Investors, Inc.
         Smith Barney
         Stifel, Nicolaus & Company, Inc.
         The O.N. Equity Sales Company
         UBS Financial Services Inc.
         US Bancorp Piper Jaffray Group
         Wachovia Group
         WS Griffith Securities, Inc.




                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation,


                      The Income Fund of America - Page 22
generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a retirement plan or education saving account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease


                      The Income Fund of America - Page 23
     the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the


                      The Income Fund of America - Page 24
     extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate (maximum 20% for capital gains realized by the fund prior to May 6, 2003), will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS - Mutual fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend". The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a "qualified dividend". If a shareholder meets the requisite holding period requirement, "qualified dividends" are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS - Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders. Regardless of the length of time the shares of the fund have been held by such shareholders, the portion of a capital gain distribution realized by the fund prior to May 6, 2003 is subject to a maximum tax rate of


                      The Income Fund of America - Page 25

     20%, while the portion of a capital gain distribution realized by the fund after May 5, 2003 is subject to a maximum tax rate of 15%. The fund will report on Form 1099-DIV the portion of the overall capital gain distribution that is taxable to individual shareholders at the maximum 20% rate. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax


                      The Income Fund of America - Page 26
consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays


                      The Income Fund of America - Page 27
relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.
 Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                      The Income Fund of America - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of the American Funds are set forth below. The money market funds of the American Funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge.


The following investments are not subject to any initial sales charge if American Funds Service Company is notified:


     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and


                      The Income Fund of America - Page 29

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares. Such plans may invest only in Class R shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or


                      The Income Fund of America - Page 30
retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


                      The Income Fund of America - Page 31

For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                      The Income Fund of America - Page 32
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.


                      The Income Fund of America - Page 33

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the current value of your investment in American Legacy Retirement Investment Plan. Direct purchases of the money market funds are excluded.


                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment


                      The Income Fund of America - Page 34
dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to its oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


                      The Income Fund of America - Page 35

The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


                      The Income Fund of America - Page 36

While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS


The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.




Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001, amounted to $40,825,000, $28,054,000 and $24,905,000, respectively. The volume of trading activity increased during the year, resulting in an increase in brokerage commissions and dealer concessions paid on portfolio transactions.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer activities. A regular broker-dealer is: (1) one of the ten broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (2) one of the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (3) one of the ten broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year. During the fund's most recent fiscal year, the fund held equity securities of Bank of America Corp. in the amount of $163,365,000, J.P. Morgan Chase & Co. in the amount of $346,995,000 and Wachovia Corp. in the amount of $174,760,000 and debt securities of Bank of America Corp. in the amount of $9,664,000, Citigroup Inc. in the amount of $4,939,000, Credit



                      The Income Fund of America - Page 37

Suisse First Boston, Inc. in the amount of $8,397,000 and J.P. Morgan Chase & Co. in the amount of $83,492,000.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $16,684,000 for Class A shares for the 2003 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.



PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public


                      The Income Fund of America - Page 38
offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at www.americanfunds.com.


                      The Income Fund of America - Page 39

     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2003

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.44
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.38


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 3.61% based on a 30-day (or one month) period ended July 31, 2003, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.


                      The Income Fund of America - Page 40
             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended July 31, 2003 were 5.76%, 3.84% and 8.88%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended July 31, 2003 were 12.18%, 5.08% and 9.52%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor,
------  -------  ----------------------


                      The Income Fund of America - Page 41

Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The
-------------------------------------  -----  --------------------------     ---
Wall Street Journal.
-------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).





                      The Income Fund of America - Page 42

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                      The Income Fund of America - Page 43

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


                      The Income Fund of America - Page 44

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C

"A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Income Fund of America - Page 45


THE PORTFOLIO AT A GLANCE

7/31/2003

[begin pie chart]

                                                                      Percent
                                                                       of net
Investment portfolio                                                   assets

U.S. equity-type securities                                              46.4 %
Non-U.S. equity-type securities                                          17.0
U.S. Treasury & agency obligations                                        6.2
Other fixed-income securities                                            25.7
Cash & equivalents                                                        4.7

[end pie chart]


                                                                      Percent
                                                                       of net
Five largest industries in equity-type holdings                        assets

Commercial banks                                                          6.0 %
Oil & gas                                                                 4.6
Electric utilities                                                        4.1
Real estate                                                               3.8
Diversified Telecommunication services                                    3.7



                                                                      Percent
                                                                       of net
Ten largest equity-type holdings                                       assets

FleetBoston Financial                                                     1.7 %
Weyerhaeuser                                                              1.3
Bristol-Myers Squibb                                                      1.3
Dow Chemical                                                              1.3
SBC Communications                                                        1.3
J.P. Morgan Chase                                                         1.1
Royal Dutch Petroleum/"Shell" Transport and Trading                       1.1
Societe Generale                                                          0.9
General Electric                                                          0.9
General Motors                                                            0.9


July 31, 2002

[begin pie chart]
                                                Percent
                                                 of net
Investment portfolio                             assets
U.S. equity-type securities                       44.1%
Non-U.S. equity-type securities                     13.7
U.S. Treasury & agency obligations                   4.9
Other fixed-income securities                       22.7
Cash & equivalents                                  14.6
[end pie chart]




                                                             Percent
                                                              of net
FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS               assets

Banks                                                           4.3%
Electric utilities                                              4.3
Real estate                                                     4.2
Oil & gas                                                       4.1
Diversified telecommunication services                          3.5



                                                            Percent
                                                             of net
TEN LARGEST EQUITY-TYPE HOLDINGS                             assets

Ford Motor Co. Capital Trust                                   1.6%
Weyerhaeuser                                                   1.3
J.P. Morgan Chase                                              1.1
R.J. Reynolds Tobacco Holdings                                 1.1
PACCAR                                                         1.0
Royal Dutch Petroleum/
"Shell" Transport and Trading                                  1.0
Philip Morris                                                  1.0
May Department Stores                                           .9
Wachovia                                                        .9
General Motors                                                  .9



Investment portfolio

July 31, 2003



                                                                                            Shares          Market      Percent
                                                                                      or principal           value       of net
Equity securities                                                                           amount            (000)      assets

COMMERCIAL BANKS  -  5.97%
FleetBoston Financial Corp.                                                             16,973,000     $   527,691        1.73%
Societe Generale                                                                         4,116,600         288,420          .94
Wachovia Corp.                                                                           4,000,000         174,760          .57
Bank of America Corp.                                                                    1,978,500         163,365          .53
Comerica Inc.                                                                            2,240,000         108,595          .36
Bank of Nova Scotia                                                                      2,400,000         102,913          .34
Svenska Handelsbanken Group, Class A                                                     5,400,000          86,555          .28
Westpac Banking Corp.                                                                    7,718,661          83,027          .27
Commonwealth Bank of Australia                                                           4,190,090          80,998          .27
PNC Financial Services Group, Inc.                                                       1,650,000          80,767          .26
ABN AMRO Holding NV                                                                      3,535,701          67,820          .22
Lloyds TSB Group PLC                                                                     4,425,000          34,333          .11
NB Capital Corp. 8.35% exchangeable preferred depositary shares                            520,000          14,378          .05
HBOS PLC                                                                                   920,000          11,454          .04
                                                                                                         1,825,076         5.97

OIL & GAS  -  4.57%
Royal Dutch Petroleum Co. (New York registered)                                          4,195,000         182,818
"Shell" Transport and Trading Co., PLC                                                  17,475,000         109,340
"Shell" Transport and Trading Co., PLC (ADR)                                               763,900          28,944         1.05
ChevronTexaco Corp.                                                                      3,200,000         230,752          .76
Marathon Oil Corp.                                                                       8,735,000         224,839          .74
Sunoco, Inc.                                                                             3,800,000         140,600          .46
ConocoPhillips                                                                           2,300,000         120,382          .39
ENI SpA                                                                                  6,910,000         101,773          .33
Unocal Corp.                                                                             3,200,000          93,728          .31
Exxon Mobil Corp.                                                                        2,080,000          74,006          .24
Occidental Petroleum Corp.                                                               2,000,000          65,380          .21
Husky Energy Inc.                                                                        1,920,000          25,379          .08
                                                                                                         1,397,941         4.57

ELECTRIC UTILITIES  -  4.07%
Dominion Resources, Inc.                                                                 2,840,000         170,684
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                       451,000 units          25,324          .64
Ameren Corp.                                                                             4,660,300         194,614          .64
E.ON AG                                                                                  3,690,000         190,820          .63
Consolidated Edison, Inc.                                                                4,250,000         168,767          .55
American Electric Power Co., Inc.                                                        4,706,300         132,059
American Electric Power Co., Inc. 9.25% convertible preferred 2005                         460,000          21,344          .50
Scottish Power PLC                                                                      22,513,600         131,282          .43
DTE Energy Co.                                                                           3,565,000         127,306          .42
Progress Energy, Inc.                                                                      911,924          37,152          .12
FPL Group, Inc.                                                                            405,000          24,976          .08
TXU Corp., Series C, 8.75% convertible preferred 2004                                585,000 units          18,691          .06
                                                                                                         1,243,019         4.07

REAL ESTATE  -  3.75%
Equity Residential                                                                       5,135,000         143,266
Equity Residential, Series G, 7.25% convertible preferred depositary shares                600,000          15,516          .52
Health Care Property Investors, Inc.                                                     2,492,900         109,264          .36
Boston Properties, Inc.                                                                  2,195,000          95,022          .31
Kimco Realty Corp.                                                                       2,280,000          93,320          .31
Developers Diversified Realty Corp.                                                      3,100,000          92,070          .30
Weingarten Realty Investors                                                              2,107,500          91,360          .30
Hang Lung Properties Ltd.                                                               70,000,000          73,601          .24
Equity Office Properties Trust                                                           2,475,000          68,656          .22
Sun Hung Kai Properties Ltd.                                                             7,230,000          42,923          .14
Nationwide Health Properties, Inc.                                                       2,000,000          34,240
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
  step-up premium rate                                                                      50,000           3,658          .12
Plum Creek Timber Co., Inc.                                                              1,370,000          37,209          .12
Regency Realty Corp.                                                                       800,000          29,104          .10
iStar Financial, Inc.                                                                      800,000          29,000          .09
ProLogis, Series D, 7.92% preferred                                                      1,060,000          26,850          .09
AMB Property Corp.                                                                         895,000          25,149          .08
Unibail Holding                                                                            280,000          21,002          .07
Archstone-Smith Trust                                                                      777,000          20,085          .07
Hysan Development Co. Ltd.                                                              21,001,854          17,908          .06
Hang Lung Group Ltd.                                                                    17,400,000          16,064          .05
CenterPoint Properties Corp.                                                               240,000          15,264          .05
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate               300,000          15,197          .05
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares              400,000          10,600          .04
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium
  rate                                                                                     200,000          10,556          .03
New Plan Realty Trust, Series D, 7.80% preferred cumulative step-up premium rate           112,500           5,439          .02
FelCor Lodging Trust Inc.                                                                  450,000           4,027          .01
                                                                                                         1,146,350         3.75

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.69%
SBC Communications Inc.                                                                 16,300,000         380,768         1.25
AT&T Corp.                                                                               7,917,000         168,315          .55
BCE Inc.                                                                                 5,736,706         127,125          .41
Telefonos de Mexico, SA de CV, Class L (ADR)                                             3,600,000         111,096          .36
ALLTEL Corp. 7.75% 2005                                                            1,830,000 units          87,840          .29
Deutsche Telekom AG  (1)                                                                 5,000,000          76,131          .25
Verizon Communications Inc.                                                              2,000,000          69,720          .23
Swisscom AG                                                                                222,200          61,785          .20
CenturyTel, Inc. 6.875% ACES 2005                                                  1,550,000 units          42,904          .14
Netia Holdings SA  (1)                                                                   2,459,749           2,268          .01
NTL Inc.  (1)                                                                                  100               4          .00
Allegiance Telecom, Inc., warrants, expire 2008  (1) (2)  (3)                               20,000               2          .00
NTL Europe, Inc., Series A, 10.00% preferred 2023                                              100               0          .00
GT Group Telecom Inc., warrants, expire 2010   (1) (2) (3)                                  15,000               0          .00
XO Communications, Inc. 14.00% preferred 2009 (1)  (4)                                          12               0          .00
                                                                                                         1,127,958         3.69

FOOD PRODUCTS  -  3.21%
Sara Lee Corp.                                                                          15,000,000         280,350          .92
H.J. Heinz Co.                                                                           5,175,000         176,260          .58
Unilever NV (New York registered)                                                        2,780,000         157,014          .51
General Mills, Inc.                                                                      3,115,000         142,885          .47
Kellogg Co.                                                                              3,475,000         119,297          .39
ConAgra Foods, Inc.                                                                      4,550,000         102,511          .33
Unilever PLC                                                                               250,000           2,050          .01
                                                                                                           980,367         3.21

PHARMACEUTICALS  -  3.20%
Bristol-Myers Squibb Co.                                                                15,250,000         399,550         1.31
Schering-Plough Corp.                                                                   10,400,000         176,592          .58
Eli Lilly and Co.                                                                        1,600,000         105,344          .34
Merck & Co., Inc.                                                                        1,585,000          87,619          .29
Sepracor Inc. 5.00% convertible subordinated debentures 2007                         $  31,000,000          28,559
Sepracor Inc. 5.75% convertible notes 2006 (2)                                       $  23,570,000          22,185
Sepracor Inc. 5.75% convertible notes 2006                                            $  7,430,000           6,993          .19
AstraZeneca PLC                                                                          1,300,000          52,529          .17
UCB NV                                                                                   1,638,913          40,111          .13
Wyeth                                                                                      725,000          33,045          .11
Pfizer Inc                                                                                 560,000          18,682          .06
Elan Finance Corp. Ltd. 0% convertible notes 2018                                    $  12,000,000           6,660          .02
                                                                                                           977,869         3.20

PAPER & FOREST PRODUCTS  -  2.82%
Weyerhaeuser Co.                                                                         7,152,000         402,586         1.32
International Paper Co.                                                                  4,839,640         189,327
International Paper Co., Capital Trust 5.25% convertible preferred 2025                    400,000          20,000          .68
UPM-Kymmene Corp.                                                                        8,600,000         140,319          .46
Stora Enso Oyj, Class R                                                                  3,864,275          48,547          .16
MeadWestvaco Corp.                                                                       1,400,000          33,894          .11
Holmen AB, Class B                                                                         942,900          27,009          .09
                                                                                                           861,682         2.82

INSURANCE  -  2.63%
St. Paul Companies, Inc.                                                                 2,707,400          95,219
St. Paul Companies, Inc., Series E, 9.00% 2005                                       600,000 units          39,528          .44
Allstate Corp.                                                                           3,035,000         115,421          .38
SAFECO Corp.                                                                             2,300,000          85,629          .28
XL Capital Ltd., Class A                                                                 1,015,000          80,692          .26
Chubb Corp. 7.00% convertible preferred 2005                                       1,800,000 units          48,834
Chubb Corp.                                                                                400,000          25,920          .25
UnumProvident Corp. 8.25%, ACES convertible 2006                                   2,075,000 units          63,080          .21
Lincoln National Corp.                                                                   1,500,000          56,010          .18
Arthur J. Gallagher & Co.                                                                2,050,000          54,386          .18
American Financial Group, Inc.                                                           1,742,300          39,899          .13
American International Group, Inc.                                                         492,150          31,596          .10
Mercury General Corp.                                                                      500,000          23,300          .08
Irish Life & Permanent PLC                                                               1,791,800          19,732          .06
Royal & Sun Alliance Insurance Group PLC                                                 6,080,200          14,822          .05
ACE Ltd., Series C, preferred depositary shares                                            360,000           9,054          .03
                                                                                                           803,122         2.63

CHEMICALS  -  2.49%
Dow Chemical Co.                                                                        11,300,000         398,890         1.30
DSM NV                                                                                   3,072,005         137,735          .45
E.I. du Pont de Nemours and Co.                                                          2,700,000         118,638          .39
Lyondell Chemical Co.                                                                    7,050,000         105,538          .35
                                                                                                           760,801         2.49

MACHINERY  -  2.05%
Caterpillar Inc.                                                                         3,310,000         223,326          .73
Volvo AB, Class B                                                                        5,727,700         140,330          .46
Cummins Inc.                                                                             1,600,000          74,128
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                             244,000          14,731
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                        178,000          10,747          .33
Deere & Co.                                                                              1,590,000          80,740          .26
Pentair, Inc.                                                                            1,066,100          43,017          .14
Federal Signal Corp.                                                                     1,200,000          23,940          .08
Metso Oyj                                                                                1,779,998          16,962          .05
                                                                                                           627,921         2.05

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.48%
Solectron Corp. 0% LYON convertible notes 2020                                       $ 243,600,000         137,025
Solectron Corp. 7.25% ACES convertible preferred 2004                              2,180,000 units          32,940          .56
Sanmina Corp. 0% convertible subordinated debentures 2020                           $  161,000,000          78,085
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                     $  33,500,000          29,731          .35
Celestica Inc. 0% convertible debentures 2020                                       $  181,000,000          94,120          .31
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (5)                     $  50,092,600          49,091
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (2)  (5)                $  30,185,000          29,581          .26
DDi Corp. 5.25% convertible subordinated notes 2008 (6)                              $  10,000,000             500          .00
                                                                                                           451,073         1.48

TOBACCO  -  1.46%
Altria Group, Inc.                                                                       4,860,000         194,449          .64
R.J. Reynolds Tobacco Holdings, Inc.                                                     3,411,600         121,180          .40
Gallaher Group PLC                                                                       7,911,186          71,867          .23
Imperial Tobacco Group PLC                                                               2,765,839          43,453          .14
UST Inc.                                                                                   500,000          16,625          .05
                                                                                                           447,574         1.46

CAPITAL MARKETS  -  1.44%
J.P. Morgan Chase & Co.                                                                  9,900,000         346,995         1.13
Allied Capital Corp.                                                                     3,476,099          81,862          .27
Bank of New York Co., Inc.                                                                 400,000          12,048          .04
                                                                                                           440,905         1.44

AUTOMOBILES  -  1.42%
General Motors Corp.                                                                     7,150,000         267,624
General Motors Corp., Series B, 5.25% convertible debentures 2032                      $   788,000          17,060          .93
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
  2032                                                                                   3,427,300         149,602          .49
                                                                                                           434,286         1.42

MULTI-UTILITIES & UNREGULATED POWER  -  1.37%
National Grid Transco PLC                                                               32,400,000         200,903          .66
Duke Energy Corp.                                                                        3,484,000          61,144
Duke Energy Corp. 8.25% convertible preferred 2004                                 1,691,000 units          23,370          .28
MDU Resources Group, Inc.                                                                2,002,400          63,516          .21
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005              3,960,000 units          40,669
Williams Companies, Inc.                                                                 3,222,600          20,464          .20
AES Trust VII 6.00% convertible preferred 2008                                             200,000           7,600          .02
                                                                                                           417,666         1.37

INDUSTRIAL CONGLOMERATES  -  1.35%
General Electric Co.                                                                    10,023,000         285,054          .93
3M Co.                                                                                     400,000          56,080          .19
Tyco International Group SA, Series B, 3.125% convertible debentures 2023 (2)        $  50,000,000          52,813          .17
Smiths Group PLC                                                                         1,600,000          18,814          .06
                                                                                                           412,761         1.35

GAS UTILITIES  -  1.34%
Enbridge Inc.                                                                            6,153,211         219,477          .72
NiSource Inc.                                                                            7,777,565         150,107          .49
Kinder Morgan, Inc.                                                                        755,000          40,393          .13
                                                                                                           409,977         1.34

ELECTRICAL EQUIPMENT  -  1.08%
Emerson Electric Co.                                                                     2,660,000         142,842          .47
Hubbell Inc., Class B                                                                    2,893,100          99,233          .32
Cooper Industries, Inc., Class A                                                         2,000,000          88,660          .29
                                                                                                           330,735         1.08

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.00%
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                       $ 120,000,000         122,550          .40
ASM Lithography Holding NV 5.75% convertible notes 2006 (2)                          $  57,500,000          63,181
ASM Lithography Holding NV 4.25% convertible debentures 2004 (2)                     $  40,000,000          40,000
ASM Lithography Holding NV 4.25% convertible debentures 2004                         $  12,000,000          12,000          .38
Micron Technology, Inc. 2.50% convertible notes 2010  (2)                            $  32,000,000          44,760          .14
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                 $  8,296,000           8,244          .03
RF Micro Devices, Inc. 3.75% convertible subordinated notes 2005                      $  8,330,000           8,205          .03
ZiLOG, Inc.  (1)                                                                           910,000           3,504
ZiLOG, Inc. - MOD III Inc.  (1) (3)                                                            910             487          .01
LSI Logic Corp. 4.00% convertible notes 2006                                          $  3,000,000           2,850          .01
                                                                                                           305,781         1.00

DIVERSIFIED FINANCIAL SERVICES  -  0.95%
ING Groep NV                                                                             6,026,206         121,822          .40
Brascan Corp., Class A                                                                   2,157,300          52,930          .17
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities  (2)                                                                        1,125,000          28,582
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
  preferred capital securities (2)                                                         195,000           5,119          .11
GATX Corp.                                                                               1,500,000          32,880          .11
Fortis                                                                                   1,700,000          30,966          .10
Wharf (Holdings) Ltd.                                                                    5,000,000           9,777          .03
Wilshire Financial Services Group Inc. (1) (7)                                           2,150,517           9,075          .03
                                                                                                           291,151          .95

AEROSPACE & DEFENSE  -  0.95%
Raytheon Co.                                                                             3,408,900         104,653
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006                         1,580,000 units          89,776          .64
Honeywell International Inc.                                                             2,383,400          67,403          .22
Northrop Grumman Corp. 7.25% convertible preferred 2004                              266,670 units          27,667          .09
                                                                                                           289,499          .95

MULTILINE RETAIL  -  0.85%
May Department Stores Co.                                                               10,543,000         260,518          .85


FOOD & STAPLES RETAILING  -  0.80%
Albertson's, Inc.                                                                        9,040,000         170,494          .56
Woolworths Ltd.                                                                          9,610,903          73,443          .24
                                                                                                           243,937          .80

METALS & MINING  -  0.76%
Alcoa Inc.                                                                               3,200,000          88,864          .29
Phelps Dodge Corp.  (1)                                                                    875,000          36,916
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares
 (MEDS) 2005                                                                               200,000          21,150          .19
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                           658,000          22,918
Cia. Vale do Rio Doce, Class A, preferred nominative                                       651,500          20,657          .14
Inco Ltd. 0% convertible notes LYON 2021                                             $  26,000,000          17,973          .06
CONSOL Energy Inc.                                                                         553,800          10,328          .03
Freeport-McMoRan Copper & Gold Inc., Class B                                               300,000           8,037          .03
Massey Energy Co. 4.75% convertible note 2023 (2)                                     $  7,000,000           6,904          .02
                                                                                                           233,747          .76

COMMUNICATIONS EQUIPMENT  -  0.62%
Motorola, Inc. 7.00% convertible preferred 2004                                    2,390,000 units          79,229          .26
AT&T Corp. Liberty Media Group 3.50% convertible debentures 2031 (2)                 $  55,000,000          37,400
Liberty Media Corp. 3.50% exchangeable debentures 2031                                $  5,000,000           3,400          .13
Nortel Networks Corp. 4.25% convertible notes 2008 (2)                               $  40,000,000          33,650          .11
Juniper Networks, Inc. 4.75% convertible subordinated notes 2007                     $  20,000,000          19,100          .06
Corning Inc. 0% convertible debentures 2015                                          $  22,256,000          16,942          .06
                                                                                                           189,721          .62

IT SERVICES  -  0.49%
Electronic Data Systems Corp.                                                            5,550,000         123,599
Electronic Data Systems Corp. 7.625% FELINE PRIDES 2004                            1,150,900 units          25,734          .49
                                                                                                           149,333          .49

WIRELESS TELECOMMUNICATION SERVICES  -  0.41%
American Tower Corp. 5.00% convertible debentures 2010                               $  38,100,000          34,576
American Tower Corp. 6.25% convertible notes 2009                                    $  19,850,000          18,882
American Tower Corp., warrants, expire 2008   (1) (2)                                        3,000             338          .18
SpectraSite, Inc.  (1) (3)                                                                 522,576          25,985          .08
Nextel Communications, Inc., Class A   (1) (3)                                             945,920          17,272
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred,
 redeemable 2010  (4)                                                                        3,439           3,714          .07
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009  (4)                  11,603          11,719
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008  (4)                   4,558           4,604          .05
Sprint Corp. 7.125% convertible preferred 2004                                     1,000,000 units           7,900          .03
                                                                                                           124,990          .41

CONTAINERS & PACKAGING  -  0.39%
Temple-Inland Inc.                                                                         995,000          46,158
Temple-Inland Inc. 7.50% Upper DECS 2005                                             690,000 units          32,810          .26
Amcor Ltd.  (2)                                                                          4,000,000          21,708
Amcor Ltd.                                                                               3,370,000          18,289          .13
                                                                                                           118,965          .39

SPECIALTY RETAIL  -  0.39%
Kingfisher PLC  (1)                                                                     12,121,628          54,619          .18
Gap, Inc. 5.75% convertible notes 2009 (2)                                           $  28,000,000          36,540
Gap, Inc. 5.75% convertible notes 2009                                                $  6,000,000           7,830          .15
Toys "R" Us, Inc. 6.25% 2005                                                         500,000 units          18,700          .06
                                                                                                           117,689          .39

BEVERAGES  -  0.28%
Southcorp Ltd.                                                                          29,712,357          55,416          .18
Lion Nathan Ltd.                                                                         8,258,412          28,933          .10
                                                                                                            84,349          .28

INTERNET & CATALOG RETAIL  -  0.26%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                      $  85,375,000          79,826          .26


CONSUMER FINANCE  -  0.23%
Capital One Financial Corp. 6.25% Upper DECS 2005                                    940,000 units          37,638          .12
Providian Financial Corp. 3.25% convertible debentures 2005                          $  34,220,700          31,611          .11
                                                                                                            69,249          .23

OTHER INDUSTRIES -  0.64%
Pitney Bowes Inc.                                                                        1,200,000          45,720          .15
Interpublic Group of Companies, Inc.                                                     1,400,000          19,320
Interpublic Group of Companies, Inc. 1.87% convertible subordinated notes
  2006 (2)                                                                           $  17,000,000          15,109          .11
Baxter International Inc. 7.00% convertible preferred 2006                                 675,000          34,351          .11
ImClone Systems Inc. 5.50% convertible notes 2005                                    $  20,000,000          20,525          .07
Hewlett-Packard Co.                                                                        750,000          15,878          .05
Kimberly-Clark Corp.                                                                       309,000          14,956          .05
Fluor Corp.                                                                                350,300          12,481          .04
Kansas City Southern, 4.25% covertible preferred  (2)                                       15,000           7,607          .03
Foster Wheeler Ltd. 6.50% convertible subordinated notes 2007 (2)                    $  15,000,000           4,500          .02
Union Pacific Capital Trust 6.25% TIDES convertible preferred 2028  (2)                     61,105           3,093          .01
UnitedGlobalCom, Inc., Class A (formerly United Pan-Europe Communications NV)
  (1) (2) (3)                                                                              237,090           1,353          .00
Clarent Hospital Corp.  (1) (7)                                                            453,247             793          .00
AMF Bowling Worldwide, Inc. 0% convertible debentures 2018 (2) (3) (6)               $  26,391,000               3          .00
TI Automotive Ltd., Class A  (1) (3)                                                     7,000,000               0          .00
Protection One, Inc., warrants, expire 2005   (1) (2) (3)                                   57,600               0          .00
                                                                                                           195,689          .64

Miscellaneous  -  4.96%
Other equity securities in initial period of acquisition                                                 1,515,856         4.96


Total equity securities (cost: $18,250,771,000)                                                         19,367,383        63.37



                                                                                         Principal          Market      Percent
                                                                                            amount           value       of net
Bonds & notes                                                                                 (000)           (000)      assets

WIRELESS TELECOMMUNICATION SERVICES  -  3.11%
Nextel Communications, Inc.:
 9.75% 2007                                                                            $    39,675     $    41,064
 9.95% 2008                                                                                107,375         112,207
 12.00% 2008                                                                                 4,000           4,300
 7.375% 2015                                                                                 5,000           4,900          .53
ACC Escrow Corp. 10.00% 2011 (2)                                                            76,000          76,760
American Cellular Corp. 9.50% 2009 (6)                                                      54,075          33,797
Dobson Communications Corp. 10.875% 2010                                                    20,500          21,627
Dobson/Sygnet Communications Co. 12.25% 2008                                                15,250          16,241          .49
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                 34,250          38,611
 7.875% 2011                                                                                 8,305           9,366
 8.125% 2012                                                                                31,630          36,196
 8.75% 2031                                                                                  5,000           5,782
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (8)                                                                        24,449          25,549
 10.625% 2010                                                                                5,300           6,406
Tritel PCS, Inc.:
 0%/12.75% 2009 (8)                                                                          2,975           3,153
 10.375% 2011                                                                               13,776          16,927          .46
Nextel Partners, Inc.:
 12.50% 2009                                                                                31,750          35,242
 11.00% 2010                                                                                34,100          36,317
 8.125% 2011 (2)                                                                            23,525          21,996          .31
Triton PCS, Inc.:
 8.75% 2011                                                                                 11,000          10,725
 9.375% 2011                                                                                15,000          15,150
 8.50% 2013 (2)                                                                             58,750          61,394          .29
Crown Castle International Corp.: (8)
 0%/10.375% 2011                                                                            37,700          37,134
 0%/11.25% 2011                                                                             45,000          43,875          .26
American Tower Corp. 9.375% 2009                                                            51,225          52,506
American Towers, Inc. 0%/12.25% 2008 (8)                                                     3,000           1,995          .18
Western Wireless Corp.:
 10.50% 2006                                                                                 2,000           2,050
 9.25% 2013 (2)                                                                             48,475          46,294          .16
Cricket Communications, Inc.: (5)  (6)
 6.1875% 2007                                                                               21,070           8,217
 6.1875% 2007                                                                               10,750           4,192
 6.375% 2007                                                                                 5,875           2,291
 6.625% 2007                                                                                 4,335           1,691
 9.50% 2007                                                                                 78,250          30,517          .15
Centennial Cellular Corp. 10.75% 2008                                                       26,235          23,743
Centennial Communications Corp. and Centennial Cellular Operating Co.
  LLC 10.125% 2013 (2)                                                                      16,000          15,720          .13
Vodafone Group PLC:
 7.75% 2010                                                                                 16,750          19,646
 5.375% 2015                                                                                 5,000           4,927          .08
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                                        20,350          11,294
iPCS, Inc. 0%/14.00% 2010  (6) (8)                                                          12,590             692          .04
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                              9,000           9,631          .03
PageMart Wireless, Inc.: (3) (6)
 15.00% 2005                                                                                19,410               2
 11.25% 2008                                                                                33,500               3          .00
                                                                                                           950,130         3.11

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.60%
Sprint Capital Corp.:
 7.90% 2005                                                                                 14,110          15,218
 7.125% 2006                                                                                14,390          15,550
 6.00% 2007                                                                                 42,735          44,882
 7.625% 2011                                                                                38,827          41,864
 8.375% 2012                                                                                65,000          72,851
 6.90% 2019                                                                                 14,350          13,777
 8.75% 2032                                                                                  3,200           3,475          .68
AT&T Corp.: (5)
 7.00% 2006                                                                                 50,000          55,311
 7.80% 2011                                                                                 50,500          55,462          .36
Qwest Services Corp.: (2)
 13.00% 2007                                                                                17,895          19,058
 13.50% 2010                                                                                25,356          27,384
 14.00% 2014                                                                                 2,700           3,031
U S WEST, Inc. 7.20% 2004                                                                   25,000          25,062
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                                  7,000           6,125
 7.90% 2010                                                                                 12,000           9,180
Qwest Corp. 8.875% 2012 (2)                                                                 12,400          12,772          .34
Deutsche Telekom International Finance BV:
 8.25% 2005 (5)                                                                             10,000          11,003
 3.875% 2008                                                                                 3,000           2,932
 8.50% 2010 (5)                                                                             41,170          48,589
 5.25% 2013                                                                                 17,630          16,919
 9.25% 2032 (5)                                                                             10,000          12,606
VoiceStream Wireless Corp. 10.375% 2009                                                          0               0          .30
France Telecom 9.25% 2011 (5)                                                               37,100          44,166
Orange PLC 8.75% 2006                                                                       18,345          21,196          .21
TELUS Corp. 8.00% 2011                                                                      42,550          47,632          .16
Koninklijke KPN NV:
 7.50% 2005                                                                                  2,000           2,214
 8.00% 2010                                                                                 33,950          40,239          .14
British Telecommunications PLC: (5)
 7.875% 2005                                                                                 7,000           7,839
 8.375% 2010                                                                                12,500          14,961          .07
Verizon Global Funding Corp. 6.125% 2007                                                    12,000          13,123
Verizon New York Inc., Series A, 6.875% 2012                                                 6,500           7,156          .07
PCCW-HKT Capital Ltd.:
 7.75% 2011 (2)                                                                             17,000          18,833
 7.75% 2011                                                                                    750             831          .06
Telewest Communications PLC: (6)
 9.875% 2010                                                                                 9,325           3,497
 0%/11.375% 2010 (8)                                                                        35,250          10,222
TeleWest PLC: (6)
 9.625% 2006                                                                                   450             171
 11.00% 2007                                                                                 5,325           2,030          .05
Comcast UK Cable Partners Ltd. 11.20% 2007                                                  13,375          13,208          .04
Singapore Telecommunications Ltd.:
 6.375% 2011 (2)                                                                               175             191
 6.375% 2011                                                                                 3,825           4,176
 7.375% 2031 (2)                                                                             6,000           6,881          .04
Cincinnati Bell Inc. 7.25% 2013 (2)                                                          8,375           7,977          .03
Telefonos de Mexico, SA 8.25% 2006                                                           5,000           5,562          .02
COLT Telecom Group PLC 12.00% 2006                                                           5,000           5,075          .02
CFW Communications Co. 13.00% 2010 (3) (6)                                                  10,200           4,590          .01
GT Group Telecom Inc. 0%/13.25% 2010 (6) (8)                                                15,000              75          .00
                                                                                                           794,896         2.60

MEDIA  -  1.94%
Time Warner Inc.:
 7.75% 2005                                                                                  9,500          10,302
 8.18% 2007                                                                                 30,000          34,249
AOL Time Warner Inc.:
 5.625% 2005                                                                                 5,000           5,255
 6.875% 2012                                                                                 7,750           8,326
 7.625% 2031                                                                                 6,500           6,764
Time Warner Companies, Inc.:
 9.125% 2013                                                                                 5,000           6,026
 7.25% 2017                                                                                  8,000           8,513          .26
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                                 6,750           7,773
 6.20% 2008                                                                                 14,000          15,119
 6.875% 2009                                                                                 7,000           7,733
TCI Communications, Inc. 8.00% 2005                                                         15,000          16,459
Comcast Corp. 7.05% 2033                                                                     7,000           7,017
Lenfest Communications, Inc. 7.625% 2008                                                     2,000           2,235          .19
Clear Channel Communications, Inc.:
 7.25% 2003                                                                                 12,400          12,477
 6.00% 2006                                                                                  5,000           5,389
 4.625% 2008                                                                                17,125          17,494
 5.75% 2013                                                                                  3,500           3,546
Chancellor Media Corp. of Los Angeles 8.00% 2008                                            15,000          16,950          .18
CBS Corp. 7.15% 2005                                                                        26,500          28,803
Viacom Inc.:
 6.40% 2006                                                                                  3,000           3,275
 5.625% 2007                                                                                 5,000           5,385
 7.70% 2010                                                                                 10,000          11,760
 6.625% 2011                                                                                 5,000           5,543          .18
Liberty Media Corp.:
 7.75% 2009                                                                                 10,950          11,966
 7.875% 2009                                                                                24,600          27,035
 8.25% 2030                                                                                 13,700          14,105          .17
British Sky Broadcasting Group PLC:
 6.875% 2009                                                                                10,000          10,950
 8.20% 2009                                                                                 16,250          18,606          .10
News America Inc. 6.75% 2038                                                                15,000          15,863
News America Holdings Inc. 7.75% 2045                                                       10,347          11,147          .09
Adelphia Communications Corp.: (6)
 10.25% 2006                                                                                13,975           9,416
 10.25% 2011                                                                                14,650          10,255
Century Communications Corp. 0% 2003 (6) (9)                                                 9,000           5,490          .08
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                                        7,209           7,281
 10.00% 2011                                                                                15,640          17,008          .08
Charter Communications Holdings, LLC:
 8.25% 2007                                                                                 11,150           8,948
 10.75% 2009                                                                                 6,250           5,047
 0%/13.50% 2011 (8)                                                                          6,900           4,140          .06
PanAmSat Corp. 6.125% 2005                                                                  17,000          17,404          .06
Univision Communications Inc. 7.85% 2011                                                    14,700          16,592          .06
CSC Holdings, Inc.:
 7.25% 2008                                                                                  8,000           7,860
 8.125% 2009                                                                                 8,000           7,960          .05
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (2)                        12,000          13,320          .04
Cox Communications, Inc.:
 7.75% 2010                                                                                  3,000           3,467
 4.625% 2013                                                                                10,000           9,302          .04
RH Donnelley Inc.: (2)
 8.875% 2010                                                                                10,500          11,419
 10.875% 2012                                                                                1,000           1,130          .04
EchoStar DBS Corp. 9.125% 2009                                                              11,375          12,541          .04
Regal Cinemas Corp., Series B, 9.375% 2012                                                   7,250           8,047          .03
Cox Radio, Inc.:
 6.375% 2005                                                                                 2,000           2,126
 6.625% 2006                                                                                 4,550           4,889          .02
Hollinger Participation Trust 12.125% 2010 (2)  (4)  (5)                                     3,168           3,643
CanWest Media Inc., Series B, 10.625% 2011                                                   3,000           3,360          .02
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                       6,250           6,516          .02
LBI Media, Inc. 10.125% 2012                                                                 5,500           5,981          .02
Emmis Communications Corp. 0%/12.50% 2011 (8)                                                6,379           5,486          .02
Gannett Co., Inc. 4.95% 2005                                                                 5,000           5,246          .02
Antenna TV SA 9.00% 2007                                                                     5,250           5,066          .02
Cinemark USA, Inc. 9.00% 2013                                                                3,575           3,843          .01
Gray Communications Systems, Inc. 9.25% 2011                                                 3,500           3,780          .01
Hearst-Argyle Television, Inc. 7.00% 2018                                                    3,375           3,612          .01
Radio One, Inc., Series B, 8.875% 2011                                                       3,250           3,510          .01
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                1,550           1,627          .01
                                                                                                           591,377         1.94

COMMERCIAL BANKS  -  1.79%
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)
  (2)  (5)                                                                                 114,750         119,340
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                    10,000          11,547          .43
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)(2)(5)            51,700          52,707
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
  (2)  (5)                                                                                  13,800          13,766          .22
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)  (5)                              53,000          59,752
Societe Generale 7.85% (undated) (2)  (5)                                                    2,400           2,717          .20
HSBC Capital Funding LP: (2)  (5)
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated)                       10,000          12,528
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated)                      11,500          16,301
Household Finance Corp.:
 4.625% 2008                                                                                 2,000           2,061
 6.375% 2011                                                                                14,000          14,983
 6.375% 2012                                                                                 5,000           5,321
Midland Bank 1.375% Eurodollar note (undated) (5)                                            5,000           3,820
HSBC Holdings PLC 5.25% 2012                                                                 3,000           2,994          .19
Royal Bank of Scotland Group PLC:
 5.00% 2014                                                                                  2,000           1,938
 7.648% (undated) (5)                                                                       12,000          13,717
 Series 3, 7.816% (undated)                                                                 12,000          13,463
National Westminster Bank PLC 7.75% (undated) (5)                                            3,024           3,471
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                           2,500           2,327          .11
J.P. Morgan Chase & Co.:
 4.00% 2008                                                                                 20,000          20,221
 5.75% 2013                                                                                  5,000           5,105
J.P. Morgan & Co. Inc.:
 6.70% 2007                                                                                  5,000           5,534
 Series A, 6.00% 2009                                                                        2,500           2,690          .11
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (2)                10,000          12,235
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (2)(5)              4,200           4,790
BNP Paribas 5.125% 2015 (2)                                                                  3,000           2,916          .07
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative
  preferred (undated) (2)  (5)                                                              19,000          19,525          .06
Development Bank of Singapore Ltd.: (2)
 7.875% 2010                                                                                 5,000           5,902
 7.125% 2011                                                                                 5,000           5,660
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
  shares (undated) (2)  (5)                                                                  6,500           7,312          .06
Skandinaviska Enskilda Banken 7.50% (undated) (2)  (5)                                      10,405          11,703          .04
Bank of America Corp. 5.125% 2014                                                           10,000           9,664          .03
Bayerische Landesbank, Series F, 2.50% 2006                                                  9,000           9,047          .03
Standard Chartered Bank 1.25% Eurodollar note (undated) (5)                                 15,000           8,843          .03
Credit Suisse First Boston (USA), Inc.:
 4.625% 2008                                                                                 5,000           5,158
 6.50% 2012                                                                                  3,000           3,239          .03
Bank of Scotland 7.00% (undated) (2)  (5)                                                    7,500           8,353          .03
Abbey National PLC:
 6.69% 2005                                                                                  2,000           2,186
 7.35% (undated) (5)                                                                         5,000           5,599          .03
Canadian Imperial Bank of Commerce 1.50% Eurodollar note 2085 (5)                           10,000           7,700          .02
Bank of Nova Scotia 1.50% Eurodollar note (undated) (5)                                     10,000           7,206          .02
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (2)  (5)                    5,000           5,626          .02
State Street Capital Trust II 1.79% 2008 (5)                                                 5,000           5,005          .01
Chevy Chase Bank, FSB 9.25% 2005                                                             4,000           4,030          .01
BANK ONE CORP. 4.90% 2015                                                                    3,000           2,856          .01
AB Spintab 7.50% (undated) (2)  (5)                                                          2,500           2,796          .01
Bayer Hypo-Vereinsbank 8.741% 2031 (2)                                                       1,750           1,779          .01
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated) (2)(5)              1,650           1,731          .01
                                                                                                           547,164         1.79

ELECTRIC UTILITIES  -  0.99%
Southern California Edison 8.00% 2007 (2)                                                   55,025          59,702
Edison Mission Energy:
 10.00% 2008                                                                                11,250           8,944
 7.73% 2009                                                                                 15,720          11,869
 9.875% 2011                                                                                15,280          11,995
Mission Energy Holding Co. 13.50% 2008                                                      21,355          10,784
Homer City Funding LLC 8.734% 2026 (10)                                                     10,000           9,825
Midwest Generation, LLC, Series B, 8.56% 2016 (10)                                           6,000           5,899          .39
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                                 21,500          22,084
 Series 2002-C, 5.70% 2012 (5)                                                               3,300           3,359
 Series E, 6.30% 2033                                                                        6,250           5,891
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                  8,000           8,544          .13
Israel Electric Corp. Ltd.: (2)
 7.70% 2018                                                                                 22,500          21,266
 8.10% 2096                                                                                 14,405          11,807          .11
Progress Energy, Inc.:
 6.75% 2006                                                                                  5,000           5,461
 6.05% 2007                                                                                  7,500           8,044
 5.85% 2008                                                                                  7,500           7,949
 7.10% 2011                                                                                  2,500           2,737
 7.00% 2031                                                                                  2,500           2,497          .09
Alabama Power Co.:
 Series U, 2.65% 2006                                                                        5,000           4,998
 Series X, 3.125% 2008                                                                       3,750           3,655
 Series R, 4.70% 2010                                                                        1,250           1,224
 Series Q, 5.50% 2017                                                                        5,000           5,027
Southern Power Co., Series B, 6.25% 2012                                                     9,000           9,566          .08
Cilcorp Inc.:
 8.70% 2009                                                                                  9,000          10,713
 9.375% 2029                                                                                 3,000           3,836          .05
Oncor Electric Delivery Co.:
 6.375% 2012                                                                                 8,615           9,265
 6.375% 2015 (2)                                                                             5,000           5,257          .05
Exelon Generation Co., LLC 6.95% 2011                                                       11,300          12,448
Exelon Corp. 6.75% 2011                                                                      1,000           1,103          .04
Constellation Energy Group, Inc. 6.125% 2009                                                12,000          12,847          .04
Appalachian Power Co., Series G, 3.60% 2008                                                  3,000           2,931          .01
                                                                                                           301,527          .99

AUTOMOBILES  -  0.99%
General Motors Acceptance Corp.:
 6.125% 2006                                                                                31,000          32,426
 6.75% 2006                                                                                  2,000           2,119
 6.125% 2007                                                                                18,250          18,714
 7.75% 2010                                                                                  9,500           9,945
 6.875% 2011                                                                                38,500          37,671
 7.25% 2011                                                                                 20,000          20,059
 6.875% 2012                                                                                 1,250           1,215
 8.00% 2031                                                                                  6,250           5,782
General Motors Corp.:
 7.20% 2011                                                                                 20,000          19,997
 7.125% 2013                                                                                 2,000           1,954          .49
Ford Motor Credit Co.:
 7.50% 2005                                                                                  1,000           1,058
 6.875% 2006                                                                                10,000          10,507
 6.50% 2007                                                                                 43,000          44,193
 5.80% 2009                                                                                  4,000           3,832
 7.375% 2009                                                                                 5,000           5,111
 7.25% 2011                                                                                 13,000          12,888
 7.375% 2011                                                                                20,750          20,602
Ford Motor Co. 7.45% 2031                                                                    5,000           4,281          .34
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                  5,000           5,381
 4.05% 2008                                                                                  2,560           2,464
 4.75% 2008                                                                                  1,440           1,436
 7.20% 2009                                                                                 14,000          15,265
 7.75% 2011                                                                                 15,000          16,601
 7.30% 2012                                                                                  7,000           7,531          .16
                                                                                                           301,032          .99

OIL & GAS  -  0.84%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                 13,875          14,916
 9.50% 2013                                                                                 54,465          59,095
 7.50% 2015 (2)                                                                             19,500          18,915
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                                 3,460           3,495
 8.875% 2007                                                                                 2,890           2,919
 8.625% 2008                                                                                 1,725           1,759
Port Arthur Finance Corp. 12.50% 2009 (10)                                                     601             709          .33
Western Oil Sands Inc. 8.375% 2012                                                          27,150          30,001          .10
Valero Energy Corp.:
 6.125% 2007                                                                                 7,555           8,107
 6.875% 2012                                                                                12,945          13,767          .07
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                                        6,000           6,450
 7.625% 2011                                                                                 1,500           1,642
 8.375% 2012                                                                                11,400          12,369          .07
Devon Financing Corp., ULC 6.875% 2011                                                      17,000          18,784          .06
XTO Energy Inc.:
 7.50% 2012                                                                                  8,850           9,602
 6.25% 2013                                                                                  4,500           4,545          .04
Pogo Producing Co. 10.375% 2009                                                             10,000          10,800          .03
Oryx Energy Co. 8.125% 2005                                                                  8,500           9,381          .03
Pemex Project Funding Master Trust:
 7.875% 2009                                                                                 1,600           1,788
 7.375% 2014                                                                                 3,500           3,622
 8.625% 2022                                                                                   500             524          .02
OXYMAR 7.50% 2016 (2)                                                                        5,500           5,562          .02
ConocoPhillips 3.625% 2007                                                                   5,000           5,021          .02
Reliance Industries Ltd., Series B, 10.25% 2097                                              3,125           3,164          .01
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (10)                                     3,620           3,122          .01
Teekay Shipping Corp. 8.875% 2011                                                            2,625           2,901          .01
CNOOC Finance (2003) Ltd. 4.125% 2013 (2)                                                    2,500           2,300          .01
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                         2,000           2,199          .01
                                                                                                           257,459          .84

HOTELS, RESTAURANTS & LEISURE  -  0.83%
MGM Mirage, Inc. 8.50% 2010                                                                 22,830          25,570
Mirage Resorts, Inc.:
 6.625% 2005                                                                                 3,000           3,124
 7.25% 2006                                                                                  4,960           5,307
 6.75% 2008                                                                                 10,500          11,182
MGM Grand, Inc. 6.875% 2008                                                                  1,159           1,231          .15
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                12,350          12,844
 7.875% 2012                                                                                10,250          10,916
ITT Corp.:
 6.75% 2003                                                                                  2,500           2,534
 6.75% 2005                                                                                  8,675           9,022          .12
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                       21,500          22,897          .08
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                  3,000           3,052
 8.00% 2010                                                                                  2,250           2,334
 8.75% 2011                                                                                 15,400          16,459          .07
Premier Parks Inc. 9.75% 2007                                                               13,750          13,097
Six Flags, Inc.:
 9.50% 2009                                                                                  1,875           1,744
 8.875% 2010                                                                                 2,500           2,275          .06
International Game Technology 7.875% 2004                                                   16,000          16,707          .05
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                                 2,500           2,687
 6.375 2009 (2)                                                                             10,000           9,875
 8.375% 2011                                                                                 1,400           1,515
 8.00% 2012                                                                                  2,100           2,257          .05
Hyatt Equities, LLC 6.875% 2007 (2)                                                         13,000          13,201          .04
YUM  Brands, Inc. 7.70% 2012                                                                10,500          11,392          .04
Harrah's Operating Co., Inc.:
 7.875% 2005                                                                                 5,850           6,311
 7.125% 2007                                                                                 4,150           4,579          .04
Florida Panthers Holdings, Inc. 9.875% 2009                                                 10,000          10,650          .04
Hilton Hotels Corp.:
 7.625% 2008                                                                                 2,950           3,097
 7.20% 2009                                                                                  1,850           1,933
 8.25% 2011                                                                                  2,450           2,683
 7.625% 2012                                                                                 2,350           2,479          .03
Boyd Gaming Corp. 9.25% 2009                                                                 8,500           9,392          .03
Extended Stay America, Inc. 9.875% 2011                                                      4,500           4,815          .02
Carnival Corp. 6.15% 2008                                                                    2,480           2,639
Carnival Cruise Lines, Inc. 7.20% 2023                                                       1,625           1,653          .01
Buffets, Inc. 11.25% 2010                                                                      900             902          .00
                                                                                                           252,355          .83

CONSUMER FINANCE  -  0.75%
Capital One Bank:
 6.875% 2006                                                                                26,600          28,796
 4.875% 2008                                                                                19,000          19,092
 6.50% 2013                                                                                  5,000           4,735
Capital One Financial Corp.:
 7.25% 2003                                                                                 11,250          11,405
 7.25% 2006                                                                                  3,000           3,180
 8.75% 2007                                                                                  5,750           6,295
 7.125% 2008                                                                                25,850          26,968
Capital One Capital I 2.86% 2027 (2)  (5)                                                   13,500          10,155          .36
MBNA Corp.:
 5.625% 2007                                                                                10,000          10,430
 6.75% 2008                                                                                 12,500          13,678
 Series F, 7.50% 2012                                                                          600             677
 Series F, 6.125% 2013                                                                      13,500          13,991
 5.00% 2015                                                                                    150             138
 Series B, 2.11% 2027 (5)                                                                   32,000          25,761
MBNA America Bank, National Association:
 5.375% 2008                                                                                14,600          15,187
 6.625% 2012                                                                                 4,250           4,510          .27
USA Education, Inc. 5.625% 2007                                                             12,895          13,823
SLM Corp.:
 3.95% 2008                                                                                  3,000           2,978
 Series A, 5.00% 2015                                                                       10,000           9,633          .09
Providian Financial Corp., Series A,  9.525% 2027 (2)                                       10,000           8,550          .03
                                                                                                           229,982          .75

MULTI-UTILITIES & UNREGULATED POWER  -  0.73%
Williams Companies, Inc.:
 9.25% 2004                                                                                 20,000          20,350
 7.125% 2011                                                                                38,000          35,150
 8.125% 2012                                                                                12,910          12,458
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                  19,765          19,567
Williams Holdings of Delaware, Inc. 6.25% 2006                                              12,500          11,906
Northwest Pipeline Corporation 8.125% 2010                                                   7,500           7,744          .35
AES Corp.:
 10.00% 2005 (2)                                                                             2,500           2,562
 9.50% 2009                                                                                 15,965          15,167
 9.375% 2010                                                                                 6,066           5,793
 8.75% 2013 (2)                                                                             63,350          62,558
 9.00% 2015 (2)                                                                              4,750           4,714          .30
Southern Natural Gas Co. 8.00% 2032                                                         14,135          14,135
El Paso Corp. 7.875% 2012 (2)                                                                5,250           4,252          .06
Duke Capital Corp. 7.50% 2009                                                                7,500           8,087          .02
                                                                                                           224,443          .73

COMMERCIAL SERVICES & SUPPLIES  -  0.73%
Allied Waste North America, Inc.:
 Series B, 7.375% 2004                                                                       5,000           5,075
 Series B, 7.625% 2006                                                                      22,840          23,525
 8.50% 2008                                                                                  1,500           1,590
 Series B, 8.875% 2008                                                                      11,000          11,770
 10.00% 2009                                                                                56,825          60,163
Browning-Ferris Industries, Inc. 7.875% 2005                                                 3,000           3,090          .35
Cendant Corp.:
 6.875% 2006                                                                                 4,000           4,378
 6.25% 2008                                                                                 32,000          34,484
 7.375% 2013                                                                                22,750          25,330
 7.125% 2015                                                                                 4,500           4,888
PHH Corp. 7.125% 2013                                                                        6,250           6,701          .25
Waste Management, Inc.:
 7.00% 2006                                                                                  7,000           7,768
 6.50% 2008                                                                                  5,000           5,487
WMX Technologies, Inc.:
 6.375% 2003                                                                                 1,005           1,019
 7.10% 2026                                                                                 10,125          10,524
USA Waste Services, Inc. 7.00% 2004                                                          9,060           9,557          .11
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                      6,500           6,679          .02
Safety-Kleen Services, Inc. 9.25% 2008 (3) (6)                                              20,000             400
Safety-Kleen Corp. 9.25% 2009 (3) (6)                                                       10,000             200          .00
                                                                                                           222,628          .73

INSURANCE  -  0.67%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (10)                                   22,250          26,005
Prudential Funding, LLC 6.60% 2008 (2)                                                       2,000           2,222          .09
Monumental Global Funding Trust II: (2)
 2001-B, Series B, 6.05% 2006                                                                6,500           7,058
 2002-A, Series A, 5.20% 2007                                                               16,750          17,854          .08
Allstate Financial Global Funding LLC 5.25% 2007 (2)                                        16,750          18,006
Allstate Financing II 7.83% 2045                                                             5,000           5,324          .08
ReliaStar Financial Corp.:
 8.00% 2006                                                                                  8,000           9,130
 6.50% 2008                                                                                  3,000           3,267
ING Bank NV 5.125% 2015 (2)                                                                 10,000           9,657          .07
International Lease Finance Corp.:
 4.50% 2008                                                                                  4,000           4,042
 5.875% 2013                                                                                 5,000           5,062
ASIF Global Finance XVIII 3.85% 2007 (2)                                                     8,500           8,525          .06
MetLife, Inc. 3.911% 2005                                                                    9,760          10,083
Metropolitan Life Insurance 7.00% 2005 (2)                                                   5,000           5,461          .05
Nationwide Life Insurance Co. 5.35% 2007 (2)                                                 8,500           8,993
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                              5,000           5,336          .05
CNA Financial Corp.:
 6.75% 2006                                                                                  4,370           4,513
 6.45% 2008                                                                                  2,500           2,541
 6.60% 2008                                                                                  4,630           4,714
 7.25% 2023                                                                                  2,750           2,547          .05
Mangrove Bay Pass Through Trust  6.102% 2033 (2)                                            13,000          12,287          .04
Lincoln National Corp.:
 6.20% 2011                                                                                  5,000           5,253
 7.00% 2018                                                                                  6,000           6,741          .04
ACE Capital Trust II 9.70% 2030                                                              8,250          10,261          .03
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                          4,000           4,205          .01
Travelers Property Casualty Corp. 3.75% 2008                                                 3,000           2,988          .01
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (2)                                2,500           2,627          .01
Hartford Financial Services Group, Inc. 2.375% 2006                                          1,500           1,477          .00
                                                                                                           206,179          .67

PAPER & FOREST PRODUCTS  -  0.62%
Abitibi-Consolidated Co. of Canada:
 5.25% 2008                                                                                 11,000          10,414
 6.00% 2013                                                                                 56,750          50,887
Abitibi-Consolidated Inc. 8.55% 2010                                                        18,000          19,237          .26
Georgia-Pacific Corp.:
 7.50% 2006                                                                                  6,500           6,533
 7.375% 2008 (2)                                                                            15,500          15,423
 8.125% 2011                                                                                 8,085           8,004
 8.25% 2023                                                                                  6,992           6,188
Fort James Corp.:
 6.625% 2004                                                                                 2,600           2,613
 6.875% 2007                                                                                 5,000           4,975          .14
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (10)                                                                 15,800          10,995
 Class A-3, 7.71% 2028                                                                      20,125          12,276          .08
Weyerhaeuser Co.:
 5.95% 2008                                                                                 16,000          17,103
 6.75% 2012                                                                                  3,000           3,201          .07
Packaging Corp. of America: (2)
 4.375% 2008                                                                                 9,250           9,115
 5.75% 2013                                                                                  7,500           7,308          .05
SCA Coordination Center NV 4.50% 2015 (2)                                                    5,000           4,565          .02
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (9)                                            4,000           1,050          .00
                                                                                                           189,887          .62

SPECIALTY RETAIL  -  0.60%
Gap, Inc.:
 9.90% 2005 (5)                                                                             38,100          42,101
 6.90% 2007                                                                                 26,360          27,876
 10.55% 2008 (5)                                                                            67,455          80,103          .49
Office Depot, Inc. 10.00% 2008                                                              10,325          11,925          .04
Staples, Inc. 7.375% 2012                                                                    9,000          10,025          .03
Toys "R" Us, Inc.:
 7.625% 2011                                                                                 5,000           5,012
 7.875% 2013                                                                                 4,000           4,005          .03
Payless ShoeSource, Inc. 8.25% 2013 (2)                                                      2,500           2,456          .01
                                                                                                           183,503          .60

HEALTH CARE PROVIDERS & SERVICES  -  0.60%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                 10,575          10,624
 7.15% 2004                                                                                  5,000           5,112
 6.91% 2005                                                                                 33,085          34,663
 7.00% 2007                                                                                  6,250           6,571
 8.85% 2007                                                                                 12,500          13,892
 7.25% 2008                                                                                  1,000           1,059
 8.70% 2010                                                                                  9,500          10,276
HCA - The Healthcare Co.:
 8.75% 2010                                                                                  7,750           8,439
 7.875% 2011                                                                                10,000          10,477
HCA Inc.:
 7.125% 2006                                                                                 4,750           5,053
 6.95% 2012                                                                                  5,000           4,991
 6.25% 2013                                                                                  2,900           2,750          .37
Aetna Inc.:
 7.375% 2006                                                                                25,000          27,659
 7.875% 2011                                                                                15,625          18,059          .15
Humana Inc.:
 7.25% 2006                                                                                 13,375          14,644
 6.30% 2018                                                                                  2,500           2,498          .06
Integrated Health Services, Inc.: (3) (6)
 10.25% 2006 (5)                                                                            16,900             380
 Series A, 9.50% 2007                                                                       87,095           1,960
 Series A, 9.25% 2008                                                                       68,298           1,537          .01
Tenet Healthcare Corp. 5.00% 2007                                                            2,000           1,860          .01
                                                                                                           182,504          .60

FOOD & STAPLES RETAILING  -  0.55%
Delhaize America, Inc.:
 7.375% 2006                                                                                29,985          30,885
 8.125% 2011                                                                                26,510          27,637
 9.00% 2031                                                                                 15,650          16,393          .25
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                 35,840          32,704
 8.25% 2010                                                                                 24,845          24,597
Ahold Lease Pass Through Trust: (10)
 Series 2001-A-1, 7.82% 2020                                                                 2,955           2,750
 Series 2001-A-2, 8.62% 2025                                                                 9,155           8,566          .22
SUPERVALU INC. 7.50% 2012                                                                   13,185          14,370          .05
Kroger Co. 6.20% 2012                                                                        5,000           5,223          .02
Pathmark Stores, Inc. 8.75% 2012                                                             4,125           4,146          .01
                                                                                                           167,271          .55

REAL ESTATE  -  0.53%
Rouse Co.:
 8.00% 2009                                                                                  3,000           3,444
 7.20% 2012                                                                                 20,250          22,011          .08
EOP Operating LP:
 7.75% 2007                                                                                  5,000           5,721
 8.10% 2010                                                                                  6,500           7,691
 7.00% 2011                                                                                  5,000           5,548
 6.75% 2012                                                                                  4,750           5,177          .08
United Dominion Realty Trust, Series E, 4.50% 2008                                          20,000          19,708          .07
ProLogis Trust 7.05% 2006                                                                   12,000          13,454          .04
Simon Property Group, LP:
 4.875% 2010 (2)                                                                             6,375           6,345
 6.35% 2012                                                                                  5,000           5,236          .04
FelCor Suites LP 7.375% 2004                                                                10,750          10,965
FelCor Lodging LP 8.50% 2011                                                                   375             383          .04
Federal Realty Investment Trust 6.125% 2007                                                 10,000          10,372          .03
Hospitality Properties Trust 6.75% 2013                                                      9,950           9,892          .03
Duke Realty LP 4.625% 2013                                                                  10,000           9,288          .03
Host Marriott, LP:
 Series E, 8.375% 2006                                                                       4,321           4,418
 Series I, 9.50% 2007                                                                        1,500           1,598
HMH Properties, Inc., Series B, 7.875% 2008                                                  1,350           1,353          .03
Developers Divers Realty 4.625% 2010 (2)                                                     7,170           6,859          .02
Irvine Co., Class A, 7.46% 2006 (2) (3)                                                      5,000           5,380          .02
Boston Properties, Inc. 6.25% 2013                                                           4,000           4,114          .01
Kimco Realty Corp. 6.00% 2012                                                                3,250           3,355          .01
                                                                                                           162,312          .53

MULTILINE RETAIL  -  0.44%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                  8,250           8,415
 8.00% 2010                                                                                 23,750          24,225
 7.95% 2017                                                                                 40,275          39,268
 8.25% 2022 (10)                                                                             6,000           5,760
 8.125% 2027                                                                                 3,000           2,805
 7.40% 2037                                                                                  9,375           9,609
 7.625% 2097                                                                                 4,500           3,780          .31
Target Corp.:
 3.375% 2008                                                                                 2,500           2,474
 5.375% 2009                                                                                14,000          14,876          .05
Mercantile Stores Company, Inc. 8.20% 2022 (10)                                              7,900           7,308
Dillard Department Stores, Inc.:
 7.15% 2007                                                                                  1,000             978
 7.875% 2023                                                                                 2,875           2,548
Dillard's, Inc.:
 6.43% 2004                                                                                  1,000           1,010
 6.69% 2007                                                                                    625             603
 7.00% 2028                                                                                  1,000             805          .04
Federated Department Stores, Inc. 6.30% 2009                                                 5,000           5,407          .02
ShopKo Stores, Inc. 6.50% 2003                                                               2,850           2,850          .01
Saks Inc. 7.375% 2019                                                                        2,650           2,478          .01
                                                                                                           135,199          .44

COMMUNICATIONS EQUIPMENT  -  0.38%
Motorola, Inc.:
 6.75% 2006                                                                                 19,000          20,378
 8.00% 2011                                                                                 51,485          58,435
 7.50% 2025                                                                                  5,000           5,163
 6.50% 2028                                                                                    655             617
 5.22% 2097                                                                                 14,506          10,771          .31
Nortel Networks Ltd. 6.125% 2006                                                            21,000          20,160          .07
                                                                                                           115,524          .38


INDUSTRIAL CONGLOMERATES  -  0.37%
Tyco International Group SA:
 6.375% 2005                                                                                 5,750           5,951
 6.125% 2008                                                                                15,000          15,000
 6.125% 2009                                                                                 1,000           1,000
 6.375% 2011                                                                                36,430          36,248          .19
Hutchison Whampoa International Ltd.: (2)
 7.00% 2011                                                                                  5,000           5,315
 6.50% 2013                                                                                 21,000          20,970
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (2)                                     6,750           6,991          .11
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                 8,000           8,586
 6.00% 2012                                                                                  8,000           8,430
General Electric Co. 5.00% 2013                                                              5,000           4,902          .07
                                                                                                           113,393          .37

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.36%
Sanmina-SCI Corp. 10.375% 2010 (2)                                                          35,500          40,115          .13
Solectron Corp.:
 Series B, 7.375% 2006                                                                       5,450           5,477
 9.625% 2009                                                                                27,775          29,233          .12
Jabil Circuit, Inc. 5.875% 2010                                                             22,500          22,114          .07
Flextronics International Ltd. 9.875% 2010                                                  10,120          11,587          .04
                                                                                                           108,526          .36

HOUSEHOLD DURABLES  -  0.33%
MDC Holdings, Inc.:
 7.00% 2012                                                                                 10,975          11,592
 5.50% 2013                                                                                 19,375          18,410          .10
Pulte Homes, Inc.:
 7.875% 2011                                                                                 2,260           2,587
 7.625% 2017                                                                                11,490          12,838          .05
Centex Corp. 4.75% 2008                                                                     11,575          11,805          .04
K. Hovnanian Enterprises, Inc.:
 10.50% 2007                                                                                 8,000           9,240
 7.75% 2013 (2)                                                                              2,500           2,538          .04
Toll Brothers, Inc. 6.875% 2012 (2)                                                          8,000           8,624          .03
D.R. Horton, Inc.:
 7.50% 2007                                                                                  5,000           5,300
 8.00% 2009                                                                                  2,600           2,808          .02
Boyds Collection, Ltd., Series B, 9.00% 2008                                                 7,382           7,382          .02
Ryland Group, Inc. 8.00% 2006                                                                5,000           5,375          .02
Lennar Corp., Series B, 9.95% 2010                                                           2,331           2,714          .01
Salton/Maxim Housewares, Inc. 10.75% 2005                                                    1,125           1,119          .00
                                                                                                           102,332          .33

IT SERVICES  -  0.33%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                 2,905           3,069
 6.00% 2013 (2)                                                                            102,500          96,073          .32
Iron Mountain Inc. 7.75% 2015                                                                1,750           1,768          .01
                                                                                                           100,910          .33

METALS & MINING  -  0.28%
Oregon Steel Mills, Inc. 10.00% 2009                                                        28,650          21,488          .07
AK Steel Corp.:
 7.875% 2009                                                                                 2,000           1,500
 7.75% 2012                                                                                 14,310          10,375          .04
BHP Finance Ltd. 6.75% 2013                                                                 10,000          11,219          .04
Corporacion Nacional del Cobre de Chile 6.375% 2012 (2)                                     10,500          10,975          .04
Allegheny Technologies, Inc. 8.375% 2011                                                    10,500          10,133          .03
United States Steel Corp. 9.75% 2010                                                         5,000           4,825          .02
Inco Ltd. 7.75% 2012                                                                         4,000           4,456          .01
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                     3,500           3,378          .01
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                             3,000           3,338          .01
Earle M. Jorgensen Co. 9.75% 2012                                                            2,000           2,113          .01
Luscar Coal Ltd. 9.75% 2011                                                                  1,500           1,703          .00
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (9)                                             9,500             760          .00
                                                                                                            86,263          .28

CHEMICALS  -  0.23%
Lyondell Chemical Co.:
 9.50% 2008 (2)                                                                             44,675          42,665
 10.875% 2009                                                                                6,860           6,346
 11.125% 2012                                                                                8,935           9,002
 10.50% 2013 (2)                                                                             6,125           6,033          .21
Dow Chemical Co. 5.00% 2007                                                                  5,000           5,152          .02
                                                                                                            69,198          .23

CONTAINERS & PACKAGING  -  0.18%
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                14,975          15,724
 7.75% 2011 (2)                                                                              8,500           8,628
 8.75% 2012                                                                                  6,000           6,360
Owens-Illinois, Inc.:
 8.10% 2007                                                                                    750             754
 7.50% 2010                                                                                    750             720          .11
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                6,875           6,806
Stone Container Corp. 9.25% 2008                                                             3,350           3,534          .03
Temple-Inland Inc. 7.875% 2012                                                               5,000           5,599          .02
Smurfit Capital Funding PLC 6.75% 2005                                                       3,175           3,262          .01
Ball Corp. 6.875% 2012                                                                       2,500           2,513          .01
                                                                                                            53,900          .18

OFFICE ELECTRONICS  -  0.17%
Xerox Capital (Europe) PLC 5.875% 2004                                                      26,000          26,260
Xerox Corp.:
 7.15% 2004                                                                                 13,500          13,703
 7.125% 2010                                                                                12,000          11,490          .17
                                                                                                            51,453          .17

AUTO COMPONENTS  -  0.16%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                 8,750           8,553
 8.75% 2012                                                                                  4,225           4,373
Meritor Automotive, Inc. 6.80% 2009                                                         11,500          11,098          .08
TRW Automotive Acquisition Corp.: (2)
 9.375% 2013                                                                                11,750          12,866
 11.00% 2013                                                                                   625             697          .04
Lear Corp., Series B, 8.11% 2009                                                             7,480           8,509          .03
Stoneridge, Inc. 11.50% 2012                                                                 2,825           3,178          .01
                                                                                                            49,274          .16

THRIFTS & MORTGAGE FINANCE  -  0.13%
Washington Mutual, Inc.:
 5.625% 2007                                                                                 6,500           7,027
 4.375% 2008                                                                                20,500          20,966
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                               9,425          10,604          .13
                                                                                                            38,597          .13

DIVERSIFIED FINANCIAL SERVICES  -  0.11%
CIT Group Inc.:
 5.50% 2007                                                                                  2,885           3,048
 5.75% 2007                                                                                  3,500           3,726
 6.875% 2009                                                                                16,500          18,191
 7.75% 2012                                                                                  4,000           4,566          .10
Citigroup Inc. 3.50% 2008                                                                    5,000           4,939          .01
                                                                                                            34,470          .11

AEROSPACE & DEFENSE  -  0.11%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (2)  (10)
 Class B, 7.156% 2011                                                                       26,632          28,704
 Class G, MBIA insured, 6.664% 2013                                                          4,627           5,179          .11
                                                                                                            33,883          .11


OTHER INDUSTRIES -  0.59%
Northwest Airlines, Inc.:
 8.875% 2006                                                                                 2,200           1,661
 9.875% 2007                                                                                27,150          20,498
 7.875% 2008                                                                                 2,000           1,450          .08
NiSource Finance Corp.:
 7.625% 2005                                                                                 9,000           9,947
 7.875% 2010                                                                                 5,000           5,768
 6.15% 2013                                                                                  2,500           2,581          .06
American Standard Inc.:
 7.375% 2008                                                                                 4,935           5,391
 8.25% 2009                                                                                  3,169           3,613
 7.625% 2010                                                                                 4,976           5,536          .05
John Deere Capital Corp. 3.90% 2008                                                         14,000          14,075          .05
Caterpillar Financial Services Corp.:
 Series F, 2.35% 2006                                                                        5,000           4,947
 2.70% 2008                                                                                  4,000           3,814          .03
Nabisco, Inc. 7.55% 2015                                                                     6,595           7,596
Kraft Foods Inc. 6.25% 2012                                                                    945             991          .03
TFM, SA de CV:
 10.25% 2007                                                                                 1,150           1,187
 11.75% 2009                                                                                 2,675           2,735
 12.50% 2012                                                                                 4,165           4,571          .03
Burns Philp Capital Pty Ltd.: (2)
 9.50% 2010                                                                                  3,000           3,120
 9.75% 2012                                                                                  5,250           5,224          .03
TGT Pipeline, LLC 5.20% 2018 (2)                                                             6,000           5,458
Texas Gas Transmission, LLC 4.60% 2015 (2)                                                   2,480           2,277          .02
Levi Strauss & Co. 12.25% 2012                                                               9,000           7,650          .02
Continental Airlines, Inc.:
 8.00% 2005                                                                                  5,010           4,509
 MBIA insured, 2.158% 2009 (2)  (5)                                                          2,000           2,007          .02
Fairchild Semiconductor Corp. 10.50% 2009                                                    5,600           6,188          .02
Kansas City Southern Railway Co. 7.50% 2009                                                  5,750           5,980          .02
RailAmerica Transportation Corp. 12.875% 2010                                                5,000           5,575          .02
Technical Olympic USA, Inc. 9.00% 2010                                                       5,000           5,325          .02
ON Semiconductor Corp. 13.00% 2008 (5)                                                       5,000           5,175          .02
Kellogg Co.:
 6.00% 2006                                                                                  3,000           3,256
 6.60% 2011                                                                                  1,250           1,386          .01
State of California Dept. of Water Resources, Power Supply Revenue Bonds,
  Series 2002-E, 4.33% 2006                                                                  4,500           4,621          .01
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                          4,860           3,888          .01
AGCO Corp. 9.50% 2008                                                                        3,500           3,815          .01
Terex Corp.:
 9.25% 2011                                                                                  1,000           1,060
 Class B, 10.375% 2011                                                                       2,000           2,170          .01
Del Monte Corp. 8.625% 2012 (2)                                                              2,000           2,090          .01
Amkor Technology, Inc.:
 9.25% 2008                                                                                    235             250
 7.75% 2013 (2)                                                                              1,765           1,708          .01
Micron Technology, Inc. 6.50% 2005 (2)                                                       1,000             975          .00
United Air Lines, Inc. 9.00% 2003 (6)                                                        8,000             650          .00
Jet Equipment Trust, Series 1995-B, 10.91% 2014 (2)  (6)                                     4,750              48          .00
                                                                                                           180,766          .59


COLLATERALIZED MORTGAGE-/ASSET-BACKED OBLIGATIONS (10)  -  2.15%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                                         14,000          12,358
 Series 1995-4, Class B-2, 7.70% 2025  (6)                                                   1,900             893
 Series 1995-3, Class B-2, 8.10% 2025  (6)                                                  16,121           7,577
 Series 1995-2, Class B-2, 8.80% 2026  (6)                                                  11,457           5,385
 Series 1996-2, Class B-2, 7.90% 2027  (6)                                                  12,950           1,554
 Series 1996-10, Class B-2, 7.74% 2028  (6)                                                  8,369           1,004
 Series 1997-8, Class B-2, 7.75% 2028  (6)                                                   6,393             767
 Series 1997-1, Class B-2, 7.76% 2028  (6)                                                   9,781           1,174
 Series 1997-2, Class B-2, 8.05% 2028  (6)                                                   3,280             394
 Series 1997-6, Class B-2, 7.75% 2029  (6)                                                  10,611           1,273
 Series 1998-3, Class B-2, 8.07% 2030  (6)                                                   4,723             685
 Series 1998-4, Class B-2, 8.11% 2030  (6)                                                   6,470             938
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029  (6)                 18,188           9,196
Conseco Finance Home Equity Loan Trust:
 Series 2000-F, Class AF-4, 7.67% 2026                                                       4,750           4,967
 Series 2000-A, Class BV-2, 3.907% 2031 (5)                                                  3,576           2,861          .17
CS First Boston Mortgage Securities Corp.:
 Series 2001-CK6, Class A-1, 4.393% 2006                                                     2,852           2,950
 Series 2003-AR20, Class 2A2, 4.45% 2033 (5)                                                10,000          10,012
 Series 2001-CF2, Class A-2, 5.935% 2034                                                     8,635           9,253
 Series 2001-CF2, Class A-3, 6.238% 2034                                                     6,000           6,512
 Series 1998-C1, Class A-1A, 6.26% 2040                                                      7,551           7,981          .12
Metris Master Trust: (5)
 Series 2001-1, Class A, 1.32% 2007                                                          4,250           4,194
 Series 2001-1, Class B, 1.90% 2007                                                          6,000           5,953
 Series 2001-4, Class B, 2.50% 2008                                                          3,000           2,640
 Series 2000-3, Class A, 1.36% 2009                                                         14,428          13,683
 Series 2001-2, Class A, 1.42% 2009                                                          3,500           3,293          .10
WaMu Mortgage Pass-Through Certificates Trust: (5)
 Series 2003-AR3, Class A-2, 2.828% 2033                                                     3,500           3,514
 Series 2003-AR8, Class A, 4.03% 2033                                                       10,000          10,050
 Series 2003-AR6, Class A-1, 4.39% 2033                                                      9,719           9,615
 Series 2003-AR1, Class A-6, 4.56% 2033                                                      4,049           4,086          .09
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                        3,828           3,846
 Series 2001-4, Class B, 4.84% 2008                                                          6,389           6,373
 Series 2002-4, Class A-4, 3.05% 2009                                                        5,000           4,902
 Series 2002-4, Class B, 3.82% 2009                                                          9,226           8,919          .08
Banc of America Mortgage Securities Trust, Inc., Class 2-A-1:
 Series 2003-G, 4.088% 2033 (5)                                                             10,000          10,013
 Series 2003-D, 4.183% 2033                                                                 13,150          13,167          .08
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                 21,198          21,530          .07
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.209% 2030 (5)                   20,000          21,262          .07
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.121% 2025 (5)                                                  5,393           5,583
 Series 1999-C1, Class A-2, 7.56% 2031                                                      11,750          13,292          .06
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class E, 7.624%
  2029 (5)                                                                                  20,750          17,841          .06
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 1.72% 2013 (2)  (5)                                              4,420           4,410
 Series 1999-C1, Class X, interest only, 1.037% 2031 (2)  (5)                               83,074           4,289
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                     7,665           8,392          .06
AESOP Funding II LLC, Class A-1: (2)
 Series 2002-A, AMBAC insured, 3.85% 2006                                                    7,925           8,126
 Series 2003-2, MBIA insured, 2.74% 2007                                                     8,000           7,946          .05
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.857% 2033 (5)                 15,360          15,360          .05
AmSouth Auto Trust, Series 2000-1, Class C, 7.44% 2007                                      14,260          14,822          .05
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series
  1998-C2, Class A-1, 6.28% 2035                                                            13,173          13,933          .04
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52%
  2009 (2)                                                                                  12,373          12,485          .04
PRIME Capital Hurricane Ltd. 7.61% 2004 (2)  (5)                                            12,500          12,349          .04
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.86% 2009 (2)  (5)                                  3,217           3,238
 Series 2001-1, Class A-2, 7.111% 2013                                                       5,000           4,859
 Series 1992-A2, 9.20% 2014                                                                  5,000           3,650          .04
Chase Commercial Mortgage Securities Corp., Series 1998-1:
 Class A-1, 6.34% 2030                                                                       2,451           2,568
 Class A-2, 6.56% 2030                                                                       8,000           8,821          .04
Residential Asset Securities Corp. Trust:
 Series 2003-KS2, Class A-I-3, 2.66% 2028                                                    1,400           1,385
 Series 2003-KS6, Class A-2, 1.40% 2033 (5)                                                 10,000          10,000          .04
MBNA Master Credit Card Trust II:
 Series 1999-D, Class C, 6.95% 2008 (2)                                                      4,700           5,115
 Series 2000-H, Class B, 1.707% 2013 (5)                                                     5,000           5,023          .03
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A: (2)
 6.148% 2007  (5)                                                                            5,000           4,937
 Class FX, 10.421% 2007                                                                      5,000           5,137          .03
Morgan Stanley Capital I, Inc.:
 Series 2003-KIDS, Class A, 1.78% 2016 (2)  (5)                                              5,000           5,000
 Series 1998-WF2, Class A-1, 6.34% 2030                                                      4,280           4,553          .03
Mediterranean Re PLC 7.14% 2005 (2)  (5)                                                     9,000           9,090          .03
Ameriquest Mortgage Securities Inc., Asset-backed Pass-Through Certificates,
  Series 2003-5, Class A-2, 2.43% 2033                                                       9,000           9,004          .03
Banco Itau SA, Series 2002, XLCA insured, 1.94% 2007 (2)  (5)                                9,050           8,982          .03
First USA Credit Card Master Trust, Class C: (2)
 Series 1997-4, 2.101% 2010  (5)                                                             6,500           6,402
 Series 1998-6, 6.16% 2011                                                                   2,000           2,095          .03
Financial Pacific Funding, Class A, FSA insured, 2.29% 2009 (2)                              8,339           8,316          .03
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                              8,000           8,159          .03
Continental Airlines, Inc.:
 Series 2000-1, Class C-1, 8.499% 2012                                                       4,428           3,100
 Series 2001-1, Class B, 7.373% 2017                                                         6,000           4,590          .03
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                              6,500           6,972          .02
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028 (2)                    6,577           6,750          .02
Residential Reinsurance: (2)  (5)
 2001 Ltd. 6.27% 2004                                                                        6,000           6,021
 2002 Ltd. 6.18% 2005                                                                          500             500          .02
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031             6,168           6,271          .02
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.238% 2033 (5)                         6,069           6,095          .02
Morgan Stanley Dean Witter Capital I Trust, Class A-1:
 Series 2002-HQ, 4.59% 2034                                                                  3,059           3,182
 Series 2003-TOP9, 3.98% 2036                                                                2,948           2,909          .02
Tobacco Settlement Financing Corp.,Tobacco Settlement Asset-Backed Bonds,
  Series 2001-A, 6.36% 2025                                                                  6,326           6,058          .02
Pass-through Amortizing Credit Card Trusts, Series 2002-1: (2)
 Class A-2FX, 4.685% 2012                                                                    3,589           3,631
 Class A-3FX, 6.298% 2012                                                                    2,393           2,418          .02
PIONEER 2002 Ltd., Class D Series, 2.838% 2006 (2)  (5)                                      6,000           6,000          .02
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022              5,386           5,621          .02
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                        5,600           5,569          .02
SeaWest Securitization, LLC, Series 2002-A, XLCA insured: (2)
 Class A-2, 2.58% 2008                                                                       2,500           2,512
 Class A-3, 3.58% 2008                                                                       3,000           3,040          .02
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1,
  7.46% 2008                                                                                 4,891           5,449          .02
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                  4,876           5,214          .02
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524%
  2008 (2)                                                                                   5,000           5,034          .02
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA
  insured, 3.55% 2009                                                                        5,000           5,012          .02
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (5)             5,000           4,988          .02
Rental Car Finance Corp.: (2)
 Series 1997-1, Class C-2, 2.05% 2005  (5)                                                   2,000           2,001
 Series 1999-1A, Class D, 7.10% 2007                                                         2,500           2,541          .01
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                       4,332           4,477          .01
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,
  6.72% 2025                                                                                 4,752           4,408          .01
Structured Asset Securities Corp.: (2)  (5)
 Series 1998-RF2, Class A, 8.498% 2027                                                         959           1,057
 Series 1998-RF1, Class A, 8.688% 2027                                                         759             837
 Series 1999-BC1, Class M2, 2.40% 2029                                                       2,296           2,302          .01
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014 (2)                  4,669           4,109          .01
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M-1,
  2.55% 2032 (5)                                                                             4,000           4,000          .01
Residential Funding Mortgage Securities I, Inc., Series 1998-S17, Class M-1,
  6.75% 2028                                                                                 3,764           3,762          .01
Providian Master Trust, Series 2000-1, Class C, 2.257% 2009 (2)  (5)                         4,000           3,735          .01
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                               3,384           3,398          .01
Jet Equipment Trust: (2)   (6)
 Series 1995-B, Class A, 7.63% 2015                                                          3,222           1,128
 Series 1995-A, Class B, 8.64% 2015                                                          7,790           1,013
 Series 1995-B, Class C, 9.71% 2015                                                          5,500             495
 Series 1995-A, Class C, 10.69% 2015                                                         5,000             500          .01
Capital One Master Trust, Series 1999-1, Class C, 6.60% 2007 (2)                             2,500           2,576          .01
Santa Barbara Bank & Trust Automobile Loan Securitization Corp., Series 2001-A,
  Class A, 6.13% 2007 (2)                                                                    2,507           2,541          .01
Amercan Airlines, Series 2003-1, AMBAC insured, 3.857% 2010                                  2,500           2,400          .01
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
  MBIA insured, 6.68% 2016 (2)                                                               2,245           2,335          .01
United Air Lines, Inc., Series 1996-A2, 7.87% 2019  (6)                                      5,000           1,847          .01
Security National Mortgage Loan Trust, Series 2001-3A, Class A-2, 5.37% 2014 (2)             1,680           1,726          .01
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                1,626           1,626          .00
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                           1,250           1,372          .00
Nextcard Credit Card Master Note Trust, Series 2001-1A, Class A, 1.407% 2007 (2)
  (5)                                                                                        1,029             967          .00
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                  898             956          .00
NPF XII, Inc.: (2) (3) (6)
 Series 1999-3, Class B, 2.39% 2003  (5)                                                     3,000              30
 Series 2001-1A, Class A,  1.99% 2004  (5)                                                   5,000             600
 Series 2001-3, Class A, 5.52% 2007                                                          1,000             120          .00
                                                                                                           655,731         2.15

FEDERAL AGENCY OBLIGATIONS: MORTGAGE PASS-THROUGHS (10) -  1.68%
Fannie Mae:
 3.82% 2033 (5)                                                                             10,000           9,994
 4.50% 2018                                                                                 20,000          19,472
 5.00% 2018                                                                                 72,691          72,691
 5.50% 2016 - 2033                                                                          53,935          54,744
 6.00% 2016 - 2032                                                                          34,309          34,982
 6.50% 2031 - 2032                                                                          25,711          26,516
 7.00% 2016 - 2031                                                                          11,876          12,490
 7.50% 2023 - 2031                                                                           2,894           3,080
 8.00% 2024                                                                                    704             765
 9.00% 2010                                                                                    880             958
 9.50% 2022                                                                                  1,098           1,233
 10.00% 2018 - 2025                                                                          2,119           2,452          .78

Government National Mortgage Assn.:
 5.00% 2033                                                                                 90,860          86,672
 5.50% 2017                                                                                 10,890          11,215
 7.00% 2022 - 2031                                                                          10,354          10,934
 7.50% 2017 - 2030                                                                          23,968          25,567
 8.00% 2017 - 2023                                                                           3,705           4,016
 8.50% 2017 - 2021                                                                           1,103           1,206
 9.00% 2016                                                                                    186             207
 9.50% 2009 - 2021                                                                           2,199           2,448
 10.00% 2020 - 2025                                                                         14,672          17,073          .52

Freddie Mac:
 5.00% 2018 - 2033                                                                          60,000          58,784
 5.50% 2018 - 2033                                                                          40,692          40,640
 6.00% 2032                                                                                 11,977          12,137
 8.50% 2008 - 2010                                                                             973           1,049
 9.00% 2007                                                                                    522             553
 11.00% 2018                                                                                   986           1,146          .38
                                                                                                           513,024         1.68

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED MORTGAGE OBLIGATIONS (10)  -  0.20%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                      13,000          13,126
 Series 2001-4, Class GA, 10.147% 2025 (5)                                                   3,442           3,877
 Series 2001-4, Class NA, 11.768% 2025 (5)                                                     310             359
 Series 2002-W3, Class A-5, 7.50% 2028                                                       3,578           3,940
 Series 2001-20, Class E, 9.60% 2031 (5)                                                     3,584           3,932
 Series 2001-50, Class BA, 7.00% 2041                                                        6,881           7,264
 Series 2001-T10, Class A-1, 7.00% 2041                                                      4,331           4,694
 Series 2002-W1, Class 2A, 7.50% 2042                                                        7,997           8,806          .15
Freddie Mac:
 Series SF2, Class GC, 2.64% 2009                                                            5,000           4,838
 Series 178, Class Z, 9.25% 2021                                                               439             440
 Series 2289, Class NB, 11.219% 2022 (5)                                                       815             908
 Series T-056, Class A-2A, 2.842% 2036                                                       8,740           8,633          .05
                                                                                                            60,817          .20

OTHER FEDERAL AGENCY OBLIGATIONS  -  0.36%
Freddie Mac 4.25% 2005                                                                      75,000          78,164          .26
Federal Home Loan Bank 4.125% 2004                                                          16,460          16,991          .05
Fannie Mae:
 4.75% 2007                                                                                 12,000          12,353
 7.25% 2030                                                                                  3,250           3,755          .05
                                                                                                           111,263          .36

GOVERNMENT & GOVERNMENTAL AUTHORITIES (EXCLUDING U.S.)  -  0.33%
United Mexican States Government Eurobonds, Global:
 4.625% 2008                                                                                10,000           9,950
 8.625% 2008                                                                                 5,000           5,888
 8.375% 2011                                                                                 3,000           3,413
 7.50% 2012                                                                                  4,310           4,628
 6.375% 2013                                                                                 7,500           7,414
 11.375% 2016                                                                               29,684          39,999
 8.125% 2019                                                                                 4,580           4,798
 8.30% 2031                                                                                  1,965           2,053          .26
State of Qatar 9.75% 2030                                                                    7,000           9,153          .03
Russian Federation 5.00% 2030 (5)                                                            4,770           4,263          .01
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 2.188%
 2012 (5)                                                                                    5,000           3,825          .01
Dominican Republic 9.50% 2006 (2)                                                            2,135           2,140          .01
Banque Centrale de Tunisie 7.375% 2012                                                       1,500           1,646          .01
El Salvador (Republic of) 7.75% 2023 (2)                                                     1,250           1,247          .00
Panama (Republic of) Interest Reduction Bond 1.938% 2014 (5)                                    49              44          .00
                                                                                                           100,461          .33

DEVELOPMENT AUTHORITIES  -  0.01%
Corporacion Andina de Fomento 6.875% 2012                                                    4,000           4,294          .01
                                                                                                             4,294          .01


U.S. TREASURY NOTES & BONDS  -  3.99%
 7.25% May 2004                                                                            150,000         157,055
 6.75% May 2005                                                                            410,000         446,388
 5.75% November 2005                                                                       239,500         259,632
 3.375% January 2007  (11)                                                                  37,643          40,521
 4.375% May 2007                                                                            50,000          52,797
 3.25% August 2007                                                                          35,000          35,421
 3.625% January 2008  (11)                                                                 124,949         136,521
 6.00% August 2009                                                                          29,000          32,570
 10.00% May 2010                                                                            20,000          22,866
 3.50% January 2011  (11)                                                                   21,088          22,980
 8.875% August 2017                                                                         10,025          13,852         3.99
                                                                                                         1,220,603         3.99


MISCELLANEOUS  -  0.14%
Other bonds & notes in initial period of acquisition                                                        42,897          .14

Total bonds & notes (cost: $9,890,930,000)                                                               9,747,427        31.90



                                                                                         Principal          Market      Percent
                                                                                            amount           value       of net
Short-term securities                                                                         (000)           (000)      assets

CORPORATE SHORT-TERM NOTES  -  2.45%
Edison Asset Securitization LLC 1.00%-1.14% due 8/8-9/8/2003 (2)                      $    100,000     $    99,938          .33
Ciesco LP 1.11% due 8/4/2003 (12)                                                           45,000          44,995
Citicorp 1.01% due 9/17/2003                                                                50,000          49,931          .31
E.I. DuPont de Nemours & Co. 0.96%-1.00% due 8/11-9/16/2003 (12)                            75,000          74,926          .25
Triple-A One Funding Corp. 1.03%-1.23% due 8/1-8/27/2003 (2)                                72,728          72,703          .24
Receivables Capital Corp. 1.02%-1.03% due 8/4-8/15/2003 (2)                                 70,000          69,980          .23
Pfizer Inc 0.98%-1.00% due 8/20-9/8/2003 (2)                                                61,700          61,650          .20
J.P. Morgan Chase & Co. 1.02% due 9/9/2003                                                  50,000          49,942          .16
Verizon Network Funding Corp. 0.98% due 8/14/2003                                           49,000          48,981          .16
Preferred Receivables Funding Corp. 1.02%-1.03% due 8/11-8/14/2003 (2)                      48,000          47,983          .16
Procter & Gamble Co. 0.99% due 8/5/2003 (2)                                                 30,000          29,996          .10
Harvard University 1.19% due 8/6/2003                                                       25,000          24,995          .08
Netjets Inc. 1.12% due 8/12/2003 (2)                                                        25,000          24,991          .08
FCAR Owner Trust I 1.03% due 9/15/2003                                                      25,000          24,966          .08
Merck & Co. Inc. 0.95% due 8/21/2003                                                        22,000          21,988          .07
                                                                                                           747,965         2.45

Federal agency discount notes  -  1.57%
Federal Home Loan Bank 0.94%-1.14% due 8/5-10/3/2003 (12)                                  249,400         249,083          .81
Fannie Mae 0.94%-1.175% due 8/6-10/1/2003 (12)                                             201,172         200,962          .66
Freddie Mac 0.995% due 10/9/2003                                                            30,000          29,938          .10
                                                                                                           479,983         1.57

U.S. Treasuries  -  0.72%
U.S. Treasury Bills 0.80%-1.00% due 9/4-11/6/2003 (12)                                     220,600         220,275          .72
                                                                                                           220,275          .72

CERTIFICATES OF DEPOSIT  -  0.23%
Wells Fargo & Co. 1.02%-1.03% due 9/2-9/15/2003                                             70,000          70,000          .23
                                                                                                            70,000          .23


TOTAL SHORT-TERM SECURITIES (cost: $1,518,247,000)                                                       1,518,223         4.97


TOTAL INVESTMENT SECURITIES (cost: $29,659,948,000)                                                     30,633,033       100.24

New Taiwanese Dollar (cost: $3,006,000)                                                NT$ 105,104           3,062          .01

Other assets less liabilities                                                                              (77,526)        (.25)

NET ASSETS                                                                                             $30,558,569      100.00%

(1) Security did not produce income during last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(7) The fund owns 11.56% and 7.37% of the outstanding voting securities of Wilshire Financial Services Group Inc. and Clarent Hospital, respectively, and thus is considered an affiliate of these companies under the Investment
    Company Act of 1940.
(8) Step bond; coupon rate will increase at a later date.
(9) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(10) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements




EQUITY SECURITIES ADDED                             EQUITY SECURITIES ELIMINATED
   SINCE JANUARY 31, 2003                              SINCE JANUARY 31, 2003

ACE                                                 Amkor Technologies
Alcoa                                               Australian Stock Exchange
Arthur J. Gallagher                                 BANK ONE
AstraZeneca                                         British Airways
Baxter                                              Burr-Brown
Brascan                                             Gillette
Chubb                                               Kerr-McGee
Cooper Industries                                   Kinder Morgan Energy
Developers Diversified Realty                       Koninklijke Ahold
Elan                                                National City
Emerson Electric                                    NRG Energy
FleetBoston Financial                               OGE Energy
Fortis                                              PACCAR
Hewlett-Packard                                     Pharmacia
Irish Life & Permanent                              Qwest Trends
iStar                                               Semtech
Kansas City Southern                                Thermo Electron
Kinder Morgan                                       TriQuint Semiconductor
Lion Nathan                                         Volkswagen
Lyondell Chemical                                   Wells Fargo
Mercury General                                     Xerox
Pentair
PNC Financial Services
Regency Realty
Smiths Group
SpectraSite
St. Paul Companies
Sunoco
UCB
UnumProvident
Volvo


FINANCIAL STATEMENTS

Statement of assets and liabilities
at July 31, 2003

(dollars and shares in thousands, except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $29,632,436)                                             $30,623,165
  Affiliated issuers (cost: $27,512)                                                         9,868             $30,633,033
 Cash denominated in non-U.S. currencies
  (cost: $3,006)                                                                                                     3,062
 Cash                                                                                                               18,167
 Receivables for:
  Sales of investments                                                                      73,535
  Sales of fund's shares                                                                   140,339
  Dividends and interest                                                                   223,106                 436,980
                                                                                                                31,091,242
LIABILITIES:
 Payables for:
  Purchases of investments                                                                 493,187
  Repurchases of fund's shares                                                              18,744
  Investment advisory services                                                               6,646
  Services provided by affiliates                                                           12,781
  Deferred Directors' compensation                                                           1,160
  Other fees and expenses                                                                      155                 532,673
NET ASSETS AT JULY 31, 2003                                                                                    $30,558,569

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                    $29,711,062
 Undistributed net investment income                                                                               202,562
 Accumulated net realized loss                                                                                    (328,439)
 Net unrealized appreciation                                                                                       973,384
NET ASSETS AT JULY 31, 2003                                                                                    $30,558,569


TOTAL AUTHORIZED CAPITAL STOCK - 3,000,000 SHARES, $.001 PAR VALUE

                                                                                                           Share          Net asset
                                                                                    Net assets       outstanding  value per share(1)

Class A                                                                            $25,891,156         1,677,091            $15.44
Class B                                                                              2,014,550           131,173             15.36
Class C                                                                              1,849,724           120,580             15.34
Class F                                                                                471,191            30,555             15.42
Class 529-A                                                                             92,713             6,014             15.42
Class 529-B                                                                             27,596             1,796             15.36
Class 529-C                                                                             43,651             2,836             15.39
Class 529-E                                                                              5,190               337             15.40
Class 529-F                                                                                776                50             15.42
Class R-1                                                                                2,237               145             15.39
Class R-2                                                                               51,567             3,358             15.36
Class R-3                                                                               56,496             3,666             15.41
Class R-4                                                                               12,249               794             15.43
Class R-5                                                                               39,473             2,557             15.44


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $16.38 and $16.36, respectively.


See Notes to Financial Statements


Statement of operations
for the year ended July 31, 2003                        (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                      $768,369
  Dividends (net of non-U.S. withholding
            tax of $17,620; also includes
            $680 from affiliates)                                                                599,837              $1,368,206

 Fees and expenses:
  Investment advisory services                                                                    68,125
  Distribution services                                                                           76,096
  Transfer agent services                                                                         17,851
  Administrative services                                                                          2,993
  Reports to shareholders                                                                            757
  Registration statement and prospectus                                                            1,192
  Postage, stationery and supplies                                                                 1,862
  Directors' compensation                                                                            280
  Auditing and legal                                                                                  87
  Custodian                                                                                        1,391
  State and local taxes                                                                                1
  Other                                                                                              119
  Total expenses before reimbursement                                                            170,754
   Reimbursement of expenses                                                                          85                 170,669
 Net investment income                                                                                                 1,197,537

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized loss on:
  Investments                                                                                   (317,245)
  Non-U.S. currency transactions                                                                  (1,059)               (318,304)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                  2,135,793
  Non-U.S. currency translations                                                                    (185)              2,135,608
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               1,817,304
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                      $3,014,841



See Notes to Financial Statements





Statement of changes in net assets                       (dollars in thousands)


                                                                                         Year ended July 31

                                                                                        2003                    2002
OPERATIONS:
 Net investment income                                                            $1,197,537                $974,829
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                    (318,304)                 29,524
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                2,135,608              (2,479,293)
  Net increase (decrease) in net assets
   resulting from operations                                                       3,014,841              (1,474,940)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                             (1,188,421)             (1,050,096)
 Distributions from net realized gain
  on investments                                                                     (33,634)               (198,717)
   Total dividends and distributions paid
    to shareholders                                                               (1,222,055)             (1,248,813)

CAPITAL SHARE TRANSACTIONS                                                         7,542,328               4,062,994

TOTAL INCREASE IN NET ASSETS                                                       9,335,114               1,339,241

NET ASSETS:
 Beginning of year                                                                21,223,455              19,884,214
 End of year (including
  undistributed net investment
  income: $202,562 and $195,610,
  respectively)                                                                  $30,558,569             $21,223,455



See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Effective September 15, 2003, dividends to shareholders will be declared daily from net investment income and will continue to be paid quarterly. Distributions to shareholders from net realized capital gains will continue to be recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

         SECURITIES LENDING - The fund may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When the fund lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Income earned is included in interest income in the accompanying financial statements.


2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; net capital losses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of July 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $29,686,486,000.

During the year ended July 31, 2003, the fund reclassified $2,164,000 from undistributed net investment income and $43,000 from additional paid-in capital to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)


Undistributed net investment income and currency gains                                                        $210,538
Loss deferrals related to non-U.S. currency that were realized during the
  period November 1,                                                                                           (1,615)
2002 through July 31, 2003
Short-term and long-term capital loss deferrals                                                              (320,408)
Gross unrealized appreciation on investment securities                                                      2,710,183
Gross unrealized depreciation on investment securities                                                     (1,760,574)


Short-term and long-term capital loss deferrals above include a capital loss carryforward of $119,093,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in short-term and long-term capital loss deferrals above are capital losses of $201,315,000, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid to shareholders was as follows
  (dollars in thousands):

                                                  Distributions from ordinary income           Distributions
                                                               Net        Short-term          from long-term                  Total
Share class(1)                                    investment income    capital gains           capital gains     distributions paid
Year ended July 31, 2003
Class A                                                 $ 1,068,009                -               $ 30,128             $ 1,098,137
Class B                                                      53,967                -                  1,620                  55,587
Class C                                                      44,868                -                  1,346                  46,214
Class F                                                      13,361                -                    340                  13,701
Class 529-A                                                   2,652                -                     63                   2,715
Class 529-B                                                     680                -                     18                     698
Class 529-C                                                   1,025                -                     30                   1,055
Class 529-E                                                     127                -                      3                     130
Class 529-F                                                      13                -                     -*                      13
Class R-1                                                        35                -                      1                      36
Class R-2                                                       809                -                     16                     825
Class R-3                                                       978                -                     18                     996
Class R-4                                                       336                -                     11                     347
Class R-5                                                     1,561                -                     40                   1,601
Total                                                   $ 1,188,421                -               $ 33,634             $ 1,222,055

Year ended July 31, 2002
Class A                                                 $ 1,007,745                -              $ 191,617             $ 1,199,362
Class B                                                      23,194                -                  4,250                  27,444
Class C                                                      14,345                -                  2,257                  16,602
Class F                                                       4,225                -                    593                   4,818
Class 529-A                                                     265                -                      -                     265
Class 529-B                                                      59                -                      -                      59
Class 529-C                                                     119                -                      -                     119
Class 529-E                                                       7                -                      -                       7
Class R-1                                                         -                -                      -                       -
Class R-2                                                         1                -                      -                       1
Class R-3                                                         1                -                      -                       1
Class R-4                                                         -                -                      -                       -
Class R-5                                                       135                -                      -                     135
Total                                                   $ 1,050,096                -              $ 198,717             $ 1,248,813

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's annual gross investment income. For the year ended July
31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.278% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described on the previous page for the year ended July 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A         $50,667          $16,684        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          12,951           1,167         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          10,981          Included           $1,647               $312            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           701            Included             421                 58             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          67            Included             83                   6                  $55
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B         160            Included             24                   8                   16
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C         259            Included             39                   9                   26
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          14            Included              4                  -*                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included              1                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           9             Included              1                   4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2          150            Included             30                  125            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3          117            Included             35                  42             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           19            Included             11                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             30                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $76,096          $17,851            $2,326               $567                 $100
----------------===============================================================================================
     *Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $211,000 in current fees (either paid in cash or deferred) and a net increase of $69,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                                                             Sales(2)        Reinvestments of dividends
                                                                                                and distributions
                                                                      Amount      Shares       Amount      Shares
Year ended July 31, 2003
Class A                                                          $ 6,571,144     450,244    $ 961,227      66,589
Class B                                                            1,181,221      81,388       48,083       3,329
Class C                                                            1,234,072      84,783       39,653       2,745
Class F                                                              348,617      23,837       11,323         780
Class 529-A                                                           62,226       4,285        2,714         187
Class 529-B                                                           19,159       1,322          698          48
Class 529-C                                                           29,443       2,027        1,055          73
Class 529-E                                                            3,845         265          130           9
Class 529-F                                                              726          50           13           1
Class R-1                                                              2,246         154           35           2
Class R-2                                                             54,856       3,765          825          56
Class R-3                                                             69,623       4,772          996          68
Class R-4                                                             13,466         957          347          24
Class R-5                                                             16,642       1,132          725          50
Total net increase
   (decrease)                                                    $ 9,607,286     658,981  $ 1,067,824      73,961

Year ended July 31, 2002
Class A                                                          $ 4,014,525     254,045  $ 1,046,600      66,915
Class B                                                              667,318      42,284       23,902       1,531
Class C                                                              623,811      39,565       14,509         930
Class F                                                              168,245      10,662        4,063         259
Class 529-A                                                           26,537       1,683          265          17
Class 529-B                                                            7,163         454           59           4
Class 529-C                                                           13,275         838          119           8
Class 529-E                                                            1,093          70            7          -*
Class R-1                                                                176          12            -           -
Class R-2                                                                995          68            1          -*
Class R-3                                                              1,090          73            1          -*
Class R-4                                                                  1          -*            -           -
Class R-5                                                             23,743       1,540          135           9
Total net increase
   (decrease)                                                    $ 5,547,972     351,294  $ 1,089,661      69,673



Share class(1)                                                       Repurchases(2)             Net increase
                                                                     Amount      Shares       Amount      Shares
Year ended July 31, 2003
Class A                                                         $ (2,760,616)  (191,744) $ 4,771,755     325,089
Class B                                                            (129,263)     (9,017)   1,100,041      75,700
Class C                                                            (137,562)     (9,593)   1,136,163      77,935
Class F                                                             (70,421)     (4,829)     289,519      19,788
Class 529-A                                                          (2,178)       (150)      62,762       4,322
Class 529-B                                                            (396)        (28)      19,461       1,342
Class 529-C                                                          (1,486)       (101)      29,012       1,999
Class 529-E                                                             (97)         (7)       3,878         267
Class 529-F                                                              (3)         (1)         736          50
Class R-1                                                              (341)        (23)       1,940         133
Class R-2                                                            (7,638)       (525)      48,043       3,296
Class R-3                                                           (17,958)     (1,245)      52,661       3,595
Class R-4                                                            (2,651)       (187)      11,162         794
Class R-5                                                            (2,172)       (148)      15,195       1,034
Total net increase
   (decrease)                                                   $ (3,132,782)  (217,598) $ 7,542,328     515,344

Year ended July 31, 2002
Class A                                                         $ (2,441,845)  (156,045) $ 2,619,280     164,915
Class B                                                             (58,671)     (3,834)     632,549      39,981
Class C                                                             (49,716)     (3,273)     588,604      37,222
Class F                                                             (23,525)     (1,521)     148,783       9,400
Class 529-A                                                            (136)         (8)      26,666       1,692
Class 529-B                                                             (64)         (4)       7,158         454
Class 529-C                                                            (130)         (9)      13,264         837
Class 529-E                                                             (10)         -*        1,090          70
Class R-1                                                                (1)         -*          175          12
Class R-2                                                               (87)         (6)         909          62
Class R-3                                                               (30)         (2)       1,061          71
Class R-4                                                                 -           -            1          -*
Class R-5                                                              (424)        (26)      23,454       1,523
Total net increase
   (decrease)                                                   $ (2,574,639)  (164,728) $ 4,062,994     256,239


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.



6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2003, the total value of restricted securities was $2,567,017,000, which represents 8.40% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $15,179,573,000 and $6,194,206,000, respectively, during the year ended July 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2003, the custodian fee of $1,391,000 includes $93,000 that was offset by this reduction, rather than paid in cash.


Financial Highlights (1)


                                                                                        Income (loss)
                                                                                from investment operations(2)

                                                                                            Net gains
                                                                                          (losses) on
                                                                  Net asset                securities
                                                                    value,          Net         (both   Total from
                                                                  beginning  investment  realized and   investment
                                                                  of period      income    unrealized)  operations
Class A:
 Year ended 7/31/2003                                               $14.49         $.72        $.98       $1.70
 Year ended 7/31/2002                                                16.44          .74       (1.73)       (.99)
 Year ended 7/31/2001                                                15.43          .83        1.46        2.29
 Year ended 7/31/2000                                                17.51          .88       (1.28)       (.40)
 Year ended 7/31/1999                                                18.25          .88         .45        1.33
Class B:
 Year ended 7/31/2003                                                14.42          .61         .97        1.58
 Year ended 7/31/2002                                                16.39          .61       (1.73)      (1.12)
 Year ended 7/31/2001                                                15.39          .72        1.46        2.18
 Period from 3/15/2000 to 7/31/2000                                  14.93          .24         .41         .65
Class C:
 Year ended 7/31/2003                                                14.41          .59         .97        1.56
 Year ended 7/31/2002                                                16.37          .59       (1.71)      (1.12)
 Period from 3/15/2001 to 7/31/2001                                  15.85          .21         .48         .69
Class F:
 Year ended 7/31/2003                                                14.47          .71         .97        1.68
 Year ended 7/31/2002                                                16.44          .71       (1.73)      (1.02)
 Period from 3/15/2001 to 7/31/2001                                  15.89          .27         .48         .75
Class 529-A:
 Year ended 7/31/2003                                                14.48          .71         .97        1.68
 Period from 2/15/2002 to 7/31/2002                                  15.76          .31       (1.20)       (.89)
Class 529-B:
 Year ended 7/31/2003                                                14.46          .58         .97        1.55
 Period from 2/19/2002 to 7/31/2002                                  15.63          .25       (1.06)       (.81)
Class 529-C:
 Year ended 7/31/2003                                                14.46          .58         .97        1.55
 Period from 2/19/2002 to 7/31/2002                                  15.63          .25       (1.06)       (.81)
Class 529-E:
 Year ended 7/31/2003                                                14.47          .66         .96        1.62
 Period from 2/25/2002 to 7/31/2002                                  15.81          .27       (1.23)       (.96)
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                                  14.11          .60        1.24        1.84
Class R-1:
 Year ended 7/31/2003                                                14.47          .60         .96        1.56
 Period from 6/17/2002 to 7/31/2002                                  15.65          .06       (1.24)      (1.18)
Class R-2:
 Year ended 7/31/2003                                                14.48          .59         .95        1.54
 Period from 5/31/2002 to 7/31/2002                                  16.26          .09       (1.69)      (1.60)
Class R-3:
 Year ended 7/31/2003                                                14.48          .65         .98        1.63
 Period from 6/4/2002 to 7/31/2002                                   16.09          .09       (1.51)      (1.42)
Class R-4:
 Year ended 7/31/2003                                                14.49          .70         .98        1.68
 Period from 6/27/2002 to 7/31/2002                                  15.25          .08        (.84)       (.76)
Class R-5:
 Year ended 7/31/2003                                                14.49          .75         .98        1.73
 Period from 5/15/2002 to 7/31/2002                                  16.31          .15       (1.77)      (1.62)




                                                                  Dividends(and distributions


                                                            Dividends
                                                            (from net Distributions         Total    Net asset
                                                           investment (from capital dividends and   value, end
                                                              income)        gains) distributions    of period
Class A:
 Year ended 7/31/2003                                          $(.73)      $(.02)         $(.75)        $15.44
 Year ended 7/31/2002                                           (.80)       (.16)          (.96)         14.49
 Year ended 7/31/2001                                           (.80)       (.48)         (1.28)         16.44
 Year ended 7/31/2000                                           (.87)       (.81)         (1.68)         15.43
 Year ended 7/31/1999                                           (.88)      (1.19)         (2.07)         17.51
Class B:
 Year ended 7/31/2003                                           (.62)       (.02)          (.64)         15.36
 Year ended 7/31/2002                                           (.69)       (.16)          (.85)         14.42
 Year ended 7/31/2001                                           (.70)       (.48)         (1.18)         16.39
 Period from 3/15/2000 to 7/31/2000                             (.19)          -           (.19)         15.39
Class C:
 Year ended 7/31/2003                                           (.61)       (.02)          (.63)         15.34
 Year ended 7/31/2002                                           (.68)       (.16)          (.84)         14.41
 Period from 3/15/2001 to 7/31/2001                             (.17)          -           (.17)         16.37
Class F:
 Year ended 7/31/2003                                           (.71)       (.02)          (.73)         15.42
 Year ended 7/31/2002                                           (.79)       (.16)          (.95)         14.47
 Period from 3/15/2001 to 7/31/2001                             (.20)          -           (.20)         16.44
Class 529-A:
 Year ended 7/31/2003                                           (.72)       (.02)          (.74)         15.42
 Period from 2/15/2002 to 7/31/2002                             (.39)          -           (.39)         14.48
Class 529-B:
 Year ended 7/31/2003                                           (.63)       (.02)          (.65)         15.36
 Period from 2/19/2002 to 7/31/2002                             (.36)          -           (.36)         14.46
Class 529-C:
 Year ended 7/31/2003                                           (.60)       (.02)          (.62)         15.39
 Period from 2/19/2002 to 7/31/2002                             (.36)          -           (.36)         14.46
Class 529-E:
 Year ended 7/31/2003                                           (.67)       (.02)          (.69)         15.40
 Period from 2/25/2002 to 7/31/2002                             (.38)          -           (.38)         14.47
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                             (.51)       (.02)          (.53)         15.42
Class R-1:
 Year ended 7/31/2003                                           (.62)       (.02)          (.64)         15.39
 Period from 6/17/2002 to 7/31/2002                                -           -              -          14.47
Class R-2:
 Year ended 7/31/2003                                           (.64)       (.02)          (.66)         15.36
 Period from 5/31/2002 to 7/31/2002                             (.18)          -           (.18)         14.48
Class R-3:
 Year ended 7/31/2003                                           (.68)       (.02)          (.70)         15.41
 Period from 6/4/2002 to 7/31/2002                              (.19)          -           (.19)         14.48
Class R-4:
 Year ended 7/31/2003                                           (.72)       (.02)          (.74)         15.43
 Period from 6/27/2002 to 7/31/2002                                -           -              -          14.49
Class R-5:
 Year ended 7/31/2003                                           (.76)       (.02)          (.78)         15.44
 Period from 5/15/2002 to 7/31/2002                             (.20)          -           (.20)         14.49






                                                                         Net    Ratio of        Ratio of
                                                                 assets, end    expenses      net income
                                                         Total     of period  to average      to average
                                                      return(3) (in millions) net assets      net assets
Class A:
 Year ended 7/31/2003                                   12.18%     $25,891         .61%           4.98%
 Year ended 7/31/2002                                    (6.35)     19,585          .61            4.66
 Year ended 7/31/2001                                    15.53      19,519          .62            5.18
 Year ended 7/31/2000                                    (2.08)     18,102          .63            5.52
 Year ended 7/31/1999                                     7.79      23,012          .59            4.99
Class B:
 Year ended 7/31/2003                                    11.37       2,015         1.39            4.17
 Year ended 7/31/2002                                    (7.14)        800         1.37            3.88
 Year ended 7/31/2001                                    14.77         254         1.38            4.15
 Period from 3/15/2000 to 7/31/2000                       4.33          29          .52            1.73
Class C:
 Year ended 7/31/2003                                    11.23       1,850         1.48            4.07
 Year ended 7/31/2002                                    (7.17)        614         1.48            3.77
 Period from 3/15/2001 to 7/31/2001                       4.35          89          .62            1.28
Class F:
 Year ended 7/31/2003                                    12.11         471          .72            4.83
 Year ended 7/31/2002                                    (6.56)        156          .73            4.52
 Period from 3/15/2001 to 7/31/2001                       4.71          22          .31            1.58
Class 529-A:
 Year ended 7/31/2003                                    12.10          93          .68            4.87
 Period from 2/15/2002 to 7/31/2002                      (5.83)         24          .37            2.02
Class 529-B:
 Year ended 7/31/2003                                    11.10          28         1.60            3.95
 Period from 2/19/2002 to 7/31/2002                      (5.40)          7          .71            1.62
Class 529-C:
 Year ended 7/31/2003                                    11.10          44         1.59            3.96
 Period from 2/19/2002 to 7/31/2002                      (5.40)         12          .70            1.63
Class 529-E:
 Year ended 7/31/2003                                    11.66           5         1.06            4.48
 Period from 2/25/2002 to 7/31/2002                      (6.24)          1          .45            1.79
Class 529-F:
 Period from 9/17/2002 to 7/31/2003                      13.38           1          .81 (5)        4.68
Class R-1:
 Year ended 7/31/2003                                    11.19           2         1.50 (6)        4.02
 Period from 6/17/2002 to 7/31/2002                      (7.54)          - (4)      .18 (6)         .42
Class R-2:
 Year ended 7/31/2003                                    11.12          52         1.46 (6)        4.02
 Period from 5/31/2002 to 7/31/2002                      (9.95)          1          .24 (6)         .66
Class R-3:
 Year ended 7/31/2003                                    11.68          56         1.08 (6)        4.42
 Period from 6/4/2002 to 7/31/2002                       (8.90)          1          .17 (6)         .61
Class R-4:
 Year ended 7/31/2003                                    12.07          12          .72 (6)        4.81
 Period from 6/27/2002 to 7/31/2002                      (4.98)          - (4)      .03 (6)         .52
Class R-5:
 Year ended 7/31/2003                                    12.43          39          .40            5.17
 Period from 5/15/2002 to 7/31/2002                      (9.99)         22          .09             .97






                                                            Year ended July 31


Supplemental data - all classes            2003            2002      2001        2000     1999

Portfolio turnover rate                     28%             36%       44%         35%      44%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent 'deferred sales charges.
(4) Amount less than 1 million.
(5) Annualized.
(6) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been 1.92%, 1.81% and 1.12% for classes R-1, R-2 and R-3,respectively, during the year ended July 31, 2003, and .32%, .29%, .19% and 5.11% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended July 31, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the year ended July 31, 2003.



INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 5, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2003, the fund paid a long-term capital gain distribution of $33,634,000.

As a result of recent tax legislation, individual shareholders are now eligible for reduced tax rates on qualified dividend income received during 2003. For purposes of computing the dividends eligible for reduced tax rates, 33% of the dividends paid by the fund from net investment income from January 1 through the end of the fund's fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 26% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.